Document and Entity Information	12 Months Ended
Mar. 31, 2011
Document and Entity Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	HIT
Entity Registrant Name	HITACHI LTD
Entity Central Index Key	0000047710
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	4,517,600,887

Consolidated Balance Sheets (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Current assets:
Cash and cash equivalents (note 6)	¥ 554,810	¥ 577,584
Short-term investments (note 3)	16,598	53,575
Trade receivables:
Notes (notes 6, 17 and 28)	101,524	105,605
Accounts (notes 6 and 28)	2,026,158	2,180,357
Allowance for doubtful receivables (note 28)	(36,763)	(43,470)
Net trade receivables	2,090,919	2,242,492
Investments in leases (notes 5, 6 and 28)	228,346	194,108
Current portion of financial assets transferred to consolidated securitization entities (notes 6 and 28)	183,559
Inventories (note 4)	1,341,768	1,222,077
Prepaid expenses and other current assets (notes 6 and 8)	484,029	485,361
Total current assets	4,900,029	4,775,197
Investments and advances, including affiliated companies (notes 3 and 6)	614,145	712,993
Property, plant and equipment (note 5):
Land	471,155	471,123
Buildings	1,909,825	1,931,104
Machinery and equipment	5,528,889	5,554,953
Construction in progress	53,558	62,717
Property, Plant and Equipment, Gross, Total	7,963,427	8,019,897
Less accumulated depreciation	5,852,157	5,800,093
Net property, plant and equipment	2,111,270	2,219,804
Intangible assets (note 7):
Goodwill	171,500	165,586
Other intangible assets	356,518	352,464
Total intangible assets	528,018	518,050
Financial assets transferred to consolidated securitization entities (notes 6 and 28)	304,160
Other assets (notes 5, 6, 8, 10 and 28)	728,007	738,420
Total assets	9,185,629	8,964,464
Current liabilities:
Short-term debt (note 9)	472,588	451,451
Current portion of long-term debt (notes 5, 6 and 9)	338,218	303,730
Current portion of non-recourse borrowings of consolidated securitization entities (note 6)	190,868
Trade payables:
Notes	20,430	25,737
Accounts	1,236,758	1,229,546
Accrued expenses (notes 10 and 17)	933,918	919,849
Income taxes (note 8)	73,514	50,446
Advances received	395,605	385,199
Other current liabilities (notes 6 and 8)	426,925	565,245
Total current liabilities	4,088,824	3,931,203
Long-term debt (notes 5, 6 and 9)	1,300,311	1,611,962
Non-recourse borrowings of consolidated securitization entities (note 6)	219,566
Retirement and severance benefits (note 10)	891,815	905,183
Other liabilities (note 8)	243,724	248,271
Total liabilities	6,744,240	6,696,619
Commitments and contingencies (note 17)
Equity:
Common stock 4,520,144,964 and 4,518,132,365 shares issued as of March 31, 2011 and 2010, respectively (notes 9 and 11)	409,129	408,810
Capital surplus (notes 11 and 12)	603,133	620,577
Legal reserve and retained earnings (notes 6 and 13)	922,036	713,479
Accumulated other comprehensive loss (notes 6 and 15)	(493,062)	(432,057)
Treasury stock, at cost (note 14)	(1,371)	(26,151)
Total Hitachi, Ltd. stockholders' equity	1,439,865	1,284,658
Noncontrolling interests	1,001,524	983,187
Total equity	2,441,389	2,267,845
Total liabilities and equity	¥ 9,185,629	¥ 8,964,464

Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2011	Mar. 31, 2010
Statement of Financial Position
Common stock, shares issued	4,520,144,964	4,518,132,365

Consolidated Statements of Operations (JPY ¥) In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Revenues:
Product sales	¥ 8,376,287	¥ 8,044,971	¥ 9,076,913
Financial and other services	939,520	923,575	923,456
Total revenues	9,315,807	8,968,546	10,000,369
Cost of sales:
Product sales	(6,292,555)	(6,185,937)	(7,153,228)
Financial and other services	(674,878)	(663,318)	(662,952)
Total cost of sales	(6,967,433)	(6,849,255)	(7,816,180)
Selling, general and administrative expenses	(1,903,866)	(1,917,132)	(2,057,043)
Impairment losses for long-lived assets (note 18)	(35,170)	(25,196)	(128,400)
Restructuring charges (note 19)	(5,757)	(25,154)	(22,927)
Interest income	13,267	12,017	19,177
Dividend income	4,240	5,799	8,544
Gains on sales of stock by subsidiaries or affiliated companies		183	360
Other income (note 20)	69,730	186	5,203
Interest charges	(24,878)	(26,252)	(33,809)
Other deductions (note 20)	(13,597)	(21,976)	(102,960)
Equity in net loss of affiliated companies	(20,142)	(58,186)	(162,205)
Income (loss) before income taxes	432,201	63,580	(289,871)
Income taxes (note 8)	(129,075)	(147,971)	(505,249)
Net income (loss)	303,126	(84,391)	(795,120)
Less income (loss) attributable to noncontrolling interests	64,257	22,570	(7,783)
Net income (loss) attributable to Hitachi, Ltd.	¥ 238,869	¥ (106,961)	¥ (787,337)
Net income (loss) attributable to Hitachi, Ltd. stockholders per share (note 21):
Basic	¥ 52.89	¥ (29.2)	¥ (236.86)
Diluted	¥ 49.38	¥ (29.2)	¥ (236.87)

Consolidated Statements of Equity (JPY ¥) In Millions	Common stock (notes 9 and 11)	Capital surplus (notes 9, 11 and 12)	Legal reserve and retained earnings (notes 6 and 13)	Accumulated other comprehensive loss (notes 6 and 15)	Treasury stock, at cost (note 14)	Total Hitachi, Ltd. stockholders' equity	Noncontrolling interests (notes 6 and 12)	Total
Balance at beginning of year at Mar. 31, 2008	¥ 282,033	¥ 555,410	¥ 1,626,497	¥ (267,198)	¥ (26,130)	¥ 2,170,612	¥ 1,142,508	¥ 3,313,120
Equity transactions and other		4,843	1,224	785		6,852	90,750	97,602
Net income (loss)			(787,337)			(787,337)	(7,783)	(795,120)
Other comprehensive income (loss), net of reclassification adjustments				(319,938)		(319,938)	(67,668)	(387,606)
Dividends to Hitachi, Ltd. stockholders			(19,944)			(19,944)		(19,944)
Dividends to noncontrolling interests							(28,406)	(28,406)
Acquisition of treasury stock					(858)	(858)		(858)
Sales of treasury stock, Amount		(187)			751	564		564
Total change in Equity		4,656	(806,057)	(319,153)	(107)	(1,120,661)	(13,107)	(1,133,768)
Balance at end of year at Mar. 31, 2009	282,033	560,066	820,440	(586,351)	(26,237)	1,049,951	1,129,401	2,179,352
Issuance of common stock	126,776	125,644				252,420		252,420
Conversion of convertible bonds	1	1				2		2
Equity transactions and other		(64,998)		(14,132)		(79,130)	(174,675)	(253,805)
Net income (loss)			(106,961)			(106,961)	22,570	(84,391)
Other comprehensive income (loss), net of reclassification adjustments				168,426		168,426	30,509	198,935
Dividends to noncontrolling interests							(24,618)	(24,618)
Acquisition of treasury stock					(115)	(115)		(115)
Sales of treasury stock, Amount		(136)			201	65		65
Total change in Equity	126,777	60,511	(106,961)	154,294	86	234,707	(146,214)	88,493
Balance at end of year at Mar. 31, 2010	408,810	620,577	713,479	(432,057)	(26,151)	1,284,658	983,187	2,267,845
Effect on retained earnings due to consolidation of securitization entities upon initial adoption of the amended provisions of ASC 810			(7,732)			(7,732)	(5,225)	(12,957)
Effect on accumulated other comprehensive loss due to consolidation of securitization entities upon initial adoption of the amended provisions of ASC 810				(2,977)		(2,977)	(1,985)	(4,962)
Conversion of convertible bonds	319	319				638		638
Equity transactions and other		(8,229)		(191)		(8,420)	(1,696)	(10,116)
Net income (loss)			238,869			238,869	64,257	303,126
Other comprehensive income (loss), net of reclassification adjustments				(57,837)		(57,837)	(16,830)	(74,667)
Dividends to Hitachi, Ltd. stockholders			(22,580)			(22,580)		(22,580)
Dividends to noncontrolling interests							(20,184)	(20,184)
Acquisition of treasury stock					(183)	(183)		(183)
Sales of treasury stock, Amount		(9,534)			24,963	15,429		15,429
Total change in Equity	319	(17,444)	208,557	(61,005)	24,780	155,207	18,337	173,544
Balance at end of year at Mar. 31, 2011	¥ 409,129	¥ 603,133	¥ 922,036	¥ (493,062)	¥ (1,371)	¥ 1,439,865	¥ 1,001,524	¥ 2,441,389

Statement of Other Comprehensive Income (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Comprehensive income (loss) attributable to Hitachi, Ltd. (note 15):
Net income (loss) attributable to Hitachi, Ltd.	¥ 238,869	¥ (106,961)	¥ (787,337)
Other comprehensive income (loss) attributable to Hitachi, Ltd. arising during the year:
Foreign currency translation adjustments	(69,194)	4,289	(110,899)
Pension liability adjustments	15,852	141,761	(184,153)
Net unrealized holding gain (loss) on available-for-sale securities	(5,728)	23,209	(22,855)
Cash flow hedges	1,233	(833)	(2,031)
Total other comprehensive income (loss) attributable to Hitachi, Ltd. arising during the year	(57,837)	168,426	(319,938)
Comprehensive income (loss) attributable to Hitachi, Ltd.	181,032	61,465	(1,107,275)
Comprehensive income (loss) attributable to noncontrolling interests (note 15):
Net income (loss) attributable to noncontrolling interests	64,257	22,570	(7,783)
Other comprehensive income (loss) attributable to noncontrolling interests arising during the year:
Foreign currency translation adjustments	(18,185)	2,618	(33,671)
Pension liability adjustments	224	22,262	(28,942)
Net unrealized holding gain (loss) on available-for-sale securities	376	5,467	(3,502)
Cash flow hedges	755	162	(1,553)
Total other comprehensive income (loss) attributable to noncontrolling interests arising during the year	(16,830)	30,509	(67,668)
Comprehensive income (loss) attributable to noncontrolling interests	47,427	53,079	(75,451)
Total comprehensive income (loss) (note 15):
Net income (loss)	303,126	(84,391)	(795,120)
Other comprehensive income (loss) arising during the year:
Foreign currency translation adjustments	(87,379)	6,907	(144,570)
Pension liability adjustments	16,076	164,023	(213,095)
Net unrealized holding gain (loss) on available-for-sale securities	(5,352)	28,676	(26,357)
Cash flow hedges	1,988	(671)	(3,584)
Total other comprehensive income (loss) arising during the year	(74,667)	198,935	(387,606)
Total comprehensive income (loss)	¥ 228,459	¥ 114,544	¥ (1,182,726)

Consolidated Statements of Cash Flows (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash flows from operating activities (note 23):
Net income (loss)	¥ 303,126	¥ (84,391)	¥ (795,120)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	382,732	441,697	478,759
Amortization	115,037	116,065	178,164
Impairment losses for long-lived assets	35,170	25,196	128,400
Deferred income taxes	3,952	60,440	403,968
Equity in net loss of affiliated companies	20,142	58,186	162,205
Gain on sale of investments in securities and other	(72,987)	(6,061)	(1,353)
Impairment of investments in securities	11,407	9,585	45,016
Loss on disposal of rental assets and other property	4,387	22,670	24,483
(Increase) decrease in receivables	121,606	(138,785)	342,008
(Increase) decrease in inventories	(171,275)	205,848	(57,206)
Decrease in prepaid expenses and other current assets	1,964	8,687	12,772
Increase (decrease) in payables	47,512	62,295	(359,230)
Increase (decrease) in accrued expenses and retirement and severance benefits	22,871	69,724	(27,050)
Increase (decrease) in accrued income taxes	3,066	17,249	(76,343)
Increase (decrease) in other liabilities	(26,118)	(83,519)	39,711
Net change in inventory-related receivables from financial services	19,523	(17,935)	2,117
Other	19,439	31,348	57,646
Net cash provided by operating activities	841,554	798,299	558,947
Cash flows from investing activities (note 23):
Capital expenditures	(254,460)	(286,259)	(422,109)
Purchase of intangible assets	(95,500)	(85,092)	(107,949)
Purchase of tangible assets and software to be leased	(268,446)	(271,341)	(357,079)
Proceeds from disposal of property, plant and equipment	27,427	20,821	13,110
Proceeds from disposal of tangible assets and software to be leased	19,866	22,672	33,401
Collection of investments in leases	286,356	172,327	234,984
Purchase of investments in securities and shares of newly consolidated subsidiaries	(122,555)	(156,989)	(60,337)
Proceeds from sale of investments in securities and shares of consolidated subsidiaries resulting in deconsolidation	147,941	27,410	112,771
Refund of deposit received for sale of investment in affiliated company	(43,550)
Other	42,575	25,856	3,200
Net cash used in investing activities	(260,346)	(530,595)	(550,008)
Cash flows from financing activities (note 23):
Increase (decrease) in short-term debt, net	75,535	(551,044)	314,899
Proceeds from long-term debt	179,324	656,768	467,341
Payments on long-term debt	(790,328)	(565,212)	(441,550)
Proceeds from issuance of common stock		252,420
Proceeds from sale of common stock by subsidiaries	415	504	900
Dividends paid to Hitachi, Ltd. stockholders	(22,466)	(134)	(19,826)
Dividends paid to noncontrolling interests	(19,575)	(24,852)	(28,406)
Acquisition of common stock for treasury	(183)	(115)	(841)
Proceeds from sales of treasury stock	52	65	564
Purchase of shares of consolidated subsidiaries from noncontrolling interest holders	(3,043)	(261,113)
Proceeds from sale of shares of consolidated subsidiaries to noncontrolling interest holders	229	1,886
Other	(4,136)	(11,517)	(8,693)
Net cash provided by (used in) financing activities	(584,176)	(502,344)	284,388
Effect of consolidation of securitization entities upon initial adoption of the amended provisions of ASC 810 (note 6)	12,030
Effect of exchange rate changes on cash and cash equivalents	(31,836)	4,298	(46,361)
Net increase (decrease) in cash and cash equivalents	(22,774)	(230,342)	246,966
Cash and cash equivalents at beginning of year	577,584	807,926	560,960
Cash and cash equivalents at end of year	¥ 554,810	¥ 577,584	¥ 807,926

Nature of Operations	12 Months Ended
Mar. 31, 2011
Nature of Operations
Nature of Operations
(1)	Nature of Operations

Hitachi, Ltd. (the Company) is a Japanese corporation, whose principal office is located in Japan. The Company's and its subsidiaries' businesses are diverse, and include information and telecommunication systems, power systems, social infrastructure and industrial systems, electronic systems and equipment, construction machinery, high functional materials and components, automotive systems, components and devices, digital media and consumer products, financial services, and others including logistics services.

Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2011
Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation and Summary of Significant Accounting Policies
(2)
Basis of Presentation and Summary of Significant Accounting Policies

(a)	Basis of Presentation

The Company and its domestic subsidiaries keep their books of account in accordance with the financial accounting standards of Japan, and its foreign subsidiaries in accordance with those of the countries of their domicile.

The consolidated financial statements presented herein have been prepared to reflect the adjustments which are necessary to conform them with accounting principles generally accepted in the United States of America. Management of the Company has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities to prepare these financial statements. Actual results could differ from those estimates.

(b)	Principles of Consolidation

The consolidated financial statements include the accounts of the Company, its majority-owned subsidiaries and all variable interest entities (VIEs) for which the Company or any of its consolidated entities is the primary beneficiary. The definition of a VIE is included in Accounting Standards Codification (ASC) 810, "Consolidation." This guidance addresses how a business enterprise should evaluate whether it has a controlling financial interest in an entity through means other than voting rights and accordingly should consolidate the entity. The consolidated financial statements include accounts of certain subsidiaries whose closing dates differ from March 31 by 93 days or less to either comply with local statutory requirements or facilitate timely reporting. There have been no significant transactions, which would materially affect the Company's financial position and results of operations, with such subsidiaries during the period from their closing dates to March 31. Intercompany accounts and significant intercompany transactions have been eliminated in consolidation.

Investments in corporate joint ventures and affiliated companies, where the Company has the ability to exercise significant influence over operational and financial policies generally by holding 20 - 50% ownership, are accounted for under the equity method. Investments where the Company does not have significant influence are accounted for under the cost method.

(c)	Cash Equivalents

The Company considers all highly liquid investments with insignificant risk of changes in value which have original maturities of three months or less when purchased to be cash equivalents.

(d)	Allowance for Doubtful Receivables

Allowance for doubtful receivables, including both trade receivables as well as investments in leases, is the Company's and subsidiaries' best estimate of the amount of our incurred losses (that is those amounts with regards to which collection is not probable based on current information). Assessing the ultimate realization of these receivables, based on historical experience and analyses, including the current creditworthiness of each customer, requires a considerable amount of judgment. Each company in our consolidated group considers factors which are relevant to its business and circumstances, including business practices that are unique to the respective country or region in which it operates within the context of our group policy. Such factors which have been present on a historical basis and have contributed to losses at our subsidiaries in the past include: historical credit loss experience; existence of overdue payments; extended payment terms; negative evaluation by third-party credit rating agencies; excessive debt; and evaluation of deteriorating financial position and operating results. Account balances are generally written off against the allowance only after all means of collection have been exhausted and the potential for recovery is considered remote. Write-offs generally occur only when a debtor enters bankruptcy or liquidation because at that time collection efforts will have been exhausted. This policy results in potentially long collection cycles.

(e)	Foreign Currency Translation

Foreign currency financial statements have been translated in accordance with ASC 830, "Foreign Currency Matters." Under this guidance, the assets and liabilities of the Company's subsidiaries located outside Japan are translated into Japanese yen at the rates of exchange in effect at the balance sheet date. Income and expense items are translated at the average exchange rates prevailing during the year. Gains and losses resulting from foreign currency transactions are included in other income (deductions), and those resulting from translation of financial statements are excluded from the consolidated statements of operations and included in accumulated other comprehensive loss.

(f)	Investments in Securities and Affiliated Companies

Equity securities that do not have readily determinable fair values, except for equity-method investments, are accounted for under the cost method. The Company classifies investments in equity securities that have readily determinable fair values and all investments in debt securities in three categories: held-to-maturity securities, trading securities and available-for-sale securities.

Held-to-maturity securities are debt securities that the Company has the positive intent and ability to hold to maturity. Trading securities are debt and equity securities that are bought and held principally for the purpose of selling them in the near term. Available-for-sale securities are debt and equity securities not classified as either held-to-maturity securities or trading securities.

Held-to-maturity securities are reported at amortized cost. Trading securities are reported at fair value, with unrealized gains and losses included in earnings. Available-for-sale securities are reported at fair value, with unrealized gains and losses excluded from earnings and reported in accumulated other comprehensive loss.

On a periodic basis, but no less frequently than at the end of each quarter period, the Company evaluates available-for-sale securities, held-to-maturity securities and cost-method investments for possible impairment. If the fair value of any available-for-sale security, held-to-maturity security or cost-method investment is less than the cost basis or the amortized cost basis, the Company assesses whether the impairment is temporary or other-than-temporary. Fair value is determined based on quoted market prices, projected discounted cash flows or other valuation techniques as appropriate. For certain cost-method investments for which it is not practicable to estimate the fair value, if an event or change in circumstances has occurred that may have a significant adverse effect on the fair value of the investment, the Company estimates the fair value of such investments.

Factors considered in determining whether an impairment of an equity security classified as available-for-sale or a cost-method investment is temporary or other-than-temporary include: the length of time and extent to which the fair value of the investment has been less than cost, the financial condition and near-term prospects of the issuer, and the intent and ability to retain the investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. A decline in fair value of an equity security classified as an available-for-sale security or cost-method investment below its cost basis that is deemed to be other-than-temporary results in a write-down of the cost basis to fair value as a new cost basis and the amount of the write-down is included in earnings. The new cost basis of the investment is not adjusted for subsequent recoveries in fair value.

Factors considered in assessing whether an impairment of a debt security classified as either available-for-sale or held-to-maturity is temporary or other-than-temporary include: whether there is intent to sell the impaired debt security, it is more likely than not that the impaired debt security will be required to be sold before recovery, or the holder is not expected to recover the entire amortized cost basis of the security for any other reason. If the best estimate of the present value of cash flows expected to be collected is less than the amortized cost basis of the security, such a difference represents the credit loss component of the impairment. If an other-than-temporary impairment has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis less any current-period loss, the component of the other-than-temporary impairment related to the credit loss is recognized in earnings and the component of the other-than-temporary impairment related to other factors is recognized in accumulated other comprehensive loss. The previous amortized cost basis less the other-than-temporary impairment recognized in earnings becomes the new amortized cost basis of the investment. That new amortized cost basis is not adjusted for subsequent recoveries in fair value. However, the new amortized cost basis is adjusted for accretion and amortization as if the debt security had been purchased on the date of the other-than temporary impairment at an amortized cost basis equal to the previous amortized cost basis less the other-than-temporary impairment recognized in earnings.

On a periodic basis, but no less frequently than at the end of each quarter period, the Company evaluates the carrying amount of its ownership interests in equity-method investees for possible impairment. Factors considered in assessing whether an indication of other-than-temporary impairment exists include the achievement of business plan objectives and milestones including cash flow projections and the results of planned financing activities, the financial condition and prospects of each investee company, the fair value of the ownership interest relative to the carrying amount of the investment, the period of time during which the fair value of the ownership interest has been below the carrying amount of the investment and other relevant factors. Impairment to be recognized is measured based on the amount by which the carrying amount of the investment exceeds the fair value of the investment. Fair value is determined based on quoted market prices, projected discounted cash flows or other valuation techniques as appropriate.

The cost of a security sold or the amount reclassified out of accumulated other comprehensive loss into earnings is determined by the average cost method.

(g)	Securitizations

The Company and certain subsidiaries have a number of securitization programs. Under those programs, certain financial assets such as lease receivables, trade receivables and others are sold to Special Purpose Entities (SPEs) which are mainly funded through the issuance of asset-backed securities to investors. When a transfer of financial assets is eligible to be accounted for as a sale under ASC 860, "Transfers and Servicing," the transferred financial assets are derecognized. The Company and its subsidiaries recognize a gain or loss for the difference between the fair value of assets obtained and liabilities incurred in the sale and the carrying amount of the transferred financial assets when the transaction is consummated. Initially recorded at fair value in the period of securitizations, the amount of retained interests that can contractually be prepaid or otherwise settled in such a way that the holder would not recover all of its recorded interests is subsequently remeasured at fair value as of the balance sheet date in the same manner as available-for-sale securities.

Fair values are based on the present value of estimated future cash flows which take into consideration various factors such as expected credit loss and others.

(h)	Inventories

Inventories are stated at the lower of cost or market. Cost is determined by the specific identification method for job order inventories and generally by the average cost method for raw materials and other inventories.

(i)	Property, Plant and Equipment

Property, plant and equipment are stated at cost. Property, plant and equipment are principally depreciated using the declining-balance method, except for some assets which are depreciated using the straight-line method, mainly over the following estimated useful lives:

Buildings
Buildings and building equipment	3 to 50 years
Structures	7 to 60 years
Machinery and equipment
Machinery	4 to 15 years
Vehicles	4 to 7 years
Tools, furniture and fixtures	2 to 20 years

(j)	Goodwill and Other Intangible Assets

The Company tests goodwill and indefinite-lived intangible assets for impairment at least annually. The Company performs its annual impairment test mainly during the fourth quarter after the annual forecasting process is completed. Furthermore, goodwill is reviewed for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. The impairment test consists of two steps. In the first step, the Company compares the fair value of each reporting unit to its carrying value. The Company has certain operating segments and, in identifying the reporting unit for the purpose of testing goodwill for impairment, considers disaggregating those operating segments into economically dissimilar components based on specific facts and circumstances, especially the level at which performance of the operating segments are reviewed, how many businesses are included in the operating segments, and the economic similarity of those businesses. In assigning goodwill to reporting units, the Company considers which reporting units are expected to benefit from the synergies of the combination in a manner similar to how the amount of goodwill is recognized in a business combination. The Company determines the fair value of its reporting units mainly using an income approach (i.e., present value technique). When determining such fair value, the Company may, however, also use the fair value of that unit based on a comparison of comparable publicly traded companies or based on that unit's stand-alone market capitalization. If the carrying value of the net assets assigned to the reporting unit exceeds the fair value of the reporting unit, then the Company performs the second step of the impairment test in order to determine the implied fair value of the reporting unit's goodwill. If the carrying value of a reporting unit's goodwill exceeds its implied fair value, the Company records an impairment loss equal to the difference. Intangible assets with finite useful lives are amortized over their respective estimated useful lives on either a straight-line basis or the method that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up. The principal estimated useful lives are as follows:

Software	1 to 10 years
Software for internal use	3 to 10 years
Patents	4 to 8 years
Other	2 to 25 years

(k)	Capitalized Software Costs

Costs incurred for computer software developed or obtained for internal use are capitalized and amortized on a straight-line basis over their estimated useful lives in accordance with ASC 350, "Intangibles – Goodwill and Other." In addition, the Company and its subsidiaries develop certain computer software to be sold where related costs are capitalized after establishment of technological feasibility in accordance with ASC 985, "Software." The annual amortization of such capitalized costs is the greater of the amount computed using the ratio of each software's current year gross revenues to the total of current and anticipated future gross revenues or the straight-line method over the remaining estimated economic life of each software product.

(l)	Impairment of Long-lived Assets

The Company reviews the carrying value of long-lived assets or a related group of assets to be held and used, including intangible assets with finite useful lives, for impairment whenever events or circumstances occur that indicate that the carrying value of the assets may not be recoverable. The assets are considered to be impaired when estimated undiscounted cash flows expected to result from the use of the assets and their eventual disposition is less than their carrying values. The impairment losses are measured as the amount by which the carrying value of the asset or asset group exceeds the fair value. In determining the fair value, the Company uses available quoted market prices and present value techniques, if appropriate, based on the estimated future cash flows expected to result from the use of the assets and their eventual disposition.

(m)	Retirement and Severance Benefits

The Company accounts for retirement and severance benefits in accordance with ASC 715, "Compensation – Retirement Benefits." Actuarial gains and losses and prior service benefit and cost included in accumulated other comprehensive loss are amortized using the straight-line method over the average remaining service period of active employees.

(n)	Environmental Liabilities

The cost for environmental remediation liabilities is accrued when it is probable that the Company will incur environmental assessments or cleanup costs and the amounts can be reasonably estimated. The cost for liabilities is estimated based on the circumstances, the available information and current law, and the liabilities are not discounted to their present values.

(o)	Derivative Financial Instruments

The Company accounts for derivative financial instruments in accordance with ASC 815, "Derivatives and Hedging." This guidance requires that all derivative financial instruments, such as forward exchange and interest rate swap contracts, be recognized in the financial statements as either assets or liabilities and measured at fair value regardless of the purpose or intent for holding them.

The Company designates and accounts for hedging derivatives as follows:

•

"Fair value" hedge: a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment. The changes in fair value of the recognized assets or liabilities or unrecognized firm commitments and the related derivatives are both recorded in earnings if the hedge is considered highly effective.

•

"Cash flow" hedge: a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability. The changes in the fair value of the derivatives designated as cash flow hedges are recorded as other comprehensive income (loss) if the hedge is considered highly effective. This treatment is continued until earnings are affected by the variability in cash flows or the unrecognized firm commitment of the designated hedged item, at which point changes in fair value of the derivative are recognized in income (loss).

•

"Foreign currency" hedge: a hedge of foreign-currency fair value or cash flow. The changes in fair value of the recognized assets or liabilities or unrecognized firm commitments and the derivatives are recorded as either earnings or other comprehensive income (loss) if the hedge is considered highly effective. Recognition as earnings or other comprehensive income (loss) is dependent on the treatment of foreign currency hedges as either fair value or cash flow hedges.

The Company follows the documentation requirements as prescribed by the guidance, which includes risk management objective and strategy for undertaking various hedge transactions. In addition, a formal assessment is made at the hedge's inception and periodically on an ongoing basis, as to whether the derivative used in hedging activities is highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge accounting is discontinued for ineffective hedges, if any. Subsequent changes in the fair value of derivatives related to discontinued hedges are recognized in earnings immediately.

The Company classifies cash flows from derivatives as cash flows from operating activities in the consolidated statements of cash flows.

(p)	Revenue Recognition

The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the sales price is fixed or determinable, and collectibility is reasonably assured.

The Company offers multiple solutions to meet its customers' needs. Those solutions may involve the delivery or performance of multiple elements, such as products, services, or rights to use assets, and performance may occur at different points in time or over different periods of time. When one element is delivered prior to the other in an arrangement, revenue is deferred until the delivery of the last element, unless transactions are such that the delivered item has value to the customer on a standalone basis, there is objective and reliable evidence of the fair value of the undelivered item, and delivery or performance of the undelivered item is considered probable and substantially in the control of the Company if the arrangement includes a general right of return relative to the delivered item. If all conditions described above are met, each element in an arrangement is considered a separate unit of accounting, and the arrangement consideration is allocated to the separate units of accounting based on the relative fair values provided that there is objective and reliable evidence of the fair values of all units of accounting in the arrangement. The Company allocates revenue for software arrangements involving multiple elements to each element based on its relative fair value, as evidenced by vendor specific objective evidence (VSOE), or in the absence of VSOE of the delivered elements, the residual method. VSOE is the price charged by the Company to an external customer for the same element when such an element is sold separately.

Product Sales:

Revenue from sales of products is recognized when title and risk of loss have been transferred to the customer depending upon the terms of the contract or arrangement with the customer. The Company's policy is not to accept product returns unless the products are defective. The conditions of delivery are governed by the terms of the contract or customer arrangement and those not meeting the predetermined specification are not recorded as revenue. When the final payment is subject to customer acceptance, a portion of revenue for the amount of the final payment is deferred until an enforceable claim has become effective. Product warranties are offered on the Company's and certain subsidiaries' products and a warranty accrual is established when sales are recognized based on estimated future costs of repair and replacement principally using historical experience of warranty claims. Revenue from separately priced extended warranty and product maintenance contracts is deferred and recognized in income on a straight-line basis over the contract period except in those circumstances in which sufficient historical evidence indicates that the costs of performing services under the contract are incurred on other than a straight-line basis.

Price protection is provided to retailers of the Company's consumer products business and others to compensate the customer retailers for a decline in the product's value due mainly to competition. Price protection granted to the customers is classified as a reduction of revenue in the consolidated statements of operations. In addition, it is the Company's policy to accrue reasonably and reliably estimated price adjustments at the later of the date at which the related sales are recognized, or the date at which price protection is offered. The estimate is made based primarily upon historical experience or agreement on the adjustment rate and the number of units that are subject to such adjustment (e.g., units in distribution channels).

Product revenues which are recognized upon delivery, installation or acceptance by the customer include information technology system products, construction equipment, displays, disk drives, televisions, air conditioners, batteries, magnetic tapes, high functional materials, cable products, automotive equipment, semiconductor manufacturing equipment, test and measurement equipment, railway vehicles, medical electronic devices, industrial machinery and equipment, elevators and escalators.

Revenue from sales of tangible products under long-term construction type arrangements, in connection with the construction of nuclear, thermal and hydroelectric power plants, are recognized under the percentage-of-completion method. Under the percentage-of-completion method, revenue is recognized as a percentage of estimated total revenue that incurred costs to date bear to estimated total costs after giving effect to estimates of costs to complete based upon the most recent information. Any anticipated losses on fixed price contracts are charged to operations when such losses can be estimated. Provisions are made for contingencies in the period in which they become known pursuant to specific contract terms and conditions and are estimable. When reasonably dependable estimates of contract revenues and costs and the extent of progress toward completion do not exist, the completed-contract method of accounting is applied. A contract is complete when either acceptance by the customer is given or compliance with performance specifications is achieved, whichever is appropriate under the relevant contractual terms.

The Company recognizes software revenue in accordance with the provisions of ASC 985, "Software." Revenue from software consists primarily of software licensing, customized software development and post contract customer support. Revenues from software license arrangements are recognized upon delivery of the software if evidence of the arrangement exists, pricing is fixed or determinable and collectibility is reasonably assured. Revenue from a software arrangement that requires significant production, modification or customization of software is recognized using the percentage-of-completion method provided that reasonably dependable estimates related to contract revenue, cost and the extent of progress toward completion exist. Otherwise, the completed-contract method is applied. Customization of software is considered substantially completed when an acceptance by the customer occurs. Revenue from post contract customer support is amortized over the period of the post contract customer support. Consulting and training services revenues are recognized when the services are rendered.

Service Revenues:

Service revenues from maintenance and distribution services are recognized upon completion of service delivery. Revenue from time-based service contracts is recognized as services are rendered. Revenue from long-term fixed price service contracts such as support or maintenance contracts is recognized ratably over the contractual period. If historical data shows that the accrual of service cost is not fixed and the service is rendered in proportion to the accrual of the cost for the service, revenue is recognized based on the pattern of the cost accrual. Finance lease income is recognized at level rates of return over the term of the leases. Operating lease income is recognized on a straight-line basis over the term of the lease.

(q)	Shipping and Handling Costs

Shipping and handling costs are expensed as incurred and included in selling, general and administrative expenses.

(r)	Advertising

Advertising costs are expensed as incurred.

(s)	Research and Development Costs

Research and development costs are expensed as incurred. Costs incurred in connection with the development of software products for sale or lease to others are accounted for in accordance with ASC 985, "Software." Development costs incurred in the research and development of new software products and enhancements to existing products are expensed as incurred until technological feasibility has been established.

(t)	Income Taxes

Deferred income taxes are accounted for under the asset and liability method in accordance with ASC 740, "Income Taxes." Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating losses and tax credit carryforwards. Under this method, deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established to reduce deferred tax assets to their net realizable value if it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Tax positions that are more likely than not to be sustained upon examination by tax authorities are recognized in the financial statements in accordance with the provisions of ASC 740. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon ultimate settlement with tax authorities. Interest accrued related to unrecognized tax benefits and penalties are included in income taxes in the consolidated statements of operations.

(u)	Sales of Stock by Subsidiaries

Prior to the adoption of the provisions regarding noncontrolling interests in a subsidiary of ASC 810, the Company elected to recognize the change in its proportionate share of a subsidiary's equity resulting from issuance of stock by the subsidiary in the consolidated statements of operations.

(v)	Consumption Tax

Consumption tax collected and remitted to taxing authorities is excluded from revenues, cost of sales and expenses in the consolidated statements of operations.

(w)	Net Income Attributable to Hitachi, Ltd. Stockholders Per Share

Net income attributable to Hitachi, Ltd. stockholders per share is computed in accordance with ASC 260, "Earnings Per Share." This guidance requires a dual presentation of basic and diluted net income attributable to Hitachi, Ltd. stockholders per share amounts on the face of the statements of operations. Under this guidance, basic net income attributable to Hitachi, Ltd. stockholders per share is computed based upon the weighted average number of shares of common stock outstanding during each year. Diluted net income attributable to Hitachi, Ltd. stockholders per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company.

(x)	Guarantees

The Company recognizes, at the inception of the guarantee, a liability for the fair value of the obligation undertaken in issuing the guarantee in accordance with ASC 460, "Guarantees."

(y)	Accounting Changes

The Company adopted the provisions of ASC 805, "Business Combinations," and the provisions of ASC 810 regarding noncontrolling interests in a subsidiary on April 1, 2009. These provisions improve and simplify the accounting for business combinations and the reporting of noncontrolling interests in consolidated financial statements. The provisions of ASC 805 require an acquiring entity in a business combination to recognize all the assets acquired, liabilities assumed and any noncontrolling interest in an acquiree at the full amount of their fair values as of the acquisition date. Also, the related provisions of ASC 810 clarify that a noncontrolling interest in a subsidiary should be reported as equity in the consolidated financial statements and all the transactions resulting in changes in a parent's ownership interest in a subsidiary that do not result in deconsolidation are equity transactions. The adoption of the provisions of ASC 805 did not have a material effect on the Company's consolidated financial statements upon adoption, however, the additional required disclosures are presented in note 29. The changes in equity resulting from accounting treatment in accordance with the provisions of ASC 810 are presented in note 12.

The Company adopted the provisions of ASC 860, "Transfers and Servicing" amended by Accounting Standards Update (ASU) 2009-16, "Accounting for Transfers of Financial Assets" on April 1, 2010. These provisions remove the concept of a qualifying special-purpose entity and remove the exception from the application of variable interest accounting to qualifying special-purpose entities. These provisions modify the financial-components approach used to account for transfers of financial assets, limit the circumstances in which a transferor derecognizes a portion or component of a financial asset when the transferor has not transferred the original financial asset to an entity and/or when the transferor has continuing involvement with the financial asset, and establishes the "participating interests" conditions for reporting a transfer. The provisions also require enhanced disclosures to provide financial statement users with greater transparency about transfers of financial assets and a transferor's continuing involvement.

The Company adopted the provisions of ASC 810, "Consolidation" amended by ASU 2009-17, "Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities" on April 1, 2010. These provisions establish how a company determines when an entity that is insufficiently capitalized or is not controlled through voting or similar rights should be consolidated. The determination of whether a company is required to consolidate an entity is based on qualitative information such as an entity's purpose and design and a company's ability to direct the activities of the entity that most significantly impact the entity's economic performance. The provisions also require enhanced disclosures that will provide users of financial statements with more transparent information about an enterprise's involvement in a variable interest entity.

The effect of the adoption of the provisions amended by ASU 2009-16 and ASU 2009-17 is presented in note 6.

(z)	Revision to the Consolidated Balance Sheet

The amounts of goodwill, other intangible assets and other liabilities in the consolidated balance sheet as of March 31, 2010 were revised to adjust the provisional amounts in accordance with the provisions of ASC 805, "Business Combinations." The evaluation of the fair values of the assets and liabilities related to the business combination achieved in March 2010 was completed during the year ended March 31, 2011. Consequently, total assets and total liabilities and equity in the consolidated balance sheet as of March 31, 2010 are also revised. The effects on the consolidated balance sheet as of March 31, 2010 are presented in note 29.

Investments in Securities and Affiliated Companies	12 Months Ended
Mar. 31, 2011
Investments in Securities and Affiliated Companies
Investments in Securities and Affiliated Companies
(3)	Investments in Securities and Affiliated Companies

Short-term investments as of March 31, 2011 and 2010 are as follows:

	Yen (millions)
	2011	2010
Investments in securities:
Available-for-sale securities
Government debt securities	2,907	43,840
Corporate debt securities	11,041	6,074
Other securities	2,610	3,621
Held-to-maturity securities	40	40

	16,598	53,575

Investments and advances, including affiliated companies as of March 31, 2011 and 2010 are as follows:

	Yen (millions)
	2011	2010
Investments in securities:
Available-for-sale securities
Equity securities	145,816	159,850
Government debt securities	325	316
Corporate debt securities	27,039	29,285
Other securities	6,697	10,639
Held-to-maturity securities	355	236
Cost-method investments	48,144	48,222
Investments in affiliated companies	316,443	300,956
Advances and other	69,326	163,489

	614,145	712,993

The following is a summary of the amortized cost basis, gross unrealized holding gains, gross unrealized holding losses and aggregate fair value of available-for-sale securities by the consolidated balance sheet classifications as of March 31, 2011 and 2010.

	Yen(millions)
	2011
	Amortized cost basis	Gross gains	Gross losses	Aggregate fair value
Short-term investments:
Government debt securities	2,907	—	—	2,907
Corporate debt securities	10,798	252	9	11,041
Other securities	2,608	2	—	2,610

	16,313	254	9	16,558

Investments and advances:
Equity securities	84,856	63,390	2,430	145,816
Government debt securities	311	14	—	325
Corporate debt securities	25,818	1,640	419	27,039
Other securities	6,684	99	86	6,697

	117,669	65,143	2,935	179,877

	133,982	65,397	2,944	196,435

	Yen(millions)
	2010
	Amortized cost basis	Gross gains	Gross losses	Aggregate fair value
Short-term investments:
Government debt securities	43,839	1	—	43,840
Corporate debt securities	6,071	8	5	6,074
Other securities	3,619	2	—	3,621

	53,529	11	5	53,535

Investments and advances:
Equity securities	90,339	70,998	1,487	159,850
Government debt securities	305	11	—	316
Corporate debt securities	26,419	3,032	166	29,285
Other securities	10,314	392	67	10,639

	127,377	74,433	1,720	200,090

	180,906	74,444	1,725	253,625

The following is a summary of gross unrealized holding losses on available-for-sale securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of March 31, 2011 and 2010.

	Yen(millions)
	2011
	Less than 12 months		12 months or longer
	Aggregate fair value	Gross losses	Aggregate fair value	Gross losses
Short-term investments:
Corporate debt securities	5,691	9	—	—

Investments and advances:
Equity securities	9,378	1,183	4,381	1,247
Corporate debt securities	8,355	306	4,933	113
Other securities	100	40	215	46

	17,833	1,529	9,529	1,406

	23,524	1,538	9,529	1,406

	Yen(millions)
	2010
	Less than 12 months		12 months or longer
	Aggregate fair value	Gross losses	Aggregate fair value	Gross losses
Short-term investments:
Corporate debt securities	1,498	2	697	3

Investments and advances:
Equity securities	3,491	532	4,718	955
Corporate debt securities	2,646	44	5,669	122
Other securities	—	—	327	67

	6,137	576	10,714	1,144

	7,635	578	11,411	1,147

Equity securities consist primarily of stocks issued by Japanese listed companies. Government debt securities consist primarily of Japan treasury bonds. Corporate debt securities consist primarily of structured bonds. Other securities consist primarily of investments funds.

The purchases of available-for-sale securities for the years ended March 31, 2011, 2010 and 2009 were ¥26,490 million, ¥59,038 million and ¥24,729 million, respectively. The proceeds from the sale of available-for-sale securities for the years ended March 31, 2011, 2010 and 2009 were ¥11,646 million, ¥5,890 million and ¥60,063 million, respectively. The gross realized gains on the sale of those securities for the years ended March 31, 2011, 2010 and 2009 were ¥3,556 million, ¥1,124 million and ¥2,017 million, respectively, while the gross realized losses on the sale of those securities for the years ended March 31, 2011, 2010 and 2009 were ¥385 million, ¥56 million and ¥1,029 million, respectively.

The contractual maturities of debt securities and other securities classified as investments and advances in the consolidated balance sheet as of March 31, 2011 are as follows:

	Held-to-maturity	Held-to-maturity	Held-to-maturity
	Yen (millions)
	Held-to-maturity	Available-for-sale	Total
Due within five years	355	13,711	14,066
Due after five years through ten years	—	5,979	5,979
Due after ten years	—	14,371	14,371

	355	34,061	34,416

Expected redemptions may differ from contractual maturities because some of these securities are redeemable at the option of the issuers.

The aggregate carrying amounts of cost-method investments which were not evaluated for impairment as of March 31, 2011 and 2010 were ¥43,797 million and ¥47,900 million, respectively, mainly because it is not practicable to estimate the fair value of the investments due to lack of a market price and difficulty in estimating fair value without incurring excessive cost and the Company did not identify any events or changes in circumstances that might have had a significant adverse effect on their fair value.

The aggregate fair values of investments in affiliated companies, for which a quoted market price was available, as of March 31, 2011 and 2010, were ¥104,427 million and ¥17,388 million, respectively. The aggregate carrying amounts of such investments as of March 31, 2011 and 2010 were ¥99,299 million and ¥13,962 million, respectively.

As of March 31, 2011 and 2010, cumulative recognition of other-than-temporary declines in values of investments in certain affiliated companies resulted in the difference of ¥17,837 million and ¥32,621 million, respectively, between the carrying amount of the investment and the amount of underlying equity in net assets. In addition, as of March 31, 2011 and 2010, the carrying value of the investments in affiliated companies exceeded the Company's equity in the underlying net assets of such affiliated companies by ¥111,917 million and ¥105,278 million, respectively. The excess is attributed first to certain fair value adjustments on a net-of-tax basis at the time of the initial and subsequent investments in those companies with the remaining portion considered as equity-method goodwill.

For the year ended March 31, 2011, there were no affiliated companies accounted for by the equity method which were material to be disclosed separately. Summarized combined financial information relating to affiliated companies accounted for by the equity method as of and for the year ended March 31, 2011 is as follows:

Yen (millions)
2011
Current assets	1,305,406
Non-current assets	835,964

Total assets	2,141,370

Current liabilities	1,145,724
Non-current liabilities	334,298

Total liabilities	1,480,022

Summarized financial information relating to Renesas Technology Corp. (Renesas), Casio Hitachi Mobile Communications Co., Ltd. (CHMC) and other affiliated companies accounted for by the equity method as of March 31, 2010 and for the year ended March 31, 2010 and 2009 is as follows:

	Yen (millions)
	2010
	Renesas	CHMC	Others	Total
Current assets	327,687	50,535	645,257	1,023,479
Non-current assets	294,192	9,521	465,209	768,922

Total assets	621,879	60,056	1,110,466	1,792,401

Current liabilities	342,680	41,546	617,825	1,002,051
Non-current liabilities	135,603	1,014	100,779	237,396

Total liabilities	478,283	42,560	718,604	1,239,447

Equity	143,596	17,496	391,862	552,954

Stockholders' equity	141,567	17,496
Percentage of ownership in equity investees	55.0%	49.0%
Equity investment and undistributed earnings of affiliated companies, before consolidating and reconciling adjustments	77,862	8,573
Consolidation and reconciling adjustments:
Impairment loss	(10,881)	(4,232)
Other	2	(141)

Investments in affiliated companies	66,983	4,200	229,773	300,956

	Yen (millions)
	2010
	Renesas	CHMC	Others	Total
Revenues	599,791	99,623	1,170,893	1,870,307
Cost of sales	(555,990)	(110,381)	(1,007,203)	(1,673,574)

Gross profit (loss)	43,801	(10,758)	163,690	196,733
Selling, general and administrative expenses	(108,003)	(14,448)	(176,368)	(298,819)
Impairment losses for long-lived assets	(4,551)	—
Restructuring charges	(202)	—
Other deductions (net)	(12,603)	(12)

Loss before income taxes	(81,558)	(25,218)
Income taxes	(4,991)	(4,150)

Net loss	(86,549)	(29,368)
Less net loss attributable to noncontrolling interests	(183)	—

Net loss attributable to affiliated companies	(86,366)	(29,368)	(51,729)	(167,463)
Percentage of ownership in equity investees	55.0%	49.0%
Equity in net loss of affiliated companies, before consolidating and reconciling adjustments	(47,501)	(14,390)
Consolidation and reconciling adjustments	(96)	(1)

Equity in net earning (loss) of affiliated companies	(47,597)	(14,391)	3,802	(58,186)

	Yen (millions)
	2009
	Renesas	CHMC	Others	Total
Revenues	702,739	156,750	1,583,498	2,442,987
Cost of sales	(662,626)	(156,645)	(1,420,373)	(2,239,644)

Gross profit	40,113	105	163,125	203,343
Selling, general and administrative expenses	(134,302)	(10,363)	(187,693)	(332,358)
Impairment losses for long-lived assets	(9,627)	—
Restructuring charges	(16,872)	—
Other deductions (net)	(16,494)	(686)

Loss before income taxes	(137,182)	(10,944)
Income taxes	(82,666)	(1,517)

Net loss	(219,848)	(12,461)
Less net income attributable to noncontrolling Interests	(1,318)	—

Net loss attributable to affiliated companies	(218,530)	(12,461)	(164,437)	(395,428)
Percentage of ownership in equity investees	55.0%	49.0%
Equity in net loss of affiliated companies, before consolidating and reconciling adjustments	(120,192)	(6,106)
Consolidation and reconciling adjustments	(196)	141

Equity in net loss of affiliated companies	(120,388)	(5,965)	(35,852)	(162,205)

On April 1, 2003, Renesas, which focused on system LSI (Large Scale Integration) operations, was incorporated through a corporate split procedure, where the semiconductor and integrated circuits operations of the Company and Mitsubishi Electric Corporation were spun-off and contributed to a new company. Although the Company had owned 55.0% of the voting stock of Renesas since its foundation, the Company accounted for the investment under the equity method of accounting as Mitsubishi Electric Corp. had substantive participating rights under the joint venture agreement. Renesas increased its capital by ¥54,000 million and ¥71,700 million during the years ended March 31, 2009 and 2010, respectively. Renesas Electronics Corporation was established on April 1, 2010 when Renesas was combined with NEC Electronics Corporation. As a result, the Company received a 30.6% interest in Renesas Electronics Corporation and accounts for the investment under the equity method of accounting.

On April 1, 2004, CHMC, which focused on mobile phone design, production and sales, was incorporated. The Company had owned 49.0% of the voting stock of CHMC since its foundation and accounted for the investment under the equity method of accounting. CHMC increased its capital by ¥44,000 million during the year ended March 31, 2010. On June 1, 2010, CHMC was merged into NEC CASIO Mobile Communications, Ltd. Consequently, the Company received a 16.7% interest in NEC CASIO Mobile Communications, Ltd. and accounts for the investment under the cost method of accounting. NEC CASIO Mobile Communications, Ltd. increased its capital by allocating new shares to shareholders other than the Company in June 2010, and as a result, the Company's interest in NEC CASIO Mobile Communications, Ltd. decreased to 9.3%.

The balances and transactions with affiliated companies accounted for by the equity method are as follows:

	Yen (millions)
	2011	2010
Trade receivables	77,484	100,793
Investments in leases	12,158	16,595
Trade payables	21,543	43,248

	Yen (millions)
	2011	2010	2009
Revenues	315,533	373,889	469,629
Purchases	131,686	226,012	356,400

Inventories	12 Months Ended
Mar. 31, 2011
Inventories
Inventories
(4)	Inventories

Inventories as of March 31, 2011 and 2010 are summarized as follows:

	Yen (millions)
	2011	2010
Finished goods	533,724	505,918
Work in process	566,127	513,556
Raw materials	241,917	202,603

	1,341,768	1,222,077

Leases	12 Months Ended
Mar. 31, 2011
Leases
Leases
(5)	Leases

The Company and certain subsidiaries are lessors of certain assets such as manufacturing machinery and equipment under financing and operating lease arrangements with terms ranging from 3 to 6 years, some of which are transacted with affiliated companies.

The amount of leased assets at cost under operating leases and accumulated depreciation as of March 31, 2011 amounted to ¥1,999,056 million and ¥1,729,655 million, respectively. The leased assets are depreciated using the straight-line method over their estimated useful lives.

The following table shows the future minimum lease receivables of financing and non-cancelable operating leases as of March 31, 2011 and the future minimum lease receivables of financing leases as of March 31, 2010:

	Yen (millions)
	2011
Years ending March 31	Financing leases	Operating leases
2012	367,446	36,949
2013	250,130	22,256
2014	144,958	12,392
2015	66,795	6,391
2016	31,674	2,603
Thereafter	95,125	1,813

Total minimum payments to be received	956,128	82,404

Unguaranteed residual values	52,036
Amount representing executory costs	(67,396)
Unearned income	(67,631)
Allowance for doubtful receivables	(6,136)

Net investment in financing leases	867,001
Less current portion of net investment in financing leases, included in investments in leases and current portion of financial assets transferred to consolidated securitization entities	337,935

Long-term net investment in financing leases, included in other assets and financial assets transferred to consolidated securitization entities	529,066

Yen (millions)
2010
Financing Leases
Total minimum payments to be received	642,701
Unguaranteed residual values	66,289
Amount representing executory costs	(46,522)
Unearned income	(44,877)
Allowance for doubtful receivables	(4,825)

Net investment in financing leases	612,766
Less current portion of net investment in financing leases, included in investments in leases	194,108

Long-term net investment in financing leases, included in other assets	418,658

The Company and certain subsidiaries lease certain buildings, manufacturing machinery and equipment used in their operations. The amount of leased assets at cost under capital leases as of March 31, 2011 and 2010 amounted to ¥40,952 million and ¥39,398 million, respectively, and accumulated depreciation as of March 31, 2011 and 2010 amounted to ¥18,225 million and ¥19,440 million, respectively. Amortization of assets under capital leases is included in depreciation expense.

The following table shows the future minimum lease payments of capital and non-cancelable operating leases as of March 31, 2011:

	Yen (millions)
Years ending March 31	Capital leases	Operating leases
2012	11,799	18,799
2013	9,474	14,771
2014	5,769	11,710
2015	3,923	9,769
2016	2,260	7,008
Thereafter	5,747	26,817

Total minimum lease payments	38,972	88,874

Amount representing executory costs	(210)
Amount representing interest	(2,444)

Present value of net minimum lease payments	36,318
Less current portion of capital lease obligations	11,082

Long-term capital lease obligations	25,236

Securitizations	12 Months Ended
Mar. 31, 2011
Securitizations
Securitizations
(6)	Securitizations

The Company and certain subsidiaries securitize certain financial assets, such as lease, trade and mortgage loans receivable, and arrange other forms of asset-backed financing for the purpose of providing diversified and stable fund raising as part of their ongoing securitization activities. Historically, they have used Hitachi-supported and third-party Special Purpose Entities (SPEs) to execute securitization transactions funded with commercial paper and other borrowings. These securitization transactions are similar to those used by many financial institutions.

Investors in these entities only have recourse to the assets owned by the entity and not to their general credit, unless noted below. The Company and certain subsidiaries do not provide non-contractual support to SPEs and do not have implicit support arrangements with any SPEs. The majority of their involvement with SPEs related to the securitization activities are assisting in the formation and financing of an entity, providing limited credit enhancements, servicing the assets and receiving fees for services provided.

A portion of these lease, trade and mortgage loans receivable is transferred to SPEs sponsored by financial institutions, which operate those SPEs as a part of their businesses. Accordingly, the amount of assets transferred by the Company and its subsidiaries is considerably small compared to the total assets of the SPEs sponsored by these financial institutions that purchase a large amount of assets from entities other than the Company and its subsidiaries. In certain transactions, investors have recourse with a scope that is considerably limited.

The transferred assets have similar risks and characteristics to the Company's and certain subsidiaries' receivables recorded on the consolidated balance sheets. Accordingly, the performance, such as collections or expected credit loss, of these transferred assets has been similar to the receivables recorded on the consolidated balance sheets for the Company and certain subsidiaries; however, the blended performance of the pools of transferred assets reflects the eligibility screening requirements that the Company and certain subsidiaries apply to determine which receivables are selected for transfer. Therefore, the blended performance may differ from receivables recorded on the consolidated balance sheets.

Most of the transactions transferring lease and mortgage loans receivable utilize securitization trusts. In those transactions, certain subsidiaries initially transfer the receivables to trusts that had satisfied the conditions of Qualifying SPEs (QSPEs), which under guidance in effect through March 31, 2010 were excluded from the scope of consolidation provisions, and receive the beneficial interests in trusts originated from the transferred assets. Subsequently, the subsidiaries transfer the interests to and receive cash as consideration from SPEs that are not former QSPEs, as a part of securitization arrangements.

The remaining financial assets, consisting mainly of trade receivables, were transferred to former QSPEs established by certain of the Company's subsidiaries in the Cayman Islands. In those transactions, the Company and certain subsidiaries received cash as consideration from the former QSPEs that were funded through the issuance of asset-backed securities or other borrowings from investors that were secured by the transferred assets. The Company and certain subsidiaries retained subordinated interests in the transferred assets relating to these transactions, or otherwise investors had recourse with considerably limited scope. Furthermore, the Company and certain subsidiaries retained servicing responsibility, and certain of the Company's subsidiaries provided credit facilities to the former QSPEs in accordance with the service agency business contracts from which temporary payments on behalf of the former QSPEs were made. As of March 31, 2010, the Company and its subsidiaries had three QSPEs with outstanding balances of transferred receivables and the total amount of their assets was ¥117,159 million. Since the Company and its subsidiaries terminated the transactions with the former QSPEs by March 31, 2011, there are no outstanding balances of transferred receivables to the former QSPEs as of March 31, 2011. The Company and its subsidiaries did not hold any of the voting shares issued by those former QSPEs, and none of the directors of those former QSPEs were executives or employees of the Company or its subsidiaries. Additionally, the former QSPEs also purchased receivables from third-party customers.

In accordance with the new consolidation provisions effective April 1, 2010, the Company and certain subsidiaries are deemed to have a controlling financial interest and are the primary beneficiary of an SPE if it has both the power to direct the activities of the SPE that most significantly impact the SPE's economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the SPE. As a result of adoption of these provisions, the Company consolidated former QSPEs that were unconsolidated prior to April 1, 2010 using the carrying amounts of the SPEs' assets and liabilities as of April 1, 2010.

The incremental impact of adoption of these provisions on the Company's consolidated balance sheet as of April 1, 2010 is set forth in the following table. A net reduction of total equity of ¥17,919 million was principally relating to the reversal of previously recognized gains on sales of financial assets as a cumulative effect adjustment.

Yen (millions)
Net increase (decrease)
Cash and cash equivalents	12,030
Current portion of financial assets transferred to consolidated securitization entities	339,875
Prepaid expenses and other current assets	(33,283)
Investments and advances, including affiliated companies	(117,370)
Financial assets transferred to consolidated securitization entities	457,104
Other assets	12,202

Total assets	670,558

Current portion of long-term debt	(4,898)
Current portion of non-recourse borrowings of consolidated securitization entities	347,367
Other current liabilities	(55,163)
Long-term debt	(2,081)
Non-recourse borrowings of consolidated securitization entities	403,252

Total liabilities	688,477

Legal reserve and retained earnings	(7,732)
Accumulated other comprehensive loss	(2,977)
Noncontrolling interests	(7,210)

Total equity	(17,919)

Consolidated SPEs

The Company consolidated SPEs mainly because the Company has both the power to direct the activities of the SPEs that most significantly impact the SPEs' economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the SPEs. The consolidated SPEs are mainly trusts for the securitizations of lease receivables and mortgage loans receivable.

The table below summarizes the assets and liabilities of the consolidated SPEs as of March 31, 2011 by type of transferred financial assets that those SPEs hold:

	Yen (millions)
	2011
	Lease receivables	Mortgage loans receivable	Others	Total
Cash and cash equivalents	4,091	3,263	1,059	8,413
Current portion of financial assets transferred to consolidated securitization entities	109,589	11,236	62,734	183,559
Financial assets transferred to consolidated securitization entities	123,970	175,506	4,684	304,160

Current portion of non-recourse borrowings of consolidated securitization entities:
Loans, mainly from banks	75,539	—	16,512	92,051
Beneficial interests in trusts	55,396	34,178	9,243	98,817

	130,935	34,178	25,755	190,868

Non-recourse borrowings of consolidated securitization entities:
Loans, mainly from banks	51,359	—	—	51,359
Beneficial interests in trusts	34,053	131,196	2,958	168,207

	85,412	131,196	2,958	219,566

The aggregate annual maturities of non-recourse borrowings of consolidated securitization entities after March 31, 2012 are as follows:

Years ending March 31	Yen (millions)
2013	96,379
2014	22,753
2015	14,724
2016	12,213
Thereafter	73,497

219,566

The assets and liabilities of the consolidated SPEs on the table above exclude intercompany balances that are eliminated in consolidation. Substantially, all of the assets of the consolidated SPEs can only be used to settle obligations of those SPEs.

Transfers to unconsolidated entities

The following information is related to financial assets transferred to unconsolidated entities and accounted for as sales. Those financial assets are transferred mainly to SPEs sponsored by financial institutions.

Securitizations of lease receivables:

Hitachi Capital Corporation and certain other financing subsidiaries sold lease receivables to unconsolidated SPEs and other entities. Net gains recognized on the sale of these lease receivables for the years ended March 31, 2011, 2010 and 2009 were ¥8,500 million, ¥10,017 million and ¥13,975 million, respectively. The subsidiaries retained servicing responsibilities, but did not record a servicing asset or liability because the cost to service the receivables approximated the servicing income.

The table below summarizes cash flows received from and paid to the SPEs and other entities during the years ended March 31, 2011, 2010 and 2009:

	Yen (millions)
	2011	2010	2009
Proceeds from transfer of lease receivables	120,197	167,483	254,211
Servicing fees received	—	72	78
Purchases of delinquent or ineligible assets	—	(60,983)	(46,760)

The amount of initial fair value of subordinated interests for the year ended March 31, 2011 was ¥18,403 million. The subordinated interests relating to securitizations of lease receivables are initially classified as Level 3 assets within the fair value hierarchy. The initial fair value of the subordinated interests is determined based on economic assumptions including weighted-average life, expected credit risks, and discount rates.

Key economic assumptions used in measuring the initial fair value of the subordinated interests resulting from securitizations of lease receivables completed during the year ended March 31, 2011 are as follows:

2011
Weighted average life (in years)	4.2
Expected credit loss	0.03-0.05%
Discount rate	0.38-0.80%

Quantitative information about delinquencies, net credit losses, and components of lease receivables subject to transfer and other assets managed together as of and for the years ended March 31, 2011 and 2010 is as follows:

	Yen (millions)
		2011
	Total principal amount of receivables	Principal amount of receivables 90 days or more past due	Net credit loss
Total assets managed or transferred:
Lease receivables	1,025,462	140	1,128
Assets transferred	(158,461)

Assets held in portfolio	867,001

	Yen (millions)
		2010
	Total principal amount of receivables	Principal amount of receivables 90 days or more past due	Net credit loss
Total assets managed or transferred:
Lease receivables	1,103,804	243	1,943
Assets transferred	(491,038)

Assets held in portfolio	612,766

As of March 31, 2011, the amount of the maximum exposure to loss was ¥32,194 million. It mainly consists of the subordinated interests and the obligations to purchase assets with a scope that is considerably limited relating to these securitizations of lease receivables. As of March 31, 2011 and 2010, the amounts of the subordinated interests measured at fair value relating to these securitizations of lease receivables were ¥ 18,941 million and ¥77,756 million, respectively.

Key economic assumptions used in measuring the fair value of the subordinated interests relating to securitizations of lease receivables as of March 31, 2011 and 2010 are as follows:

	2011	2010
Weighted average life (in years)	3.5	2.9
Expected credit loss	0.03%	0.01-0.05%
Discount rate	0.70-0.80%	0.31-0.69%

The sensitivity of the current fair value of the Company's interests to an immediate 10 and 20 percent adverse change in the assumptions as of March 31, 2011 and 2010 is as follows:

	Yen (millions)
	2011	2010
Expected credit loss:
Impact on fair value of 10% adverse change	(60)	(282)
Impact on fair value of 20% adverse change	(121)	(563)
Discount rate:
Impact on fair value of 10% adverse change	(47)	(103)
Impact on fair value of 20% adverse change	(94)	(204)

These securitizations were designed to transfer the lease receivables through trusts that satisfied the conditions of former QSPEs. These trusts were not consolidated for the year ended March 31, 2010. Since almost all of those trusts were consolidated upon the adoption of the new consolidation provisions, the lease receivables transferred to the consolidated trusts were recognized on the Company's consolidated balance sheet and classified as financial assets transferred to consolidated securitization entities on April 1, 2010.

Securitizations of trade receivables excluding mortgage loans receivable:

The Company and certain subsidiaries sold trade receivables excluding mortgage loans receivable mainly to unconsolidated SPEs and other entities. During the years ended March 31, 2011, 2010 and 2009, proceeds from the transfer of trade receivables excluding mortgage loans receivable were ¥521,335 million, ¥737,820 million and ¥884,953 million, respectively, and net gains and losses recognized on those transfers were a net gain of ¥140 million and net losses of ¥1,853 million and ¥4,245 million, respectively. The Company and certain subsidiaries retained servicing responsibilities, but did not record a servicing asset or liability because the cost to service the receivables approximated the servicing income.

Quantitative information about delinquencies, net credit loss, and components of trade receivables excluding mortgage loans receivable subject to transfer and other assets managed together as of and for the years ended March 31, 2011 and 2010 is as follows:

	Yen (millions)
		2011
	Total principal amount of receivables	Principal amount of receivables 90 days or more past due	Net credit loss
Total assets managed or transferred:
Trade receivables excluding mortgage loans receivable	733,090	2,698	1,025
Assets transferred	(232,374)

Assets held in portfolio	500,716

	Yen (millions)
		2010
	Total principal amount of receivables	Principal amount of receivables 90 days or more past due	Net credit loss
Total assets managed or transferred:
Trade receivables excluding mortgage loans receivable	979,148	5,414	2,809
Assets transferred	(279,245)

Assets held in portfolio	699,903

As of March 31, 2011, the amount of the maximum exposure to loss was ¥36,067 million. It mainly consists of the subordinated interests and obligations to purchase assets with a scope that is considerably limited relating to these securitizations of trade receivables excluding mortgage loans receivable. As of March 31, 2011 and 2010, the amounts of the subordinated interests relating to these securitizations of trade receivables excluding mortgage loans receivable were ¥16,337 million and ¥45,249 million, respectively.

A portion of these trade receivables excluding mortgage loans receivable was transferred to former QSPEs, which were established by certain of the Company's subsidiaries, through March 31, 2011. During the years ended March 31, 2011, proceeds from the transfer of trade receivables excluding mortgage loans receivable to the former QSPEs and net losses recognized on those transfers were immaterial and there is no outstanding balance of transferred receivables in these former QSPEs as of March 31, 2011. During the years ended March 31, 2010 and 2009, proceeds from the transfer of trade receivables excluding mortgage loans receivable to the former QSPEs were ¥362,147 million and ¥490,647 million, respectively, and net losses recognized on those transfers were ¥616 million and ¥993 million, respectively. As of March 31, 2010, the outstanding balance of transferred receivables in these former QSPEs was ¥75,654 million.

Securitizations of mortgage loans receivable:

Hitachi Capital Corporation sold mortgage loans receivable to unconsolidated SPEs. For the years ended March 31, 2010 and 2009, no proceeds from the transfer of mortgage loans receivable were recorded. The subsidiary retained servicing responsibilities but did not record a servicing asset or liability because the cost to service the receivables approximated the servicing income.

Quantitative information about delinquencies, net credit loss, and components of mortgage loans receivable subject to transfer and other assets managed together as of and for the year ended March 31, 2010 is as follows:

	Yen (millions)
		2010
	Total principal amount of receivables	Principal amount of receivables 90 days or more past due	Net credit loss
Total assets managed or transferred:
Mortgage loans receivable	224,449	—	12
Assets transferred	(210,834)

Assets held in portfolio	13,615

As of March 31, 2010, the amount of the subordinated interests measured at fair value relating to securitizations of mortgage loans receivable was ¥37,661 million.

These securitizations were designed to transfer the mortgage loans receivable through trusts that satisfied the conditions of former QSPEs. These trusts were not consolidated for the year ended March 31, 2010. Since all of the trusts were consolidated upon the adoption of the new consolidation provisions, the mortgage loans receivable transferred to the consolidated trusts was recognized on the Company's consolidated balance sheet and classified as financial assets transferred to consolidated securitization entities on April 1, 2010.

Key economic assumptions used in measuring the fair value of the subordinated interests relating to securitizations of mortgage loans receivable as of March 31, 2010 are as follows:

2010
Weighted average life (in years)	10.4
Expected credit loss	0.02%
Discount rate	1.89-3.41%
Prepayment rate	0.33%

The sensitivity of the current fair value of the subordinated interests to an immediate 10 and 20 percent adverse change in the assumptions as of March 31, 2010 is as follows:

Yen (millions)
2010
Expected credit loss:
Impact on fair value of 10% adverse change	(162)
Impact on fair value of 20% adverse change	(323)
Discount rate:
Impact on fair value of 10% adverse change	(940)
Impact on fair value of 20% adverse change	(1,847)
Prepayment rate:
Impact on fair value of 10% adverse change	(318)
Impact on fair value of 20% adverse change	(625)

The sensitivities presented in this note are hypothetical and should be used with caution. As the figures indicate, changes in fair value based on a 10 percent variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, in the above tables, the effect of a variation in a particular assumption of the fair value of the interest is calculated without changing any other assumption; in reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities.

Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2011
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
(7)	Goodwill and Other Intangible Assets

Intangible assets other than goodwill acquired during the years ended March 31, 2011, 2010 and 2009 amounted to ¥143,156 million, ¥177,585 million and ¥168,911 million, respectively, and related amortization expense during the years ended March 31, 2011, 2010 and 2009 amounted to ¥115,037 million, ¥116,065 million and ¥178,164 million, respectively.

The main component of intangible assets subject to amortization was capitalized software. Amortization of capitalized costs for software to be sold, leased or otherwise marketed is charged to cost of sales. The amounts charged during the years ended March 31, 2011, 2010 and 2009 were ¥38,899 million, ¥40,128 million and ¥85,841 million, respectively.

Intangible assets other than goodwill as of March 31, 2011 and 2010 are as follows:

	Yen (millions)
	2011			2010
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortized intangible assets:
Software	727,016	612,361	114,655	691,856	580,138	111,718
Software for internal use	512,515	377,550	134,965	473,621	343,733	129,888
Patents	100,080	84,459	15,621	106,815	87,526	19,289
Other	181,362	106,422	74,940	173,823	99,952	73,871

	1,520,973	1,180,792	340,181	1,446,115	1,111,349	334,766

Indefinite-lived intangible assets	16,337	—	16,337	17,698	—	17,698

The following table shows the estimated aggregate amortization expense of intangible assets for the next five years.

Years ending March 31	Yen (millions)
2012	82,896
2013	64,009
2014	45,010
2015	24,852
2016	13,427

The changes in the carrying amount of goodwill by reportable segment for the years ended March 31, 2011 and 2010 are as follows:

	Yen (millions)
	2011
	Information & Tele- communication Systems	Construction Machinery	High Functional Materials & Components	Components & Devices	Other Reportable Segments	Total
Balance at beginning of year	37,443	37,967	56,675	10,294	23,207	165,586
Acquisition	9,211	—	1,849	—	9,931	20,991
Impairment loss	—	—	—	—	(4,833)	(4,833)
Translation adjustment and other	(4,236)	(3,820)	(4)	(1,195)	(989)	(10,244)

Balance at end of year	42,418	34,147	58,520	9,099	27,316	171,500

	Yen (millions)
	2010
	Information & Tele- communication Systems	Construction Machinery	High Functional Materials & Components	Components & Devices	Other Reportable Segments	Total
Balance at beginning of year	35,708	4,987	56,675	9,995	27,065	134,430
Acquisition	2,938	32,981	—	182	6,210	42,311
Impairment loss	—	—	—	—	(7,285)	(7,285)
Translation adjustment and other	(1,203)	(1)	—	117	(2,783)	(3,870)

Balance at end of year	37,443	37,967	56,675	10,294	23,207	165,586

The Company does not have any accumulated impairment losses related to the goodwill balances as of March 31, 2011 and 2010 as the Company considers goodwill that has been fully impaired to be written-off.

The main component of goodwill acquired during the year ended March 31, 2010 was related to the additional acquisition of the ownership interests in a former affiliated company, Telco Construction Equipment Co., Ltd. to make it a subsidiary.

Income Taxes	12 Months Ended
Mar. 31, 2011
Income Taxes
Income Taxes
(8)	Income Taxes

Components of income (loss) before income taxes and income taxes attributable to continuing operations are as follows:

	Yen (millions)
	2011
	Domestic	Foreign	Total
Income before income taxes	270,001	162,200	432,201
Income taxes:
Current tax expense	75,979	49,144	125,123
Deferred tax expense (benefit)	14,511	(10,559)	3,952

	90,490	38,585	129,075

	Yen (millions)
	2010
	Domestic	Foreign	Total
Income (loss) before income taxes	(16,083)	79,663	63,580
Income taxes:
Current tax expense	60,428	27,103	87,531
Deferred tax expense (benefit)	63,493	(3,053)	60,440

	123,921	24,050	147,971

	Yen (millions)
	2009
	Domestic	Foreign	Total
Income (loss) before income taxes	(315,032)	25,161	(289,871)
Income taxes:
Current tax expense	75,612	25,669	101,281
Deferred tax expense	401,928	2,040	403,968

	477,540	27,709	505,249

Significant components of income tax expense (benefit) attributable to continuing operations and other comprehensive income (loss), net of reclassification adjustments, for the years ended March 31, 2011, 2010 and 2009 are as follows:

	Yen (millions)
	2011	2010	2009
Continuing operations:
Current tax expense	125,123	87,531	101,281
Deferred tax expense (benefit) (exclusive of the effects of other components listed below)	(4,653)	(19,350)	(187,751)
Change in valuation allowance	8,605	79,790	591,719

	129,075	147,971	505,249
Other comprehensive income (loss), net of reclassification adjustments:
Pension liability adjustments	16,119	25,738	(53,171)
Net unrealized holding gain on available-for-sale securities	(4,740)	11,692	(14,915)
Cash flow hedges	647	720	(2,323)

	12,026	38,150	(70,409)

	141,101	186,121	434,840

The Company and its domestic subsidiaries are subject to a national corporate tax of 30%, an inhabitant tax of between 17.3% and 20.7% of the national corporate tax and a combined deductible business tax and special local corporation tax between 3.8% and 10.1%, which in the aggregate resulted in a combined statutory income tax rate of approximately 40.6% for the years ended March 31, 2011 and 2010.

The Company and its domestic subsidiaries were subject to a national corporate tax of 30%, an inhabitant tax of between 17.3% and 20.7% of the national corporate tax and a deductible business tax between 3.8% and 10.1%, which in the aggregate resulted in a combined statutory income tax rate of approximately 40.6% for the year ended March 31, 2009.

The Company and certain subsidiaries have adopted the consolidated taxation systems. Under the consolidated taxation system in Japan, the Company and certain Japanese subsidiaries consolidated, for Japanese tax purpose, all wholly owned domestic subsidiaries.

Reconciliations between the combined statutory income tax rate and the effective income tax rate as a percentage of income (loss) before income taxes are as follows:

	2011	2010	2009
Combined statutory income tax rate	40.6%	40.6%	(40.6)%
Equity in net loss of affiliated companies	1.9	37.1	22.7
Impairment of investments in affiliated companies	0.0	9.7	1.6
Change in excess amounts over the tax basis of investments in subsidiaries and affiliated companies	(4.2)	(0.9)	(18.3)
Adjustment on sale of investments in subsidiaries and affiliated companies	(5.6)	(0.0)	0.5
Expenses not deductible for tax purposes	3.3	35.6	5.4
Impairment of goodwill	0.4	4.6	3.4
Change in valuation allowance	2.0	125.5	204.1
Difference in statutory tax rates of foreign subsidiaries	(8.8)	(20.8)	(4.0)
Other, net	0.3	1.3	(0.5)

Effective income tax rate	29.9%	232.7%	174.3%

The Company and subsidiaries operate in numerous tax jurisdictions around the world, many of which have statutory tax rates lower than Japan. The favorable differences in tax rates of foreign subsidiaries primarily occur in Asia, including China, Taiwan and Singapore. In particular, a certain subsidiary conducting business in Singapore made a relatively large profit for the year ended March 31, 2011, resulted in the significant impact on the Company's effective tax rate.

An increase in valuation allowance for the year ended March 31, 2010 related primarily to the addition of certain previously consolidated domestic subsidiaries to the Company's consolidated taxation group when they became wholly-owned during the year ended March 31, 2010. A valuation allowance was recorded for these subsidiaries' deferred tax assets as the Company concluded that it was not more-likely-than-not that these deferred tax assets would be realized within the consolidated taxation group.

The Company recognized an additional valuation allowance during the year ended March 31, 2009 resulting from the reassessment of the realizability of the beginning of the year deferred tax assets mainly related to the deductible temporary differences associated with retirement benefits and net operating loss carryforwards. The Company concluded that the generation of significant taxable income of the Company and certain subsidiaries was not expected in the near future and therefore increased the valuation allowance related to the deferred tax assets associated with those entities.

The tax effects of temporary differences and carryforwards that give rise to significant portions of the deferred tax assets and liabilities as of March 31, 2011 and 2010 are presented below:

	Yen (millions)
	2011	2010
Total gross deferred tax assets:
Retirement and severance benefits	399,611	406,838
Accrued expenses	301,603	292,644
Property, plant and equipment, due to differences in depreciation	62,030	63,534
Investment in securities	49,556	68,158
Net operating loss carryforwards	295,487	273,549
Other	218,621	226,134

	1,326,908	1,330,857
Valuation allowance	(1,050,979)	(1,076,848)

	275,929	254,009
Total gross deferred tax liabilities:
Deferred profit on sale of properties	(25,547)	(27,955)
Tax purpose reserves regulated by Japanese tax laws	(6,588)	(6,961)
Other	(92,595)	(79,329)

	(124,730)	(114,245)

Net deferred tax asset	151,199	139,764

Components of deferred tax assets as of March 31, 2011 and 2010 are reflected in the accompanying consolidated balance sheets under the following captions:

	Yen (millions)
	2011	2010
Prepaid expenses and other current assets	130,733	130,071
Other assets	130,862	114,113
Other current liabilities	(8,526)	(7,317)
Other liabilities	(101,870)	(97,103)

Net deferred tax asset	151,199	139,764

A valuation allowance was recorded against deferred tax assets for deductible temporary differences, net operating loss carryforwards and tax credit carryforwards, taking into account the tax laws of various jurisdictions in which the Company and its subsidiaries operate. The net changes in the total valuation allowance for the years ended March 31, 2011 and 2010 were a decrease of ¥25,869 million and an increase of ¥9,703 million, respectively.

In assessing the realizability of deferred tax assets, management of the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in specific tax jurisdictions during the periods in which these deductible differences become deductible. Although realization is not assured, management considered the scheduled reversals of deferred tax liabilities and projected future taxable income, including the execution of certain available tax strategies if needed, in making this assessment. Based on these factors, management believes it is more likely than not the Company will realize the benefits of these deductible differences, net of the existing valuation allowance as of March 31, 2011.

As of March 31, 2011, the Company and various subsidiaries have operating loss carryforwards of ¥758,294 million which are available to offset future taxable income, if any. Operating loss carryforwards of ¥428,230 million expire by March 31, 2016, ¥275,864 million expire by March 31, 2021, and ¥54,200 million expire in various years thereafter or do not expire.

Deferred tax liabilities have not been recognized for excess amounts over the tax basis of investments in foreign subsidiaries that are considered to be reinvested indefinitely, because such differences will not reverse in the foreseeable future and those undistributed earnings, if remitted, generally would not result in material additional Japanese income taxes because of non-taxable dividends from foreign subsidiaries. Determination of such liabilities is not practicable.

Short-term and Long-term Debt	12 Months Ended
Mar. 31, 2011
Short-term and Long-term Debt
Short-term and Long-term Debt
(9)	Short-term and Long-term Debt

The components of short-term debt as of March 31, 2011 and 2010 are summarized as follows:

	Yen (millions)
	2011	2010
Borrowings, mainly from banks	395,856	388,809
Commercial paper	66,105	46,377
Borrowings from affiliates	10,627	16,265

	472,588	451,451

The weighted average interest rate on short-term debt outstanding as of March 31, 2011 and 2010 was 0.3% and 0.4%, respectively.

The components of long-term debt as of March 31, 2011 and 2010 are summarized as follows:

	Yen (millions)
	2011	2010
Unsecured notes and debentures:
Due 2013, interest 0.72% debenture	80,000	80,000
Due 2010, interest 0.7% debenture	—	49,898
Due 2015, interest 1.56% debenture	49,989	49,987
Due 2010, interest 0.74% debenture	—	5,000
Due 2011–2017, interest 0.55–2.17%, issued by subsidiaries	363,233	457,726
Unsecured convertible debentures:
Due 2014, interest 0.1% debenture	99,360	99,998
Due 2016 and 2019, zero coupon, issued by a subsidiary	20,105	40,000
Loans, principally from banks and insurance companies:
Secured by various assets and mortgages on property, plant and equipment, maturing 2011–2015, interest 1.89–5.4%	19,041	68,841
Unsecured, maturing 2011–2026, interest 0.25–6.97%	970,483	1,030,323
Capital lease obligations	36,318	33,919

	1,638,529	1,915,692
Less current portion	338,218	303,730

	1,300,311	1,611,962

The aggregate annual maturities of long-term debt after March 31, 2012 are as follows:

Years ending March 31	Yen (millions)
2013	365,195
2014	261,268
2015	381,389
2016	97,180
Thereafter	195,279

1,300,311

Short-term and long-term debt above include secured borrowings resulting mainly from the transfers of trade receivables that do not meet the criteria for a sale pursuant to ASC 860 and are accounted for as secured borrowings with pledge of collateral. The transferred assets are restricted solely to satisfy the obligation, and the pledged assets approximate the amount of such borrowings. Short-term debt above as of March 31, 2011 and 2010 includes such borrowings of ¥2,390 million and ¥2,449 million, respectively, and long-term debt above as of March 31, 2010 includes such borrowings of ¥52,650 million.

As is customary in Japan, both short-term and long-term bank loans are made under general agreements that provide that securities and guarantees for present and future indebtedness will be given upon request of the bank, and that the bank shall have the right, as the obligations become due, or in the event of their default, to offset cash deposits against such obligations.

Generally, the mortgage debenture trust agreements and certain secured and unsecured loan agreements provide, among other things, that the lenders or trustees shall have the right to have any distribution of earnings, including the payment of dividends and the issuance of additional capital stock, submitted to them for prior approval and also grant them the right to request additional securities or mortgages on property, plant and equipment.

In December 2009, the Company issued ¥100,000 million convertible bonds due 2014. The bondholders are entitled to stock acquisition rights effective from January 4, 2010 to December 10, 2014. The initial conversion price is ¥317 per share. Aside from the standard antidilution provisions, the conversion price shall be reduced for a certain period before the early redemption triggered upon the occurrence of a corporate event or delisting event. The reduction of the conversion price will be based on the premium which is based on the Company's common stock price and the effective date of the reduction. The reduced price will range from ¥238 to ¥317. When each of the closing prices of the shares of the Company's common stock at the Tokyo Stock Exchange on 20 continuous trading days are 130% or more of the conversion price of the bonds applicable on those trading days, the Company has the option to redeem all the remaining bonds on a specified redemption date after January 3, 2013 at a rate of ¥100 per ¥100 of each bond. The Company was not required to bifurcate any of the embedded features contained in these bonds for accounting purposes.

In September 2007, Hitachi Metals Ltd. (the issuer), a subsidiary of the Company, issued ¥20,000 million Euroyen zero coupon convertible bonds due 2016 (the 2016 bonds) and ¥20,000 million Euroyen zero coupon convertible bonds due 2019 (the 2019 bonds) (together, "the Bonds"). In the case of the 2016 bonds, the bondholders are entitled to stock acquisition rights effective from September 27, 2007 to August 30, 2016 and the initial conversion price is ¥2,056 per share. In the case of the 2019 bonds, the bondholders are entitled to stock acquisition rights effective from September 27, 2007 to August 30, 2019 and the initial conversion price is ¥2,042 per share. The closing price of the shares on August 28, 2007, as reported by Tokyo Stock Exchange, was ¥1,344 per share. The stock acquisition rights may be exercised by the holder of the bonds during any particular calendar quarter only if the closing price of the shares for any 20 trading days in a period of 30 consecutive trading days ending on the last trading day of the immediately preceding calendar quarter is more than 120% of the conversion price. The Bonds also contain other embedded features, none of which were required to be bifurcated, such as the issuer's call option, the issuer's cash-settlement option, and the investors' put option. By giving notice to the bondholders on or after September 13, 2012 (in the case of the 2016 bonds), or on or after September 13, 2014 (in the case of the 2019 bonds), the issuer may acquire from all bondholders all of the relevant bonds under the cash-settlement option, and upon reacquiring the Bonds, the issuer is required to pay the bondholders cash equal to 100% of the principal amount and deliver common shares of the issuer with a fair value equivalent to the fair value of the stock acquisition rights. As for the put option, the bondholders are entitled, at their option, to require the issuer to redeem the Bonds at a redemption price of 100% of the principal amount on September 13, 2010 and September 13, 2013 (with respect to the 2016 bonds) and on September 13, 2011 and September 11, 2015 (with respect to the 2019 bonds).

Retirement and Severance Benefits	12 Months Ended
Mar. 31, 2011
Retirement and Severance Benefits
Retirement and Severance Benefits
(10)	Retirement and Severance Benefits

(a)	Defined benefit plans

The Company and its subsidiaries have a number of contributory funded defined benefit pension plans and unfunded lump-sum payment plans to provide retirement and severance benefits to substantially all employees. The Company and certain subsidiaries adopted cash balance plans, and certain subsidiaries amended certain of their defined benefit plans to cash balance plans during the years ended March 31, 2011, 2010 and 2009.

Under the cash balance plans, each employee has a notional account which represents pension benefits. The balance in the notional account is based on principal credits, which are accumulated as employees render services, and interest credits, which are determined based on the market interest rates.

Under unfunded lump-sum payment plans, employees are entitled to lump-sum payments based on their earnings and the length of service at retirement or termination of employment for reasons other than dismissal for cause.

Net periodic benefit cost for the funded benefit pension plans and the unfunded lump-sum payment plans for the years ended March 31, 2011, 2010 and 2009 consists of the following components:

	Yen (millions)
	2011	2010	2009
Service cost	71,881	71,777	72,064
Interest cost	54,036	55,352	54,701
Expected return on plan assets for the period	(35,741)	(33,564)	(45,804)
Amortization of prior service benefit	(23,614)	(22,005)	(21,103)
Amortization of actuarial loss	89,549	96,399	71,857
Transfer to defined contribution pension plan	1,806	39	(1,289)
Curtailments (gain) loss	1,082	(227)	—
Settlements loss	—	603	—
Employees' contributions	(162)	(164)	(489)

Net periodic benefit cost	158,837	168,210	129,937

The estimated prior service cost and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost during the year ending March 31, 2012 are as follows:

Yen (millions)
Prior service benefit	(22,964)
Actuarial loss	94,364

Reconciliations of beginning and ending balances of the benefit obligation and the fair value of plan assets of the contributory funded defined benefit pension plans and the benefit obligation of unfunded lump-sum payment plans are as follows:

	Yen (millions)
	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	2,193,449	2,205,459
Service cost	71,881	71,777
Interest cost	54,036	55,352
Plan amendments	993	275
Actuarial loss	24,422	26,734
Benefits paid	(144,528)	(160,046)
Acquisitions and divestitures	3,329	396
Transfer to defined contribution pension plan	(9,355)	(996)
Curtailments	644	129
Settlements	—	(3,956)
Foreign currency exchange rate changes	(6,386)	(1,675)

Benefit obligation at end of year	2,188,485	2,193,449

Change in plan assets:
Fair value of plan assets at beginning of year	1,269,133	1,123,646
Actual return on plan assets	3,539	169,004
Employers' contributions	110,439	100,299
Employees' cash contributions	162	164
Benefits paid	(106,084)	(117,835)
Acquisitions and divestitures	4,944	270
Transfer to defined contribution pension plan	(1,547)	(954)
Settlements	—	(3,956)
Foreign currency exchange rate changes	(4,861)	(1,505)

Fair value of plan assets at end of year	1,275,725	1,269,133

Funded status	(912,760)	(924,316)

Amounts recognized in the consolidated balance sheets as of March 31, 2011 and 2010 are as follows:

	Yen (millions)
	2011	2010
Other assets	9,785	11,409
Accrued expenses	(30,730)	(30,542)
Retirement and severance benefits	(891,815)	(905,183)

	(912,760)	(924,316)

Amounts recognized in accumulated other comprehensive loss as of March 31, 2011 and 2010 consist of:

	Yen (millions)
	2011	2010
Prior service benefit	(129,918)	(153,502)
Actuarial loss	618,905	655,669

	488,987	502,167

The Company and all subsidiaries use their year-end as a measurement date. Weighted-average assumptions used to determine the year-end benefit obligations are as follows:

	2011	2010
Discount rate	2.4%	2.5%
Rate of compensation increase	2.6%	2.6%

Weighted-average assumptions used to determine the net periodic pension cost for the years ended March 31, 2011, 2010 and 2009 are as follows:

	2011	2010	2009
Discount rate	2.5%	2.6%	2.5%
Expected long-term return on plan assets	2.9%	3.0%	3.4%
Rate of compensation increase	2.6%	2.7%	2.7%

The expected long-term rate of return on plan assets is developed for each asset class, and is determined primarily on historical returns on the plan assets and other factors.

The accumulated benefit obligation was ¥2,102,801 million as of March 31, 2011 and ¥2,107,093 million as of March 31, 2010.

Information for pension plans with accumulated benefit obligations in excess of plan assets and pension plans with projected benefit obligations in excess of plan assets is as follows:

	Yen (millions)
	2011	2010
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	1,874,847	1,917,053
Plan assets	1,028,469	1,058,941
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	2,004,552	2,061,648
Plan assets	1,082,007	1,125,923

The objective of the Company's investment policy is to ensure a stable return from the plans' investments over the long term, which allows the Company's and certain subsidiaries' pension funds to meet their future obligations, and the Company and certain subsidiaries attempt to maintain the pension funds in sound condition. In order to achieve the above objective, a target rate of return is established, taking into consideration the composition of participants, level of funded status, the Company's and certain subsidiaries' capacity to absorb risks and the current economic environment. Also, a target asset allocation is established to achieve a target rate of return, based on the expected rate of return by each asset class, the standard deviation of the rate of return and the correlation coefficient among the assets. The investments are diversified. Under the current target asset allocation, approximately 30 percent of plan assets are invested in equity securities and approximately 45 percent are invested in domestic and foreign government bonds and corporate bonds. The remaining 25 percent are invested in other assets, such as hedge funds, private equity funds and life insurance company general accounts. The Company and certain subsidiaries reduced the ratio of equity securities during the year ended March 31, 2011 in order to reduce the risks resulting from volatility in the equity markets. Rebalancing will occur if markets fluctuate in excess of certain levels. The Company and certain subsidiaries periodically review actual returns on assets, economic environments and their capacity to absorb risk and realign the target asset allocation if necessary.

The Company and certain subsidiaries prioritize the use of observable inputs in markets over the use of unobservable inputs when measuring fair value as follows:

Level 1

Quoted prices for identical assets in active markets.

Level 2

Quoted prices for similar assets in active markets; quoted prices associated with transactions that are not distressed for identical or similar assets in markets that are not active; or, valuations whose significant inputs are derived from or corroborated by observable market data.

Level 3

Valuations using inputs that are not observable.

The following table presents the plan assets that are measured at fair value as of March 31, 2011 and 2010.

	Yen (millions)
	2011
		Fair Value Measurements
	Total	Level 1	Level 2	Level 3
Equity securities (a)	112,808	108,888	3,920	—
Government and municipal debt securities (b)	118,165	113,182	4,983	—
Corporate and other debt securities (c)	62,148	—	31,048	31,100
Hedge funds (d)	55,359	—	13,014	42,345
Securitization products (e)	34,087	—	—	34,087
Cash and cash equivalents	25,457	25,457	—	—
Life insurance company general accounts (f)	116,558	—	116,558	—
Commingled funds (g)	703,279	—	666,127	37,152
Other	47,864	37,240	6,974	3,650

	1,275,725	284,767	842,624	148,334

	Yen (millions)
	2010
		Fair Value Measurements
	Total	Level 1	Level 2	Level 3
Equity securities (a)	132,255	131,264	991	—
Government and municipal debt securities (b)	190,906	183,077	7,829	—
Corporate and other debt securities (c)	50,770	—	31,277	19,493
Hedge funds (d)	57,642	—	8,256	49,386
Securitization products (e)	29,262	—	—	29,262
Cash and cash equivalents	20,038	20,038	—	—
Life insurance company general accounts (f)	85,298	—	85,298	—
Commingled funds (g)	661,672	—	624,190	37,482
Other	41,290	26,857	9,511	4,922

	1,269,133	361,236	767,352	140,545

(a)	Approximately 75 percent and 85 percent of equity securities are invested in Japan-listed stocks as of March 31, 2011 and 2010, respectively. Approximately 25 percent and 15 percent of equity securities are invested in stocks listed overseas as of March 31, 2011 and 2010, respectively. Equity securities are primarily valued at quoted market prices.
(b)	Approximately 80 percent of government and municipal debt securities are invested in bonds issued in Japan and primarily consist of Japanese government bonds as of March 31, 2011 and 2010. Approximately 20 percent of government and municipal debt securities are invested in bonds issued in overseas markets and primarily consist of foreign government bonds as of March 31, 2011 and 2010. Government and municipal debt securities are primarily valued at prices provided by the securities industry, the industrial associations in each country, or prices which are calculated on the basis of market interest rates.
(c)	Approximately 25 percent and 30 percent of corporate and other debt securities are invested in bonds issued in Japan as of March 31, 2011 and 2010, respectively. Approximately 75 percent and 70 percent of corporate and other debt securities are invested in bonds issued in overseas markets as of March 31, 2011 and 2010, respectively. Corporate and other debt securities are mainly valued at prices provided by the securities industry, the industrial associations in each country, or prices which are calculated on the basis of market interest rates. If these values are not available, corporate and other debt securities are valued at theoretical prices, taking into consideration the interest rates of government bonds of the related countries, swap interest rates and credit risks.
(d)	Hedge funds are invested primarily in relative value strategy funds, event driven funds, equity long/short funds, and macroeconomic and Commodity Trading Advisor (CTA) funds. Hedge funds are valued using the Net Asset Value (NAV) provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of units outstanding.
(e)	Securitization products are invested primarily in collateralized loan obligations. These investments are valued at prices provided by financial institutions. The Company corroborates the prices, taking into consideration primarily the market values of the underlying loans, the market values of similar debt securities, and the future expected default rates and recovery rates of the collateralized loans.
(f)	Life insurance company general accounts are valued at conversion value at the end of the period.
(g)	Commingled funds represent pooled institutional investments. Approximately 35 percent of commingled funds are invested in listed stocks as of March 31, 2011 and 2010, 40 percent and 35 percent in government and municipal debt securities as of March 31, 2011 and 2010, respectively, 10 percent in corporate and other debt securities as of March 31, 2011 and 2010, and 15 percent and 20 percent in other assets as of March 31, 2011 and 2010, respectively. Commingled funds are valued at their NAV provided by the administrators of the funds, which are based on the value of the underlying assets owned by the funds, divided by the number of units outstanding.

The following table presents the reconciliation of the beginning and ending balances of Level 3 assets for the year ended March 31, 2011 and 2010.

	Yen (millions)
	2011
	Beginning balance at March 31, 2010	Actual return on plan assets still held at the reporting date	Realized gain or loss on plan assets sold during the period	Purchases, sales, and settlements, net	Transfers in and/or out of Level 3	Foreign currency exchange	Ending balance at March 31, 2011
Corporate and other debt securities	19,493	197	12	11,434	133	(169)	31,100
Hedge funds	49,386	2,082	(370)	(8,723)	—	(30)	42,345
Securitization products	29,262	7,283	1,090	(3,452)	(71)	(25)	34,087
Commingled funds	37,482	(3,485)	(375)	3,660	32	(162)	37,152
Other	4,922	(463)	537	(1,339)	—	(7)	3,650

	140,545	5,614	894	1,580	94	(393)	148,334

	Yen (millions)
	2010
	Beginning balance at March 31, 2009	Actual return on plan assets still held at the reporting date	Realized gain or loss on plan assets sold during the period	Purchases, sales, and settlements, net	Transfers in and/or out of Level 3	Foreign currency exchange	Ending balance at March 31, 2010
Corporate and other debt securities	5,952	123	87	13,446	—	(115)	19,493
Hedge funds	82,161	8,574	227	(41,583)	—	7	49,386
Securitization products	16,097	14,496	342	(1,677)	—	4	29,262
Commingled funds	44,063	(6,193)	(1,056)	665	—	3	37,482
Other	5,987	(529)	(91)	(447)	—	2	4,922

	154,260	16,471	(491)	(29,596)	—	(99)	140,545

The Company and its subsidiaries expect to contribute ¥116,985 million to their defined benefit plans for the year ending March 31, 2012.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid.

Years ending March 31	Yen (millions)
2012	138,777
2013	133,341
2014	119,437
2015	124,694
2016	124,962
2017-2021	620,220

(b)	Defined contribution plans

The Company and certain subsidiaries have a number of defined contribution plans. The amount of cost recognized for the Company's and certain subsidiaries' contributions to the plans for the years ended March 31, 2011, 2010 and 2009 were ¥18,593 million, ¥18,758 million and ¥18,059 million, respectively.

Common Stock	12 Months Ended
Mar. 31, 2011
Common Stock
Common Stock
(11)	Common Stock

The Company has authorized issuance of 10 billion shares of common stock.

The number of issued shares and the amount of common stock for the years ended March 31, 2011, 2010 and 2009 are as follows:

		Yen (millions)
	Issued shares	Amount
Balance as of March 31, 2009 and 2008	3,368,126,056	282,033
Issuance of common stock	1,150,000,000	126,776
Conversion of convertible bonds	6,309	1

Balance as of March 31, 2010	4,518,132,365	408,810
Conversion of convertible bonds	2,012,599	319

Balance as of March 31, 2011	4,520,144,964	409,129

The issuance of common stock for the year ended March 31, 2010 and the conversion of convertible bonds into common stock for the years ended March 31, 2011 and 2010 were accounted for in accordance with the provisions of the Japanese Company Law by crediting one-half of the issue price or the conversion price to each of the common stock accounts and the capital surplus accounts.

Capital Surplus	12 Months Ended
Mar. 31, 2011
Capital Surplus
Capital Surplus
(12)	Capital Surplus

The changes in capital surplus include the effect of changes in the Company's ownership interest in its consolidated subsidiaries. The net income (loss) attributable to Hitachi, Ltd. and transfers from (to) noncontrolling interests for the years ended March 31, 2011 and 2010 are as follows:

	Yen(millions)
	2011	2010
Net income (loss) attributable to Hitachi, Ltd.	238,869	(106,961)
Transfers from (to) the noncontrolling interests Decrease in capital surplus for purchase of five listed subsidiaries' ownership interests to convert them into wholly owned subsidiaries	(6,713)	(58,175)
Other	(1,516)	(6,823)

Net transfers from (to) noncontrolling interests	(8,229)	(64,998)

Change from net income (loss) attributable to Hitachi, Ltd. and transfers from (to) noncontrolling interests	230,640	(171,959)

The purchase of five listed subsidiaries' ownership interests is related to the purchase of the noncontrolling interests of Hitachi Information Systems, Ltd., Hitachi Software Engineering Co., Ltd., Hitachi Systems & Services, Ltd., Hitachi Plant Technologies, Ltd. and Hitachi Maxell, Ltd. for the purpose of converting them into wholly owned subsidiaries. As a result, Hitachi Information Systems, Ltd., Hitachi Software Engineering Co., Ltd. and Hitachi Systems & Services, Ltd. had been converted into wholly owned subsidiaries during the year ended March 31, 2010, and Hitachi Plant Technologies, Ltd. and Hitachi Maxell, Ltd. had been converted into wholly owned subsidiaries during the year ended March 31, 2011. On October 1, 2010 when Hitachi Systems & Services, Ltd., was merged into Hitachi Software Engineering Co., Ltd., Hitachi Solutions, Ltd. was established. The total decreases in noncontrolling interests during the years ended March 31, 2011 and 2010 resulting from these equity transactions were ¥8,667 million and ¥193,880 million, respectively.

Legal Reserve and Retained Earnings, and Dividends	12 Months Ended
Mar. 31, 2011
Legal Reserve and Retained Earnings, and Dividends
Legal Reserve and Retained Earnings, and Dividends
(13)	Legal Reserve and Retained Earnings, and Dividends

The Japanese Company Law (JCL) provides that earnings in an amount equal to 10 percent of appropriations of retained earnings to be paid as dividends should be appropriated as a capital surplus or a legal reserve until the total of capital surplus and legal reserve equals 25 percent of stated common stock. In addition to transfer from capital surplus to stated common stock, either capital surplus or legal reserve may be available for dividends by resolution of the shareholders' meeting.

Dividends during the years ended March 31, 2011 and 2009 represent dividends declared during those years. For the year ended March 31, 2010, the Company did not pay any dividends. On May 11, 2011, the Board of Directors approved a cash dividend for the second half of the year ended March 31, 2011 of ¥3.0 per share, aggregating ¥13,553 million. No provision has been made in the accompanying consolidated financial statements for this cash dividend.

Cash dividends per share for the years ended March 31, 2011 and 2009 were ¥8.0 and ¥3.0, respectively, based on dividends declared with respect to earnings for the periods.

Treasury Stock	12 Months Ended
Mar. 31, 2011
Treasury Stock
Treasury Stock
(14)	Treasury Stock

The JCL allows a company to acquire treasury stock upon shareholders' approval to the extent that sufficient distributable funds are available. If the Board of Directors' authority is stated in the articles of incorporation, a company is allowed to acquire treasury stock not upon shareholders' approval but Board of Directors' approval. Acquisition of treasury stock is allowed under the Company's articles of incorporation.

Pursuant to the provisions of the JCL, shareholders may request the company to acquire their shares representing less than a minimum trading lot as shares less than a minimum trading lot cannot be publicly traded and such a shareholder holding less than a minimum trading lot cannot exercise a voting right and other shareholder's rights except as provided in the JCL or the articles of incorporation. The JCL also states that a shareholder holding shares less than a minimum trading lot may request the company to sell its treasury stock, if any, to the shareholder up to a minimum trading lot if entitled under the articles of incorporation. Sale of treasury stock is allowed under the Company's articles of incorporation.

The changes in treasury stock for the years ended March 31, 2011, 2010 and 2009 are summarized as follows:

		Yen (millions)
	Shares	Amount
Balance as of March 31, 2008	43,727,729	26,130
Acquisition for treasury	1,500,226	858
Sales of treasury stock	(1,253,991)	(751)

Balance as of March 31, 2009	43,973,964	26,237
Acquisition for treasury	376,025	115
Sales of treasury stock	(335,738)	(201)

Balance as of March 31, 2010	44,014,251	26,151
Acquisition for treasury	456,705	183
Sales of treasury stock	(41,926,879)	(24,963)

Balance as of March 31, 2011	2,544,077	1,371

Sales of treasury stock for the year ended March 31, 2011 includes exchange of treasury stock to noncontrolling interest holders in order to convert Hitachi Plant Technologies, Ltd. and Hitachi Maxell, Ltd. to wholly owned subsidiaries.

Accumulated Other Comprehensive Loss	12 Months Ended
Mar. 31, 2011
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Loss
(15)	Accumulated Other Comprehensive Loss

Accumulated other comprehensive loss, net of related tax effects, displayed in the consolidated statements of equity is classified as follows:

	Yen (millions)
	2011	2010	2009
Foreign currency translation adjustments:
Balance at beginning of year	(182,783)	(179,737)	(69,222)
Other comprehensive income (loss), net of reclassification adjustments	(69,194)	4,289	(110,899)
Net transfer from (to) noncontrolling interests	(229)	(7,335)	384

Balance at end of year	(252,206)	(182,783)	(179,737)

Pension liability adjustments:
Balance at beginning of year	(272,410)	(405,082)	(221,007)
Other comprehensive income (loss), net of reclassification adjustments	15,852	141,761	(184,153)
Net transfer from (to) noncontrolling interests	(8)	(9,089)	78

Balance at end of year	(256,566)	(272,410)	(405,082)

Net unrealized holding gain on available-for-sale securities:
Balance at beginning of year	25,564	12	22,581
Effect of consolidation of securitization entities upon initial adoption of the amended provisions of ASC 810	(2,977)	—	—
Other comprehensive income (loss), net of reclassification adjustments	(5,728)	23,209	(22,855)
Net transfer from (to) noncontrolling interests	46	2,343	286

Balance at end of year	16,905	25,564	12

Cash flow hedges:
Balance at beginning of year	(2,428)	(1,544)	450
Other comprehensive income (loss), net of reclassification adjustments	1,233	(833)	(2,031)
Net transfer from (to) noncontrolling interests	—	(51)	37

Balance at end of year	(1,195)	(2,428)	(1,544)

Total accumulated other comprehensive loss:
Balance at beginning of year	(432,057)	(586,351)	(267,198)
Effect of consolidation of securitization entities upon initial adoption of the amended provisions of ASC 810	(2,977)	—	—
Other comprehensive income (loss), net of reclassification adjustments	(57,837)	168,426	(319,938)
Net transfer from (to) noncontrolling interests	(191)	(14,132)	785

Balance at end of year	(493,062)	(432,057)	(586,351)

The following is a summary of reclassification adjustments by each classification of other comprehensive income (loss) arising during the years ended March 31, 2011, 2010 and 2009 and the amounts of income tax expense or benefit allocated to each component of other comprehensive income (loss), including reclassification adjustments. The amounts include amounts attributable to noncontrolling interests.

	Yen (millions)
	2011
	Before-tax amount	Tax benefit (expense)	Net-of-tax amount
Other comprehensive loss arising during the year:
Foreign currency translation adjustments	(90,643)	—	(90,643)
Pension liability adjustments	(55,048)	26,580	(28,468)
Net unrealized holding gain on available-for-sale securities	(10,045)	4,833	(5,212)
Cash flow hedges	74	(177)	(103)

	(155,662)	31,236	(124,426)
Reclassification adjustments for realized net loss included in net income:
Foreign currency translation adjustments	3,264	—	3,264
Pension liability adjustments	78,505	(33,961)	44,544
Net unrealized holding gain on available-for-sale securities	(244)	104	(140)
Cash flow hedges	2,550	(459)	2,091

	84,075	(34,316)	49,759
Other comprehensive loss, net of reclassification adjustments:
Foreign currency translation adjustments	(87,379)	—	(87,379)
Pension liability adjustments	23,457	(7,381)	16,076
Net unrealized holding gain on available-for-sale securities	(10,289)	4,937	(5,352)
Cash flow hedges	2,624	(636)	1,988

	(71,587)	(3,080)	(74,667)

	Yen (millions)
	2010
	Before-tax amount	Tax benefit (expense)	Net-of-tax amount
Other comprehensive income arising during the year:
Foreign currency translation adjustments	8,487	—	8,487
Pension liability adjustments	116,184	3,979	120,163
Net unrealized holding gain on available-for-sale securities	40,295	(11,758)	28,537
Cash flow hedges	(308)	(1,173)	(1,481)

	164,658	(8,952)	155,706
Reclassification adjustments for realized net loss included in net loss:
Foreign currency translation adjustments	(1,580)	—	(1,580)
Pension liability adjustments	73,776	(29,916)	43,860
Net unrealized holding gain on available-for-sale securities	236	(97)	139
Cash flow hedges	258	552	810

	72,690	(29,461)	43,229
Other comprehensive income, net of reclassification adjustments:
Foreign currency translation adjustments	6,907	—	6,907
Pension liability adjustments	189,960	(25,937)	164,023
Net unrealized holding gain on available-for-sale securities	40,531	(11,855)	28,676
Cash flow hedges	(50)	(621)	(671)

	237,348	(38,413)	198,935

	Yen (millions)
	2009
	Before-tax amount	Tax benefit (expense)	Net-of-tax amount
Other comprehensive loss arising during the year:
Foreign currency translation adjustments	(144,317)	—	(144,317)
Pension liability adjustments	(318,557)	73,589	(244,968)
Net unrealized holding gain on available-for-sale securities	(68,652)	26,158	(42,494)
Cash flow hedges	(6,854)	2,446	(4,408)

	(538,380)	102,193	(436,187)
Reclassification adjustments for realized net loss included in net loss:
Foreign currency translation adjustments	(253)	—	(253)
Pension liability adjustments	53,186	(21,313)	31,873
Net unrealized holding gain on available-for-sale securities	27,134	(10,997)	16,137
Cash flow hedges	900	(76)	824

	80,967	(32,386)	48,581
Other comprehensive loss, net of reclassification adjustments:
Foreign currency translation adjustments	(144,570)	—	(144,570)
Pension liability adjustments	(265,371)	52,276	(213,095)
Net unrealized holding gain on available-for-sale securities	(41,518)	15,161	(26,357)
Cash flow hedges	(5,954)	2,370	(3,584)

	(457,413)	69,807	(387,606)

Pledged Assets	12 Months Ended
Mar. 31, 2011
Pledged Assets
Pledged Assets
(16)	Pledged Assets

As of March 31, 2011, the Company and certain subsidiaries pledged a portion of their assets as collateral primarily for bank loans as follows:

Yen (millions)
Cash and cash equivalents	1,425
Other current assets	896
Investments and advances	562
Land	1,684
Buildings	4,664
Machinery and equipment	14,940
Other assets	12

24,183

In addition to the above, prepaid expenses and other current assets as of March 31, 2011 and 2010 include restricted cash of ¥2,661 million and ¥4,168 million, respectively, as a compensating balance for short-term borrowing arrangements.

Commitments and Contingencies	12 Months Ended
Mar. 31, 2011
Commitments and Contingencies
Commitments and Contingencies
(17)	Commitments and Contingencies

The Company and its operating subsidiaries are contingently liable for loan guarantees to its affiliates and others in the amount of approximately ¥50,592 million as of March 31, 2011.

Hitachi Capital Corporation (HCC) and certain other financial subsidiaries provide guarantees to financial institutions for extending loans to customers of the subsidiaries. As of March 31, 2011, the undiscounted maximum potential future payments under such guarantees amounted to ¥393,729 million. For providing these guarantees, the subsidiaries obtain collateral appropriate for the amounts of the guarantees, and therefore, the Company considers the risk to be low. The Company accrued ¥13,226 million as an obligation to stand ready to perform over the term of the guarantees in the event the customer cannot make scheduled payments.

The subsidiaries provide certain revolving lines of credit to their credit card holders in accordance with the terms of the credit card business customer service contracts. In addition, the Company and HCC provide loan commitments to affiliates and others.

The outstanding balance of these revolving lines of credit, credit facilities and loan commitments as of March 31, 2011 is as follows:

Yen (millions)
Total commitment available	11,289
Less amount utilized	1,087

Balance available	10,202

A portion of these revolving lines of credit is pending credit approval and cannot be utilized.

The Company and certain subsidiaries have line of credit arrangements with banks in order to secure a financing source for business operations. The unused lines of credit as of March 31, 2011 amounted to ¥400,078 million, primarily related to unused lines of credit belonging to the Company. The Company maintains commitment line agreements with a number of banks and pays commissions as consideration. These commitment agreements generally provide a one-year term, and are subject to renewal at the end of the term. The unused availability under these agreements as of March 31, 2011 amounted to ¥200,000 million. The Company also maintains another commitment line agreement, whose three years and two months term ends in May 2013, with financing companies. The unused availability under this agreement as of March 31, 2011 amounted to ¥100,000 million.

As of March 31, 2011, outstanding commitments for the purchase of property, plant and equipment were approximately ¥38,819 million.

It is a common practice in Japan for companies, in the ordinary course of business, to receive promissory notes in the settlement of trade accounts receivable and to subsequently discount such notes to banks or to transfer them by endorsement to suppliers in the settlement of accounts payable. As of March 31, 2011 and 2010, the Company and subsidiaries were contingently liable for trade notes discounted and endorsed in the following amounts:

	Yen (millions)
	2011	2010
Notes discounted	3,593	3,497
Notes endorsed	1,851	2,538

	5,444	6,035

A certain subsidiary is contingently liable for the transfer of export receivables with recourse. As of March 31, 2011, the amount of transfer of export receivables with recourse was ¥7,382 million.

The Company and its subsidiaries provide warranties for certain of their products. The accrued product warranty costs are based primarily on historical experience of actual warranty claims. The changes in accrued product warranty costs for the years ended March 31, 2011, 2010 and 2009 are summarized as follows:

	Yen (millions)
	2011	2010	2009
Balance at beginning of year	56,957	60,449	73,715
Expense recognized upon issuance of warranties	20,755	20,806	34,990
Usage	(19,219)	(21,696)	(43,369)
Other, including effect of foreign currency translation	(3,164)	(2,602)	(4,887)

Balance at end of year	55,329	56,957	60,449

On June 15, 2006, Hamaoka Nuclear Power Station No. 5 of Chubu Electric Power Co., Inc. shut down due to turbine damage. As a precautionary measure, on July 5, 2006, Shika Nuclear Power Station No. 2 of Hokuriku Electric Power Company, which uses the same type of turbines, was shut down for an examination of the turbines and the examination revealed damage to the turbine vanes. The Company accrued a provision for the repair costs.

In September 2008, Chubu Electric Power Co., Inc. filed a lawsuit against the Company. Chubu Electric Power Co., Inc. seeks compensation for consequential losses of ¥41,800 million mostly composed of the additional costs to switch to thermal power arising from the shutdown at Hamaoka Nuclear Power Station No.5. In May 2009, Hokuriku Electric Power Company filed a lawsuit against the Company. Hokuriku Electric Power Company seeks compensation for consequential losses of ¥33,701 million mostly composed of the additional costs to switch to thermal power arising from the shutdown at Shika Nuclear Power Station No.2. The Company is vigorously defending itself in these lawsuits. The Company has not accrued for consequential losses related to these lawsuits. However, there can be no assurance that the Company will not be liable for any amount claimed.

In January 2007, the European Commission ordered the Company and one of its affiliated companies to pay a fine for infringement of EC antitrust rules regarding alleged antitrust violations for the gas insulated switchgear equipment used at substations. In April 2007, the Company lodged an appeal with the Court of First Instance of the European Communities requesting the court to annul the decision of the European Commission. The determination has not been rendered at present, but the Company accrued the reasonably estimated amount for the fine.

In December 2006, the Company and a subsidiary in Europe received requests for information from the European Commission, and a subsidiary in Japan received a grand jury subpoena in connection with the investigation conducted by the Antitrust Division of the U.S. Department of Justice, all in respect of alleged antitrust violations relating to liquid crystal displays. The Japanese subsidiary paid the fine in relation to the investigation by the Antitrust Division of the U.S. Department of Justice in June 2009.

In June 2007, the Company received requests for information from the European Commission in respect of alleged antitrust violations relating to dynamic random access memories. In May 2010, the European Commission ordered the Company to pay a fine for infringement of EC antitrust rules. The Company paid that fine in August 2010.

In November 2007, a subsidiary of the Company in the U.S. received a grand jury subpoena in connection with the investigation conducted by the Antitrust Division of the U.S. Department of Justice in respect of alleged antitrust violations relating to cathode ray tubes. In addition, in November 2007, two subsidiaries in Asia and in Europe received requests for information from the European Commission. Furthermore, in November 2007, a subsidiary in Canada received requests for information from the Canadian Competition Bureau.

In June 2009, a subsidiary of the Company in Japan received a grand jury subpoena in connection with the investigation conducted by the Antitrust Division of the U.S. Department of Justice and received requests for information from the European Commission, and a subsidiary of the Company in Korea was investigated in Singapore by the Competition Commission of Singapore, all in respect of alleged antitrust violations relating to optical disk drives. Those subsidiaries accrued the reasonably estimated amount for the loss in relation to the investigation.

The Company and these companies have cooperated with the competent authorities in connection with the above matters. Depending upon the outcome of these matters, fines or surcharge payments, the amount of which is uncertain, may be imposed on them. In addition, subsequent to these actions by the competent authorities, civil disputes, including class action lawsuits, involving the Company and some of these companies have arisen in a number of countries, including in the U.S. and Canada. A reasonably estimated amount was accrued for the potential losses in relation to certain of these civil lawsuits.

Depending upon the outcome of the above legal proceedings, there may be an adverse effect on the consolidated financial position or results of operations. Currently the Company is unable to estimate the adverse effect, if any, of many of these proceedings. Accordingly, except as otherwise stated, no accrual for potential loss has been made. The actual amount of fines, surcharge payments or any other payments resulting from these legal proceedings may be different from the accrued amounts.

In addition to the above, the Company and certain subsidiaries are subject to several legal proceedings and claims which have arisen in the ordinary course of business and have not been finally adjudicated. These actions when ultimately concluded and determined will not, in the opinion of management, have a material adverse effect on the consolidated financial position or results of operations of the Company and subsidiaries.

Impairment Losses for Long-Lived Assets	12 Months Ended
Mar. 31, 2011
Impairment Losses for Long-Lived Assets
Impairment Losses for Long-Lived Assets
(18)	Impairment Losses for Long-Lived Assets

For the year ended March 31, 2011, the majority of the impairment losses were recorded on long-lived property, plant and equipment located in Japan. The Components & Devices segment recognized a loss of ¥16,561 million, primarily due to its business manufacturing batteries for electronic products for which the Company has recognized losses for consecutive periods and projected lower-than-expected future income because of a reduction of production, and its liquid crystal display components business which was projected to have lower production because of smaller demand in the market. The High Functional Materials & Components segment recognized a loss of ¥10,956 million primarily due to its automotive related materials businesses whose profitabilities deteriorated because of the Great East Japan Earthquake on March 11, 2011. The fair value estimates used to determine these losses were based primarily on discounted future cash flows.

For the year ended March 31, 2010, the majority of the impairment losses were recorded on long-lived property, plant and equipment located in Japan. The Components & Devices segment recognized a loss of ¥18,611 million, primarily due to 1) its battery business for which the Company has recognized losses for consecutive periods and lower-than-expected future income because of a reduction of production, 2) its liquid crystal display panel business which was projected to have lower production because of smaller demand in the market, and 3) a part of its record media products business whose profitability has deteriorated because of severe market conditions accompanied by falling prices. The fair value estimates used to determine these losses were based primarily on discounted future cash flows.

For the year ended March 31, 2009, the majority of the impairment losses were recorded on long-lived property, plant and equipment located in Japan. The Digital Media & Consumer Products segment recognized a loss of ¥51,695 million primarily in its plasma TV business due to the decision to reorganize sourcing for glass panel components from in-house manufacturing to an outside supplier and patents with lower-than-expected future license income. The Automotive Systems segment recognized a loss of ¥29,240 million primarily in its automotive products businesses whose profitability deteriorated because of a significant deterioration of the automotive market. The Information & Telecommunication Systems segment recognized a loss of ¥15,752 million primarily due to its semiconductor and financial institution-related businesses whose profitability deteriorated because of smaller demand in the markets. The High Functional Materials & Components segment recognized a loss of ¥12,888 million primarily in its semiconductor-related and automotive-related products businesses whose profitabilities deteriorated because of a significant deterioration in these markets. The Components & Devices segment recognized a loss of ¥12,022 million primarily due to a specific type of electronic parts that were projected to have lower production because of smaller demand in the market and a decline in the expected selling price of certain assets held for sale caused by a deterioration of the real estate market. The fair value estimates used to determine these losses were based primarily on discounted future cash flows.

Restructuring Charges	12 Months Ended
Mar. 31, 2011
Restructuring Charges
Restructuring Charges
(19)	Restructuring Charges

Certain losses incurred in the reorganization of the Company's operations are considered restructuring charges. Components and related amounts of the restructuring charges, before the related tax effects, for the years ended March 31, 2011, 2010 and 2009 are as follows:

	Yen (millions)
	2011	2010	2009
Special and one-time termination benefits	5,653	24,191	21,517
Loss on fixed assets	104	963	1,410

	5,757	25,154	22,927

The Company and certain subsidiaries provided special termination benefits to those employees voluntarily leaving the companies, and certain subsidiaries provided one-time termination benefits due to the subsidiaries' liquidations. The accrued special termination benefits were recognized at the time voluntary termination was offered and benefits were accepted by the employees. The accrued one-time termination benefits were recognized at the time the subsidiaries communicated the plan to their employees. An analysis of the accrued special and one-time termination benefits for the years ended March 31, 2011, 2010 and 2009 is as follows:

	Yen (millions)
	2011	2010	2009
Balance at beginning of the year	8,170	7,543	8,952
New charges	5,653	24,191	21,517
Cash payments	(10,374)	(23,548)	(22,449)
Foreign currency exchange rate changes	(91)	(16)	(477)

Balance at end of the year	3,358	8,170	7,543

The restructuring charges for the year ended March 31, 2011 mainly consist of special termination benefits for the early-terminated employees of subsidiaries for the purpose of reducing costs and improving profitability in the Components & Devices segment.

The following represents the significant restructuring activities for the year ended March 31, 2010 by reportable segment:

1.	The Automotive Systems segment restructured in order to reorganize the automotive products business, which encountered severe deterioration in the market. The accrued special termination benefits expensed and paid during the year ended March 31, 2010 amounted to ¥7,731 million. Total restructuring charges during the year ended March 31, 2010 consisted only of special termination benefits.
2.	The High Functional Materials & Components segment restructured in order to reorganize its high-grade metal products and materials business to reduce costs and improve profitability. The accrued special termination benefits expensed during the year ended March 31, 2010 amounted to ¥4,010 million. The liabilities for special termination benefits amounting to ¥787 million as of March 31, 2010 were paid by March 31, 2011. Total restructuring charges during the year ended March 31, 2010 amounted to ¥4,426 million.

3.	The Components & Devices segment restructured in order to reorganize the liquid crystal display business, which included several subsidiaries' liquidations. The accrued special and one-time termination benefits expensed during the year ended March 31, 2010 amounted to ¥4,144 million. The liabilities for special and one-time termination benefits amounting to ¥3,054 million as of March 31, 2010 were paid by March 31, 2011. Total restructuring charges during the year ended March 31, 2010 amounted to ¥4,182 million.

The following represents the significant restructuring activities for the year ended March 31, 2009 by reportable segment:

1.	The Automotive Systems segment restructured in order to reorganize the automotive products business, which encountered severe deterioration in the market. The accrued special termination benefits expensed during the year ended March 31, 2009 amounted to ¥5,717 million. The liabilities for special termination benefits amounting to ¥3,164 million as of March 31, 2009 were paid by March 31, 2010. Total restructuring charges during the year ended March 31, 2009 consisted only of special termination benefits.

2.	The High Functional Materials & Components segment restructured in order to reorganize its high-grade metal products and materials business to reduce costs and improve profitability. The accrued special termination benefits expensed during the year ended March 31, 2009 amounted to ¥4,069 million. The liabilities for special termination benefits amounting to ¥1,050 million as of March 31, 2009 were paid by March 31, 2010. Total restructuring charges during the year ended March 31, 2009 amounted to ¥4,252 million.

3.	The Components & Devices segment restructured mainly in order to strengthen its storage business on a global basis. The accrued special termination benefits expensed during the year ended March 31, 2009 amounted to ¥2,230 million. The liabilities for special termination benefits amounting to ¥937 million as of March 31, 2009 were paid by March 31, 2010. Total restructuring charges during the year ended March 31, 2009 amounted to ¥3,286 million.

Other Income and Other Deductions	12 Months Ended
Mar. 31, 2011
Other Income and Other Deductions
Other Income and Other Deductions
(20)	Other Income and Other Deductions

The following items are included in other income or other deductions for the years ended March 31, 2011, 2010 and 2009.

	Yen (millions)
	2011	2010	2009
Net gain (loss) on securities	61,046	(1,220)	(44,077)
Net loss on sale and disposal of rental assets and other property	(3,161)	(20,202)	(21,292)
Exchange gain (loss)	(9,508)	186	(37,259)

The major component of net gain on securities for the year ended March 31, 2011 was related to a sale of shares of IPS Alpha Technology, Ltd., a former affiliated company accounted for by the equity method.

Other income for the year ended March 31, 2011 includes a gain of ¥8,684 million on a bargain purchase related to the acquisition of Aloka Co., Ltd. (Aloka), subsequently renamed Hitachi Aloka Medical, Ltd. Refer to note 29 for the nature and financial effect of the acquisition of Aloka.

Other income for the year ended March 31, 2009 represents a gain of ¥5,203 million on the sale of a subsidiary's mobile communication business.

Net Income Per Share Information	12 Months Ended
Mar. 31, 2011
Net Income Per Share Information
Net Income Per Share Information
(21)	Net Income Per Share Information

The reconciliations of the numbers and the amounts used in the basic and diluted net income (loss) attributable to Hitachi, Ltd. stockholders per share computations are as follows:

	Number of shares
	2011	2010	2009
Weighted average number of shares on which basic net income (loss) per share is calculated	4,515,932,415	3,662,578,076	3,323,996,973
Effect of dilutive securities:
Unsecured convertible bonds (due 2014)	315,249,850	—	—

Number of shares on which diluted net income (loss) per share is calculated	4,831,182,265	3,662,578,076	3,323,996,973

	Yen (millions)
	2011	2010	2009
Net income (loss) attributable to Hitachi, Ltd. stockholders	238,869	(106,961)	(787,337)
Effect of dilutive securities:
Unsecured convertible bonds (due 2014)	72	—	—
Other	(368)	(0)	(8)

Net income (loss) attributable to Hitachi, Ltd. stockholders on which diluted net income (loss) per share is calculated	238,573	(106,961)	(787,345)

	Yen
Net income (loss) attributable to Hitachi, Ltd. stockholders per share:
Basic	52.89	(29.20)	(236.86)
Diluted	49.38	(29.20)	(236.87)

The net loss attributable to Hitachi, Ltd. stockholders per share computations for the years ended March 31, 2010 and 2009 exclude all convertible bonds because their effect would have been antidilutive.

Supplementary Income and Expense Information	12 Months Ended
Mar. 31, 2011
Supplementary Income and Expense Information
Supplementary Income and Expense Information
(22)	Supplementary Income and Expense Information

	Yen (millions)
	2011	2010	2009
Shipping and handling costs	140,240	124,019	148,145
Advertising expense	31,170	28,877	38,598
Maintenance and repairs	80,878	72,065	78,242
Rent	131,533	142,077	148,401
Research and development expense	395,180	372,470	416,517

Supplementary Cash Flow Information	12 Months Ended
Mar. 31, 2011
Supplementary Cash Flow Information
Supplementary Cash Flow Information
(23)	Supplementary Cash Flow Information

	Yen (millions)
	2011	2010	2009
Cash paid during the year for:
Interest	25,457	26,706	34,443
Income taxes	122,057	61,155	177,624

Noncash investing and financial activities:
Capitalized lease assets	13,807	5,956	10,299
Conversion of convertible bonds issued by the Company	638	2	—

The payments for the purchase and the proceeds from the sale of securities classified as available-for-sale disclosed in note 3 are included in purchase of investments in securities and shares of newly consolidated subsidiaries and proceeds from sale of investments in securities and shares of consolidated subsidiaries resulting in deconsolidation on the consolidated statements of cash flows.

Concentrations of Credit Risk	12 Months Ended
Mar. 31, 2011
Concentrations of Credit Risk
Concentrations of Credit Risk
(24)	Concentrations of Credit Risk

The Company and its subsidiaries generally do not have significant concentrations of credit risk to any counterparties nor any regions because they are diversified and spread globally.

Derivative Instruments and Hedging Activities	12 Months Ended
Mar. 31, 2011
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities
(25)	Derivative Instruments and Hedging Activities

Overall risk profile

The major manufacturing bases of the Company and its subsidiaries are located in Japan and Asia. The selling bases are located globally, and the Company and its subsidiaries generated approximately 45% of their sales from overseas for the year ended March 31, 2011. These overseas sales are mainly denominated in the U.S. dollar or Euro. As a result, the Company and its subsidiaries are exposed to market risks from changes in foreign currency exchange rates.

The Company's financing subsidiaries in the U.K., the U.S. and Singapore issue variable rate medium-term notes mainly through the Euro markets to finance their overseas long-term operating capital. As a result, the Company and its subsidiaries are exposed to market risks from changes in foreign currency exchange rates and interest rates.

The Company and its subsidiaries are also exposed to credit-related losses in the event of non-performance by counterparties to derivative financial instruments, but it is not expected that any counterparties will fail to meet their obligations because most of the counterparties are internationally recognized financial institutions that are rated A or higher and contracts are diversified into a number of major financial institutions.

The Company and its subsidiaries have an insignificant amount of derivative instruments containing credit-risk-related contingent features, such as provisions that require the Company's debt to maintain an investment grade credit rating from each of the major credit rating agencies.

Risk management policy

The Company and its subsidiaries assess foreign currency exchange rate risk and interest rate risk by continually monitoring changes in these exposures and by evaluating hedging opportunities. It is the Company's principal policy that the Company and its subsidiaries do not enter into derivative financial instruments for speculation purposes.

Foreign currency exchange rate risk management

The Company and its subsidiaries have assets and liabilities which are exposed to foreign currency exchange rate risk and, as a result, they enter into forward exchange contracts and cross currency swap agreements for the purpose of hedging these risk exposures.

In order to fix the future net cash flows principally from trade receivables and payables recognized, which are denominated in foreign currencies, the Company and its subsidiaries on a monthly basis measure the volume and due date of future net cash flows by currency. In accordance with the Company's policy, a certain portion of measured net cash flows is covered using forward exchange contracts, which principally mature within one year.

The Company and its subsidiaries enter into cross currency swap agreements with the same maturities as underlying debt to fix cash flows from long-term debt denominated in foreign currencies. The hedging relationship between the derivative financial instrument and its hedged item is highly effective in achieving offsetting changes in foreign currency exchange rates.

Interest rate risk management

The Company's and certain subsidiaries' exposure to interest rate risk is related principally to long-term debt obligations. Management believes it is prudent to minimize the variability caused by interest rate risk.

To meet this objective, the Company and certain subsidiaries principally enter into interest rate swaps to manage fluctuations in cash flows. The interest rate swaps entered into are receive-variable, pay-fixed interest rate swaps. Under the interest rate swaps, the Company and certain subsidiaries receive variable interest rate payments on long-term debt associated with medium-term notes and make fixed interest rate payments, thereby creating fixed interest rate long-term debt.

Certain financing subsidiaries mainly finance a portion of their operations using long-term debt with a fixed interest rate and lend funds at variable interest rates. Therefore, such companies are exposed to interest rate risk. Management believes it is prudent to minimize the variability caused by interest rate risk. To meet this objective, certain financing subsidiaries principally enter into interest rate swaps converting the fixed rate to a variable rate to manage fluctuations in fair value resulting from interest rate risk. Under the interest rate swaps, certain financing subsidiaries receive fixed interest rate payments associated with long-term debt, including medium-term notes, and make variable interest rate payments, thereby creating variable-rate long-term debt.

The hedging relationship between the interest rate swaps and its hedged item is highly effective in achieving offsetting changes in cash flows and fair value resulting from interest rate risk.

Fair value hedge

Changes in the fair value of both recognized assets and liabilities, and derivative financial instruments designated as fair value hedges of these assets and liabilities are recognized in other income (deductions). Derivative financial instruments designated as fair value hedges include forward exchange contracts associated with operating transactions, cross currency swap agreements and interest rate swaps associated with financing transactions.

Exchange loss for the year ended March 31, 2009 includes net gains of ¥169 million, which represent the component of hedging instruments excluded from the assessment of hedge effectiveness. Net gain or loss related to the ineffective portion of hedging instruments is not material for the year ended March 31, 2009.

Interest charges for the year ended March 31, 2009 include net losses of ¥466 million, which represent the component of hedging instruments excluded from the assessment of hedge effectiveness. Net gain or loss related to the ineffective portion of hedging instruments is not material for the year ended March 31, 2009.

Cash flow hedge

Foreign currency exposure:

Changes in the fair value of forward exchange contracts designated and qualifying as cash flow hedges of forecasted transactions are reported in accumulated other comprehensive income (AOCI). These amounts are reclassified into earnings in the same period as the hedged items affect earnings.

Exchange gain for the year ended March 31, 2009 includes net gains of ¥2,229 million, which represent the component of hedging instruments excluded from the assessment of hedge effectiveness. Net gain or loss related to the ineffective portion of hedging instruments is not material for the year ended March 31, 2009.

It is expected that a net gain of approximately ¥3,675 million recorded in AOCI relating to existing forward exchange contracts will be reclassified into other income or other deductions during the year ending March 31, 2012.

As of March 31, 2011, the maximum length of time over which the Company and its subsidiaries are hedging their exposure to the variability in future cash flows associated with foreign currency forecasted transactions is approximately 44 months.

Interest rate exposure:

Changes in fair values of interest rate swaps designated as hedging instruments for the variability of cash flows associated with long-term debt obligations are reported in AOCI. These amounts subsequently are reclassified into interest charges as a yield adjustment in the same period in which the hedged debt obligations affect earnings.

Interest charges for the year ended March 31, 2009 include net losses of ¥347 million, which represent the component of hedging instruments excluded from the assessment of hedge effectiveness. Interest charges for the year ended March 31, 2009 include a net gain of ¥553 million, which represents the component of hedge ineffectiveness.

It is expected that a net loss of approximately ¥101 million recorded in AOCI related to interest rate swaps will be reclassified into interest charges as a yield adjustment of the hedged debt obligations during the year ending March 31, 2012.

The contract or notional amounts of derivative financial instruments held as of March 31, 2011 and 2010 are summarized as follows:

	Yen (millions)
	2011	2010
Forward exchange contracts:
To sell foreign currencies	228,088	204,084
To buy foreign currencies	122,653	93,659
Cross currency swap agreements:
To sell foreign currencies	96,712	78,381
To buy foreign currencies	100,586	107,778
Interest rate swaps	280,951	354,492
Option contracts	7,221	935

The following tables, "Effective portion of derivatives designated as hedging instruments and related hedged items" and "Ineffective portion and amount excluded from effectiveness test," show the effects of derivative instruments for fair value hedges on the consolidated statement of operations for the year ended March 31, 2011:

Effective portion of derivatives designated as hedging instruments and related hedged items
Hedging instruments			Related hedged items
Derivatives	Location	Yen (millions)	Items	Location	Yen (millions)
Forward exchange contracts	Other income	8,955	Accounts receivable and accounts payable	Other income	(8,576)
Cross currency swap agreements	Interest charges	2,693	Long-term debt	Interest charges	(3,010)

		11,648			(11,586)

Ineffective portion and amount excluded from effectiveness test
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other income	(682)
Cross currency swap agreements	Other income	1,412
Interest rate swaps	Interest charges	54

		784

The following tables, "Effective portion of derivatives designated as hedging instruments and related hedged items" and "Ineffective portion and amount excluded from effectiveness test," show the effects of derivative instruments for fair value hedges on the consolidated statement of operations for the year ended March 31, 2010:

Effective portion of derivatives designated as hedging instruments and related hedged items
Hedging instruments			Related hedged items
Derivatives	Location	Yen (millions)	Items	Location	Yen (millions)
Forward exchange contracts	Other income	5,871	Accounts receivable and accounts payable	Other income	(5,877)
Cross currency swap agreements	Interest charges	(6,368)	Long-term debt	Interest charges	6,514

		(497)			637

Ineffective portion and amount excluded from effectiveness test
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other income	(175)
Cross currency swap agreements	Other income	3,206
Interest rate swaps	Interest charges	580

		3,611

The following tables, "Effective portion of derivatives designated as hedging instruments and related hedged items" and "Ineffective portion and amount excluded from effectiveness test," show the effects of derivative instruments for fair value hedges on the consolidated statement of operations for the quarter ended March 31, 2009:

Effective portion of derivatives designated as hedging instruments and related hedged items
Hedging instruments			Related hedged items
Derivatives	Location	Yen (millions)	Items	Location	Yen (millions)
Forward exchange contracts	Other deductions	(6,814)	Accounts receivable and accounts payable	Other deductions	5,832
	Other deductions	(590)	Short-term investments and short-term debt	Other deductions	614
Cross currency swap agreements	Other deductions	(3,036)	Investments and advances	Other deductions	3,053
	Interest charges	(3,115)	Long-term debt	Interest charges	2,900

		(13,555)			12,399

Ineffective portion and amount excluded from effectiveness test
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other deductions	227
Cross currency swap agreements	Other deductions	(2,065)
Interest rate swaps	Interest charges	(58)

		(1,896)

The following tables, "Gain (loss) recognized in OCI, Effective portion of derivatives designated as hedging instruments," "Gain (loss) reclassified from AOCI into consolidated statement of operations, Effective portion of derivatives designated as hedging instruments" and "Gain on derivatives designated as cash flow hedging instruments, Ineffective portion and amount excluded from effectiveness test" show the effect of derivative instruments for cash flow hedges on the consolidated statement of operations for the year ended March 31, 2011:

Gain (loss) recognized in OCI
Effective portion of derivatives designated as hedging instruments
Derivatives	Yen (millions)
Forward exchange contracts	(220)
Cross currency swap agreements	(153)
Interest rate swaps	1,879
Option contracts	781

2,287

Gain (loss) reclassified from AOCI into consolidated statement of operations
Effective portion of derivatives designated as hedging instruments
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other income	166
Cross currency swap agreements	Other income	(4,174)
Interest rate swaps	Interest charges	(173)
Option contracts	Other income	(701)

		(4,882)

Gain on derivatives designated as cash flow hedging instruments
Ineffective portion and amount excluded from effectiveness test
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other income	269
Cross currency swap agreements	Other income	66
Interest rate swaps	Interest charges	67

		402

The following tables, "Gain (loss) recognized in OCI, Effective portion of derivatives designated as hedging instruments," "Gain (loss) reclassified from AOCI into consolidated statement of operations, Effective portion of derivatives designated as hedging instruments" and "Gain (loss) on derivatives designated as cash flow hedging instruments, Ineffective portion and amount excluded from effectiveness test" show the effect of derivative instruments for cash flow hedges on the consolidated statement of operations for the year ended March 31, 2010:

Gain (loss) recognized in OCI
Effective portion of derivatives designated as hedging instruments
Derivatives	Yen (millions)
Forward exchange contracts	1,323
Cross currency swap agreements	2,435
Interest rate swaps	(2,469)
Option contracts	639

1,928

Gain (loss) reclassified from AOCI into consolidated statement of operations
Effective portion of derivatives designated as hedging instruments
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other income	(1,007)
Cross currency swap agreements	Other income	(7,536)
Interest rate swaps	Interest charges	1,756
Option contracts	Other income	(634)

		(7,421)

Gain (loss) on derivatives designated as cash flow hedging instruments
Ineffective portion and amount excluded from effectiveness test
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other income	245
Cross currency swap agreements	Other income	(3,378)
Interest rate swaps	Interest charges	589

		(2,544)

The following tables, "Gain (loss) recognized in OCI, Effective portion of derivatives designated as hedging instruments," "Gain (loss) reclassified from AOCI into consolidated statement of operations, Effective portion of derivatives designated as hedging instruments" and "Gain (loss) on derivatives designated as cash flow hedging instruments, Ineffective portion and amount excluded from effectiveness test" show the effect of derivative instruments for cash flow hedges on the consolidated statement of operations for the quarter ended March 31, 2009:

Gain (loss) recognized in OCI
Effective portion of derivatives designated as hedging instruments
Derivatives	Yen (millions)
Forward exchange contracts	638
Cross currency swap agreements	(1,685)
Interest rate swaps	(1,025)
Option contracts	8

(2,064)

Gain (loss) reclassified from AOCI into consolidated statement of operations
Effective portion of derivatives designated as hedging instruments
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other deductions	(1,623)
Cross currency swap agreements	Other deductions	(1,080)
Interest rate swaps	Interest income	830
Option contracts	Other deductions	(1,492)

		(3,365)

Gain (loss) on derivatives designated as cash flow hedging instruments
Ineffective portion and amount excluded from effectiveness test
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other deductions	(1,598)
Cross currency swap agreements	Other deductions	(358)
Interest rate swaps	Interest income	120

		(1,836)

Fair Value of Financial Instruments	12 Months Ended
Mar. 31, 2011
Fair Value of Financial Instruments
Fair Value of Financial Instruments
(26)	Fair Value of Financial Instruments

The following methods and assumptions are used to estimate the fair values of financial instruments:

Long-term debt and Non-recourse borrowings of consolidated securitization entities

The fair value of long-term debt and non-recourse borrowings of consolidated securitization entities are estimated based on quoted market prices or the present value of future cash flows using the Company's and its subsidiaries' market interest rates for the same contractual terms.

Cash and cash equivalents, Trade receivables, Short-term debt and Trade payables

The carrying amount approximates the fair value because of the short maturity of these instruments.

Financial assets transferred to consolidated securitization entities

For the portion related to transferred morgage loans receivables, the fair value is estimated based on the present value of future cash flows.

Investments in securities, Subordinated interests resulting from securitization and Derivatives

Refer to note 27 for the methods and assumptions used to estimate the fair values.

The carrying amounts and estimated fair values of the financial instruments as of March 31, 2011 and 2010 are as follows:

	Yen (millions)
	2011		2010
	Carrying amounts	Estimated fair values	Carrying amounts	Estimated fair values
Investments in securities:
Short-term investments	16,598	16,598	53,575	53,575
Investments and advances	180,232	180,232	200,326	200,326
Financial assets transferred to consolidated securitization entities:	186,742	196,543	—	—
Derivatives (Effective Portion in Other Current Assets):
Forward exchange contracts	1,508	1,508	2,624	2,624
Cross currency swap agreements	10,363	10,363	5,357	5,357
Interest rate swaps	—	—	3	3
Option contracts	28	28	1	1
Derivatives (Ineffective Portion in Other Current Assets):
Forward exchange contracts	563	563	407	407
Cross currency swap agreements	1,084	1,084	3,268	3,268
Interest rate swaps	—	—	—	—
Option contracts	—	—	—	—
Derivatives (Effective Portion in Other Assets):
Forward exchange contracts	111	111	27	27
Cross currency swap agreements	5,805	5,805	12,070	12,070
Interest rate swaps	1,092	1,092	999	999
Option contracts	66	66	—	—
Derivatives (Ineffective Portion in Other Assets):
Forward exchange contracts	—	—	22	22
Cross currency swap agreements	1,437	1,437	2,091	2,091
Interest rate swaps	—	—	11	11
Option contracts	—	—	—	—
Subordinated interests resulting from securitization:
Other current assets	255	255	4,114	4,114
Advances and other	33,811	33,811	111,303	111,303

	Yen (millions)
	2011		2010
	Carrying Amounts	Estimated fair values	Carrying amounts	Estimated fair values
Long-term debt	(1,638,529)	(1,696,722)	(1,915,692)	(1,954,713)
Non-recourse borrowings of consolidated securitization entities:	(410,434)	(413,519)	—	—
Derivatives (Effective Portion in Other Current Liabilities):
Forward exchange contracts	(3,813)	(3,813)	(3,480)	(3,480)
Cross currency swap agreements	(268)	(268)	(488)	(488)
Interest rate swaps	(323)	(323)	(701)	(701)
Option contracts	(5)	(5)	(6)	(6)
Derivatives (Ineffective Portion in Other Current Liabilities):
Forward exchange contracts	(547)	(547)	(721)	(721)
Cross currency swap agreements	(8)	(8)	—	—
Interest rate swaps	(13)	(13)	(142)	(142)
Option contracts	—	—	—	—
Derivatives (Effective Portion in Other Liabilities):
Forward exchange contracts	(86)	(86)	(103)	(103)
Cross currency swap agreements	(305)	(305)	(228)	(228)
Interest rate swaps	(2,915)	(2,915)	(4,076)	(4,076)
Option contracts	—	—	—	—
Derivatives (Ineffective Portion in Other Liabilities):
Forward exchange contracts	—	—	—	—
Cross currency swap agreements	(2,625)	(2,625)	(5,148)	(5,148)
Interest rate swaps	(80)	(80)	(42)	(42)
Option contracts	—	—	—	—

It is not practicable to estimate the fair value of investments in unlisted stock because of the lack of a market price and difficulty in estimating fair value without incurring excessive cost. The carrying amounts of these investments as of March 31, 2011 and 2010 totaled ¥48,144 million and ¥48,222 million, respectively.

Fair Value	12 Months Ended
Mar. 31, 2011
Fair Value
Fair Value
(27)	Fair Value

ASC 820 establishes a fair value hierarchy that prioritizes the use of observable inputs in markets over the use of unobservable inputs when measuring fair value as follows:

Level 1

Quoted prices for identical assets or liabilities in active markets.

Level 2

Quoted prices for similar assets or liabilities in active markets; quoted prices associated with transactions that are not distressed for identical or similar assets or liabilities in markets that are not active; or valuations whose significant inputs are derived from or corroborated by observable market data.

Level 3

Valuations using inputs that are not observable.

Investments in debt and equity securities

Investment securities of which quoted market prices are available to determine their fair value are included in Level 1. Level 1 securities include available-for-sale securities such as listed stocks on exchange markets, debt securities such as Japan treasury bonds and U.S. treasury bonds and exchange traded funds.

In the absence of an active market for investment securities, quoted prices for similar investment securities, quoted prices associated with transactions that are not distressed for identical or similar investment securities or other relevant information including market interest rate curves, referenced credit spreads or default rates, are used to determine fair value. These investments are included in Level 2. Level 2 securities include short-term investments and available-for-sale securities such as listed stocks traded over-the-counter, investment funds and debt securities traded over-the-counter.

In infrequent circumstances, the significant inputs of fair value for investment securities are unobservable and the Company mainly uses an income or market approach to corroborate relevant information provided by financial institutions. These investments are included in Level 3. Level 3 securities include available-for-sale securities such as subordinated debentures and structured bonds with little market activity.

Derivatives

Closing prices are used for derivatives included in Level 1, which are traded on active markets. The majority of derivatives are traded on over-the-counter markets, which the Company does not deem to represent active markets. Derivative assets and liabilities for which fair value is based on quoted prices associated with transactions that are not distressed, in markets that are not active, or based on models using interest rate curves and forward and spot prices for currencies and commodities are included in Level 2. Derivatives included in Level 2 primarily consist of interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. In infrequent circumstances, the significant inputs of fair value are unobservable and the Company mainly uses an income or market approach to corroborate relevant information provided by financial institutions. These derivatives are included in Level 3.

Subordinated interests resulting from securitization

When fair value is determined using observable inputs, including prices of recent transactions in markets that are not distressed, subordinated interests are included in Level 2. When significant inputs are not observable, fair value is determined based on economic assumptions used in measuring the fair value of the subordinated interests, including weighted-average life, expected credit risks, and discount rates, and the subordinated interests are included in Level 3.

The following tables present the assets and liabilities that are measured at fair value on a recurring basis and the fair value hierarchy classification as of March 31, 2011 and 2010. The carrying value on the consolidated balance sheets are recorded by the fair value of these assets and liabilities.

	Yen (millions)
	2011
	Total Balance	Fair value hierarchy classification
		Level 1	Level 2	Level 3
Assets:
Investments in securities
Equity securities	145,816	145,069	747	—
Government debt securities	3,232	3,219	13	—
Corporate debt securities	38,080	—	5,154	32,926
Other	9,307	6,434	2,873	—
Derivatives	22,057	—	22,057	—
Subordinated interests resulting from securitization	34,066	—	—	34,066

	252,558	154,722	30,844	66,992

Liabilities:
Derivatives	(10,988)	—	(10,988)	—

	Yen (millions)
	2010
	Total Balance	Fair value hierarchy classification
		Level 1	Level 2	Level 3
Assets:
Investments in securities
Equity securities	159,850	156,879	2,971	—
Government debt securities	44,156	43,989	167	—
Corporate debt securities	35,359	—	6,426	28,933
Other	14,260	5,903	8,357	—
Derivatives	26,880	—	26,880	—
Subordinated interests resulting from securitization	115,417	—	—	115,417

	395,922	206,771	44,801	144,350

Liabilities:
Derivatives	(15,135)	—	(15,135)	—

The following table presents the changes in Level 3 instruments measured on a recurring basis for the year ended March 31, 2011.

	555555555	555555555	555555555
	Yen (millions)
	Corporate debt securities	Subordinated interests resulting from securitization	Total
Balance at beginning of year	28,933	115,417	144,350
Effect of consolidation of securitization entities upon initial adoption of the amended provisions of ASC 810 (a)	—	(113,651)	(113,651)
Purchases, sales, issuances and settlements, net	2,046	32,300	34,346
Total gains or losses (realized/unrealized)
Included in earnings (b)	546	—	546
Included in other comprehensive loss	1,401	—	1,401

Balance at end of year	32,926	34,066	66,992

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	—	—	—

(a)	A portion of subordinated interests resulting from securitization was eliminated because of the consolidation of securitization entities.
(b)	Level 3 gains and losses (realized and unrealized) included in earnings for the year ended March 31, 2011 are reported in other income (deductions) for corporate debt securities and are reported in revenue for subordinated interests resulting from securitization.

The following table presents the changes in Level 3 instruments measured on a recurring basis for the year ended March 31, 2010.

	555555555	555555555	555555555
	Yen(millons)
	Corporate debt securities	Subordinated interests resulting from securitization	Total
Balance at beginning of year	26,532	123,465	149,997
Purchases, sales, issuances and settlements, net	(271)	(11,275)	(11,546)
Total gains or losses (realized/unrealized)
Included in earnings (a)	(15)	3,588	3,573
Included in other comprehensive loss	2,687	(361)	2,326

Balance at end of year	28,933	115,417	144,350

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	(14)	3,534	3,520

(a)	Level 3 gains and losses (realized and unrealized) included in earnings for the year ended March 31, 2010 are reported in other income (deductions) for corporate debt securities and are reported in revenue for subordinated interests resulting from securitization.

Assets that are measured at fair value during the period on a non-recurring basis because they are deemed to be impaired are not included in the above tables.

The Company has written down the carrying amount of certain equity-method and cost-method investments on the consolidated balance sheets because the Company deems the decline of fair value to be other-than-temporary.

The fair value of the equity-method investments which are listed on an active market is included in Level 1. The fair value of equity-method investments determined using an income approach, based on discounted cash flows using unobservable inputs are included in Level 3. Also, a weighted-average fair value determined using both a market approach and an income approach, which incorporate both observable inputs, such as quoted market prices of comparable companies, and discounted cash flow using unobservable inputs, is included in Level 3. The Company has calculated discounted cash flows of these equity-method investments based on business forecasts, market trends, and assumptions of projected business plans. The Company uses both a market approach and an income approach to determine the fair value of the cost-method investments. The fair value based on observable inputs such as quoted market prices of similar investments is included in Level 2. The fair value primarily based on discounted cash flows using unobservable inputs based on business forecasts, market trends, and assumptions of projected business plans is included in Level 3.

The Company has also written down the carrying amount of long-lived assets on the consolidated balance sheets mainly because the Company deems the carrying amount of certain long-lived assets is not recoverable and exceeds its fair value. The Company mainly uses an income approach or a market approach to calculate the fair value of long-lived assets. These measurements are included in Level 3 since they are based primarily on discounted cash flows using unobservable inputs based on business forecasts, market trends, and assumptions of projected business plans.

The following table presents the assets measured at fair value on a non-recurring basis and the gains or losses recognized for the year ended March 31, 2011.

	Yen (millions)
	2011
	Fair value hierarchy classification			Total gains (losses)
	Level 1	Level 2	Level 3
Equity-method investments (a)	1,712	—	—	(4,741)
Cost-method investments	—	—	8,066	(3,180)
Long-lived assets (b)
High Functional Materials & Components segment	—	—	7,755	(10,956)
Components & Devices segment	—	—	18,046	(16,561)
Other	—	—	1,716	(7,653)

Total	1,712	—	35,583	(43,091)

(a)	The carrying value as of March 31, 2011 is not equal to the fair value at the time of impairment because of equity method adjustments subsequent to impairment.
(b)	The carrying value as of March 31, 2011 is not equal to the fair value at the time of impairment because of depreciation expense subsequent to impairment.

The following table presents the financial assets measured at fair value on a non-recurring basis and the gains or losses recognized for the year ended March 31, 2010.

	Yen (millions)
	2010
	Fair value hierarchy classification			Total gains (losses)
	Level 1	Level 2	Level 3
Equity-method investments (a)	511	—	86,100	(15,169)
Cost-method investments	—	—	1,273	(1,005)
Long-lived assets (b)
Components & Devices segment	—	—	47,976	(18,611)
Other	—	—	5,856	(6,585)

Total	511	—	141,205	(41,370)

(a)	The carrying value as of March 31, 2010 is not equal to the fair value at the time of impairment because of equity method adjustments subsequent to impairment.
(b)	The carrying value as of March 31, 2010 is not equal to the fair value at the time of impairment because of depreciation expense subsequent to impairment.

Financing Receivables and Allowance for Doubtful Receivables	12 Months Ended
Mar. 31, 2011
Financing Receivables and Allowance for Doubtful Receivables
Financing Receivables and Allowance for Doubtful Receivables
(28)	Financing Receivables and Allowance for Doubtful Receivables

Financing receivables from equipment leases, installment arrangements, mortgage loans, and other receivables with a contractual maturity of one year or more are subject to disclosure as reported in this note. Trade receivables from sale of products or services that have a contractual maturity of one year or less are excluded from financing receivables. Finance lease receivables are recorded based on the total minimum payments to be received and unguaranteed residual values less executory costs and unearned income. Installment loans, mortgage loans and other long-term receivables are reported on the amortized cost basis.

The Company classifies financing receivables aggregated and categorized as finance leases, installment loans, mortgage loans, and other, based on the nature of risks and characteristics as described below.

Finance leases are receivables from lease arrangements, including products manufactured by the Company and certain of its subsidiaries, such as information technology equipment, manufacturing machinery and equipment and construction machinery, typically secured by underlying assets. The primary locations of finance leases are Japan, United States, United Kingdom and China mainland. The lease term ranges from three to six years. The non-specific allowance for doubtful receivables is collectively determined on the basis of past collection experience, consideration of current economic conditions and changes in our customer collection trends as well as other factors that may affect the customers' ability to pay.

Installment loans represent receivables from arrangements with customers and dealers to provide financing primarily for products manufactured by the Company and certain of its subsidiaries, such as manufacturing machinery. Installment loans are typically secured by underlying assets. The primary locations of installment loans are Japan, United States and United Kingdom. The loan term is generally less than three years. The non-specific allowance is collectively determined on the basis of past collection experience, consideration of current economic conditions and changes in our customer collection trends as well as other factors that may affect the customers' ability to pay.

Mortgage loans are financing receivables from residential loan arrangements for individuals. Mortgage loans are usually arranged with collateral. The primary location of mortgage loans is Japan; more than fifty percent of mortgage loans are arranged for employees of the Company and its domestic subsidiaries. The term of mortgage loans is usually less than 30 years. The non-specific allowance is collectively determined on the basis of past collection experience, consideration of current economic conditions and changes in our customer collection trends as well as other factors that may affect the customers' ability to pay.

The subsidiaries in the financial services segment also provide services such as factoring, loan servicing, and other forms of commercial financing. Financing receivables resulting from those services are classified into "other" category. The contractual maturities associated with those services generally range over one to three years. The non-specific allowance is collectively determined on the basis of past collection experience, consideration of current economic conditions and changes in our customer collection trends as well as other factors that may affect the customers' ability to pay.

Also, common to all financing receivables, the Company and its subsidiaries individually evaluate collectability of financing receivables either by discounted cash flow analyses when they determine principal and interest of a financing receivable cannot be collected or by estimating the fair value of related collateral when applicable and further estimating the allowance for doubtful receivables. The Company and its subsidiaries have proprietary credit quality indicators appropriate to the unique characteristics of their operations and the nature of their financing receivable portfolios. Based on such indicators as the duration of overdue payments, the unpaid amounts, the existence of extended payment terms, evaluation by third-party credit agencies, and the degree of debtors' excessive debt, the Company and its subsidiaries classify and monitor their financial receivables into two categories: the individually evaluated receivables, and the collectively evaluated receivables.

Interest income for long-term financing receivables is recognized on the accrual basis.

As of March 31, 2011, financing receivables include past due receivables in the amount of ¥9,714 million. Of this amount, financing receivables past due 90 days or more and still accruing interest amounted to ¥2,846 million.

The following table presents allowance for doubtful receivables and recorded investment in financing receivables as of March 31, 2011, and changes in the allowance for the three months ended March 31, 2011.

	Yen (millions)
	Finance leases	Installment loans	Mortgage loans	Other	Total
Allowance for doubtful receivables
Balance, January 1, 2011	5,156	2,426	176	5,940	13,698
Provision	1,531	293	102	3,709	5,635
Recovery and other	(340)	(70)	(47)	(1,073)	(1,530)
Write off	(211)	(229)	—	(734)	(1,174)

Balance, March 31, 2011	6,136	2,420	231	7,842	16,629

Applicable to amounts; Individually evaluated for impairment	1,620	906	88	5,082	7,696

Applicable to amounts; Collectively evaluated for impairment	4,516	1,514	143	2,760	8,933

Financing receivables
Balance, March 31, 2011	873,137	126,957	218,222	217,515	1,435,831

Applicable to amounts; Individually evaluated for impairment	4,515	1,252	1,113	9,718	16,598

Applicable to amounts; Collectively evaluated for impairment	868,622	125,705	217,109	207,797	1,419,233

In addition, as of March 31, 2011, the amount of impaired loans relating to receivables which arose from sales of product or services and have contractual maturity of one year or less is ¥43,628 million.

Acquisitions and Divestitures	12 Months Ended
Mar. 31, 2011
Acquisitions and Divestitures
Acquisitions and Divestitures
(29)	Acquisitions and Divestitures

On March 9, 2011, Hitachi Transport System, Ltd. (Hitachi Transport System), a subsidiary of the Company included in the Others category of segment information, announced its decision to purchase shares of Vantec Corporation (Vantec), through a tender offer to make Vantec its subsidiary. The tender offer price was ¥233,500 per share, which was determined by comprehensively taking into consideration the market price of Vantec's common stock, Vantec's financial condition, future earnings prospects and a valuation of Vantec stock conducted by a third party appraiser. The price included a premium of approximately 93% over the average share price of Vantec's common stock traded on the First Section of the Tokyo Stock Exchange for the three month period ended March 8, 2011. As a result, Hitachi Transport System purchased 209,550 shares in the tender offer, for ¥48,930 million in the period from March 10, 2011 through April 19, 2011, resulting in an acquisition of 90.12% of the voting rights. Accordingly, Hitachi Transport System obtained control of Vantec and it became a consolidated subsidiary effective April 26, 2011, the settlement date of the tender offer (the acquisition date).

Vantec operates warehousing and transportation related business. Hitachi Transport System made the acquisition to realize synergy in the system logistics and global business and improve the enterprise value of Hitachi Transport System and Vantec.

The following table presents the consideration paid for Vantec and the fair value as of the acquisition date of the noncontrolling interest in Vantec. Due to the limited period of time since the acquisition date, the initial accounting for the business combination is incomplete at this time. As a result, the Company is unable to provide the disclosures related to the amounts recognized as of the acquisition date for each major class of assets acquired and liabilities assumed, and the amount of goodwill.

Yen (millions)
Cash paid for acquisition	48,930
Fair value of noncontrolling interests	3,622

52,552

The fair value of the noncontrolling interest in Vantec, a listed entity, is determined by quoted market price and included in Level 1.

On a pro forma basis, the effect on revenue, net income and the per share information of the Company for the year ended March 31, 2011 with assumed acquisition dates for Vantec of April 1, 2010 would not be material.

On November 8, 2010, Hitachi Medical Corporation (Hitachi Medical), a subsidiary of the Company in the Electronic Systems & Equipment segment, announced its decision to purchase additional shares of Aloka Co., Ltd. (Aloka), through a tender offer to make Aloka its subsidiary. The tender offer price was ¥1,075 per share, which was determined by comprehensively taking into consideration the market price of Aloka's common stock, Aloka's financial condition, future earnings prospects and a valuation of Aloka stock conducted by a third party appraiser.

As a result, Hitachi Medical purchased 23,157,518 shares in the tender offer, for ¥24,894 million in the period from November 9, 2010 through December 27, 2010, resulting in a 84.65% increase of Hitachi Medical's ownership from 12.79% to 97.45%. Accordingly, Hitachi Medical obtained control of Aloka and it became a consolidated subsidiary effective January 5, 2011, the settlement date of the tender offer (the acquisition date). Further, Hitachi Medical converted Aloka into its wholly owned subsidiary through a share exchange effective March 3, 2011, and Aloka was subsequently renamed Hitachi Aloka Medical, Ltd. effective April 1, 2011.

Aloka manufactures and sells medical instruments, general-purpose analysis devices and medical analysis devices. Hitachi Medical made the acquisition to strengthen its diagnostic ultrasound device businesses and increase its corporate value.

This business combination was accounted for as a bargain purchase because the consideration paid for was less than the fair value of Aloka's net assets.

The following table summarizes the consideration paid for Aloka, the assets acquired and liabilities assumed and recognized as of the acquisition, as well as the fair value as of the acquisition date of the noncontrolling interest in Aloka.

Yen (millions)
Current assets	43,346
Non-current assets (excluding intangible assets)	9,585
Intangible assets	1,811

54,742

Current liabilities	(13,740)
Non-current liabilities	(2,987)

(16,727)

Gain on the bargain purchase	(8,684)

Previously acquired equity interest measured at fair value	(3,699)
Cash paid for acquisition	(24,894)
Fair value of noncontrolling interests	(738)

(29,331)

The acquired intangible assets include patents and brands.

The Company recognized a gain of ¥1,224 million as a result of remeasuring its equity interest in Aloka held before the business combination at the acquisition date fair value. The gain is included in other income in the Company's consolidated statement of operations for the year ended March 31, 2011.

The fair value of both the equity interest held in Aloka before the business combination and the fair value of the noncontrolling interest in Aloka, a listed entity, are determined by quoted market price and included in Level 1.

The results of operations of Aloka for the period from the acquisition date to March 31, 2011 were not material.

On a pro forma basis, revenue, net income (loss) and the per share information of the Company with assumed acquisition dates for Aloka of April 1, 2010 and 2009 would not differ materially from the amounts reported in the accompanying consolidated financial statements as of and for the years ended March 31, 2011 and 2010.

On March 7, 2011, the Company announced that it had entered into a definitive agreement to transfer its Hard Disc Drive business, in the Components & Devices segment, to Western Digital Corporation (WD). The Company will sell all shares of Hitachi Global Storage Technologies' holding company, Viviti Technologies Ltd. to WD in a cash and stock transaction valued at approximately US $4.3 billion. Under the terms, the Company will own approximately 10 percent of WD shares and hold two seats on WD's board of directors. The transaction is expected to close during the year ending March 31, 2012. The closing of the transaction is dependent upon progress of various multi jurisdictional regulatory reviews over this business combination.

On March 30, 2010, Hitachi Construction Machinery Co., Ltd. (Hitachi Construction Machinery), a subsidiary of the Company in the Construction Machinery segment, agreed with Tata Motors Limited to purchase an additional 20% interest in Telco Construction Equipment Co., Ltd. (Telcon). As a result, Hitachi Construction Machinery purchased a total of 20,000,000 shares for ¥23,704 million on March 30, 2010, resulting in the percentage of Hitachi Construction Machinery's ownership interests in Telcon increasing from 40.0% to 60.0%. Accordingly, Hitachi Construction Machinery obtained control over Telcon and it became a consolidated subsidiary effective March 30, 2010 (the acquisition date).

Telcon manufactures and sells major construction machinery including hydraulic excavators, backhoe loaders and wheel loaders. Hitachi Construction Machinery decided to purchase an additional 20% interest to obtain a strong lead in the India market, which is expected to grow significantly.

The following table summarizes the consideration paid for Telcon, the assets acquired and liabilities assumed and recognized as of the acquisition, as well as the fair value as of the acquisition date of the noncontrolling interest in Telcon.

Yen (millions)
(As adjusted)
Current assets	29,741
Non-current assets (excluding intangible assets)	16,912
Intangible assets (excluding goodwill)	37,370
Goodwill (not deductible for tax purposes)	32,981

117,004

Current liabilities	(35,105)
Non-current liabilities	(14,095)

(49,200)

Previously acquired equity interest measured at fair value	(22,050)
Cash paid for acquisition	(23,704)
Fair value of noncontrolling interests	(22,050)

(67,804)

The following table shows the acquired intangible assets subject to amortization and not subject to amortization.

	Yen (millions)	Weighted average amortization Period (year)
The acquired intangible assets subject to amortization
Customer contracts and relationships	19,509	25
Dealer network	4,339	15
Technical know-how	3,056	6
Favorable lease agreements	1,027	5

	27,931

The acquired intangible assets not subject to amortization
Brands	9,439	—

	37,370

Since the evaluation of the fair values of the assets and liabilities was completed during the year ended March 31, 2011, the Company retrospectively adjusted the provisional amounts as of the acquisition date. As a result, the amounts of other intangible assets and related deferred tax liability, which is included in other liabilities, increased by ¥37,370 million and ¥12,702 million, respectively, whereas goodwill decreased by ¥24,668 million in the consolidated balance sheet as of March 31, 2010.

The Company recognized a gain of ¥14,923 million as a result of remeasuring to fair value its 40% equity interest in Telcon held before the business combination. The gain is included in other deductions in the Company's consolidated statement of operations for the year ended March 31, 2010.

The fair value of both the equity interest held before the business combination and the noncontrolling interest in Telcon, a private entity, were estimated by applying the income approach. These fair value measurements are based on significant inputs that are not observable in the market and thus represent Level 3 measurements. Key inputs include business forecasts, market trends, assumptions of projected business plans and adjustments because of the lack of control that market participants would consider when estimating the fair value of the noncontrolling interest in Telcon.

The results of operations of Telcon for the period from the acquisition date to March 31, 2010 were not material.

On a pro forma basis, revenue, net loss and the per share information of the Company with assumed acquisition dates for Telcon of April 1, 2009 and 2008 would not differ materially from the amounts reported in the accompanying consolidated financial statements as of and for the years ended March 31, 2010 and 2009.

On January 14, 2009, the Company announced its decision to purchase additional shares of Hitachi Kokusai Electric Inc. (Hitachi Kokusai Electric), an equity method affiliate, through a tender offer to make Hitachi Kokusai Electric its subsidiary for the purpose of establishing a stable equity-based relationship and strengthening the cooperative relationship in the fields of communications and video, and broadcasting systems businesses. Hitachi Kokusai Electric's Board of Directors resolved to approve the tender offer at the meeting held on the same day. The price of the tender offer was ¥780 per share, which was determined by comprehensively taking into consideration the market price of Hitachi Kokusai Electric's common stock, Hitachi Kokusai Electric's financial condition, future earnings prospects and a valuation of Hitachi Kokusai Electric stock conducted by a third party appraiser. The price included a premium of approximately 77% over the average share price of Hitachi Kokusai Electric's common stock traded on the First Section of the Tokyo Stock Exchange for the three month period ended January 13, 2009. As a result, the Company purchased 13,406,000 shares, the upper limit for the number of shares in the tender offer, for ¥10,456 million in the period from January 26, 2009 through March 11, 2009, resulting in the Company's ownership increasing from 38.8% to 51.6%. Accordingly, the Company obtained control over Hitachi Kokusai Electric and it became a consolidated subsidiary of the Company. Therefore, the Company has consolidated Hitachi Kokusai Electric as of March 31, 2009 in the consolidated balance sheet. The results of operations of Hitachi Kokusai Electric for the period from the acquisition date to March 31, 2009 were not material.

Accordingly, the results of operations of Hitachi Kokusai Electric have been consolidated since the year beginning April 1, 2009.

As a result of the purchase price allocation, the Company did not recognize any goodwill.

On a pro forma basis, revenue, net loss and the per share information of the Company with assumed acquisition date for Hitachi Kokusai Electric of April 1, 2008 would not differ materially from the amounts reported in the accompanying consolidated financial statements as of and for the year ended March 31, 2009.

On January 14, 2009, the Company also announced its decision to purchase additional shares of Hitachi Koki Co., Ltd. (Hitachi Koki), an equity method affiliate, through a tender offer to make Hitachi Koki its subsidiary for the purpose of establishing a stable equity-based relationship and strengthening the cooperative relationship in business expansion on a global scale and research and development into lithium-ion battery-operated products. Hitachi Koki's Board of Directors resolved to approve the tender offer at the meeting held on the same day. The price of the tender offer was ¥1,300 per share, which was determined by comprehensively taking into consideration the market price of Hitachi Koki's common stock, Hitachi Koki's financial condition, future earnings prospects and a valuation of Hitachi Koki stockconducted by a third party appraiser. The price included a premium of approximately 77% over the average share price of Hitachi Koki's common stock traded on the First Section of the Tokyo Stock Exchange for the three month period ended January 13, 2009. As a result, the Company purchased 12,473,000 shares, the upper limit for the number of shares in the tender offer, for ¥16,214 million in the period from January 26, 2009 through March 9, 2009, resulting in the Company's ownership increasing from 38.9% to 51.2%. Accordingly, the Company obtained control over Hitachi Koki and it became a consolidated subsidiary of the Company. Therefore, the Company has consolidated Hitachi Koki as of March 31, 2009 in the consolidated balance sheet. The results of operations of Hitachi Koki for the period from the acquisition date to March 31, 2009 were not material. Accordingly, the results of operations of Hitachi Koki have been consolidated since the year beginning April 1, 2009.

As a result of the purchase price allocation, the Company did not recognize any goodwill.

On a pro forma basis, revenue, net loss and the per share information of the Company with assumed acquisition date for Hitachi Koki of April 1, 2008 would not differ materially from the amounts reported in the accompanying consolidated financial statements as of and for the year ended March 31, 2009.

Segment Information	12 Months Ended
Mar. 31, 2011
Segment Information
Segment Information
(30)	Segment Information

Business Segments

The operating segments of the Company are the components for which separate financial information is available and for which segment profit or loss amounts are evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company has aggregated certain operating segments into reportable segments for reporting purpose, since such aggregation helps financial statement users better understand the Company's performance.

The reportable segments correspond to categories of activities classified primarily by markets, products and services.

The Company discloses its business in eleven reportable segments: Information & Telecommunication Systems, Power Systems, Social Infrastructure & Industrial Systems, Electronic Systems & Equipment, Construction Machinery, High Functional Materials & Components, Automotive Systems, Components & Devices, Digital Media & Consumer Products, Financial Services, and Others.

The primary products and services included in each segment are as follows:

Information & Telecommunication Systems:

Systems integration, Outsourcing services, Software, Disk array subsystems, Servers, Mainframes, Telecommunication equipment and ATMs

Power Systems:

Thermal power generation systems, Nuclear power generation systems, Hydroelectric power generation systems and Wind power generation systems

Social Infrastructure & Industrial Systems:

Industrial machinery and plants, Elevators, Escalators and Railway vehicles and systems

Electronic Systems & Equipment:

Semiconductor and LCDs manufacturing equipment, Test and measurement equipment, Medical electronics equipment, Power tools and Electronic parts manufacturing system

Construction Machinery:

Hydraulic excavators, Wheel loaders and Mining dump trucks

High Functional Materials & Components:

Wires and cables, Copper products, Semiconductor and display related materials, Circuit boards and materials, Specialty steels, Magnetic materials and components and High grade casting components and materials

Automotive Systems:

Engine management systems, Electric powertrain systems, Drive control systems and Car information systems

Components & Devices:

Hard disk drives, LCDs, Information storage media and Batteries

Digital Media & Consumer Products:

Optical disk drives, Flat-panel TVs, LCD projectors, Room air conditioners, Refrigerators, Washing machines and Air-conditioning equipment

Financial Services:

Leasing and Loan guarantees

Others:

Logistics, Property management and others

The following tables show business segment information for the years ended March 31, 2011, 2010 and 2009, and as of March 31, 2011, 2010 and 2009.

Revenues from Outside Customers

	Yen (millions)
	2011	2010	2009
Information & Telecommunication Systems	1,475,588	1,522,457	1,730,818
Power Systems	737,560	805,007	777,833
Social Infrastructure & Industrial Systems	932,299	1,044,208	1,077,548
Electronic Systems & Equipment	942,305	868,449	830,080
Construction Machinery	746,166	578,129	717,251
High Functional Materials & Components	1,329,234	1,176,292	1,467,934
Automotive Systems	733,910	633,399	667,094
Components & Devices	743,980	690,062	904,944
Digital Media & Consumer Products	882,834	863,091	1,006,017
Financial Services	325,341	327,072	324,540
Others	465,871	457,315	491,642

Subtotal	9,315,088	8,965,481	9,995,701
Corporate items	719	3,065	4,668

Total	9,315,807	8,968,546	10,000,369

Revenues from Intersegment Transactions

	Yen (millions)
	2011	2010	2009
Information & Telecommunication Systems	176,452	183,130	214,533
Power Systems	75,647	77,128	84,556
Social Infrastructure & Industrial Systems	224,637	206,017	256,698
Electronic Systems & Equipment	137,050	130,183	153,741
Construction Machinery	5,221	5,507	7,438
High Functional Materials & Components	78,919	73,035	93,111
Automotive Systems	3,991	5,429	14,656
Components & Devices	65,872	64,827	73,353
Digital Media & Consumer Products	68,762	66,167	97,843
Financial Services	47,640	92,578	76,777
Others	301,592	306,350	339,192

Subtotal	1,185,783	1,210,351	1,411,898
Eliminations and Corporate items	(1,185,783)	(1,210,351)	(1,411,898)

Total	—	—	—

Total Revenues

	Yen (millions)
	2011	2010	2009
Information & Telecommunication Systems	1,652,040	1,705,587	1,945,351
Power Systems	813,207	882,135	862,389
Social Infrastructure & Industrial Systems	1,156,936	1,250,225	1,334,246
Electronic Systems & Equipment	1,079,355	998,632	983,821
Construction Machinery	751,387	583,636	724,689
High Functional Materials & Components	1,408,153	1,249,327	1,561,045
Automotive Systems	737,901	638,828	681,750
Components & Devices	809,852	754,889	978,297
Digital Media & Consumer Products	951,596	929,258	1,103,860
Financial Services	372,981	419,650	401,317
Others	767,463	763,665	830,834

Subtotal	10,500,871	10,175,832	11,407,599
Eliminations and Corporate items	(1,185,064)	(1,207,286)	(1,407,230)

Total	9,315,807	8,968,546	10,000,369

Segment Profit (Loss)

	Yen (millions)
	2011	2010	2009
Information & Telecommunication Systems	98,641	94,592	138,452
Power Systems	22,022	22,075	3,485
Social Infrastructure & Industrial Systems	39,952	42,086	34,406
Electronic Systems & Equipment	37,284	(5,218)	25,755
Construction Machinery	49,192	17,649	51,337
High Functional Materials & Components	84,506	44,412	25,257
Automotive Systems	23,791	(5,486)	(60,507)
Components & Devices	43,652	1,149	5,799
Digital Media & Consumer Products	14,949	(7,206)	(110,548)
Financial Services	14,255	8,518	6,660
Others	28,930	19,423	24,515

Subtotal	457,174	231,994	144,611
Eliminations and Corporate items	(12,666)	(29,835)	(17,465)

Total Segment profit	444,508	202,159	127,146

Impairment losses for long-lived assets	(35,170)	(25,196)	(128,400)
Restructuring charges	(5,757)	(25,154)	(22,927)
Interest income	13,267	12,017	19,177
Dividends income	4,240	5,799	8,544
Gains on sales of stock by subsidiaries or affiliated companies	—	183	360
Other income	69,730	186	5,203
Interest charges	(24,878)	(26,252)	(33,809)
Other deductions	(13,597)	(21,976)	(102,960)
Equity in net loss of affiliated companies	(20,142)	(58,186)	(162,205)

Income (loss) before income taxes	432,201	63,580	(289,871)

Intersegment transactions are recorded at the same prices used in transactions with third parties. Corporate items include unallocated corporate expenses, such as leading edge R&D expenditures, and others.

Total Assets

	Yen (millions)
	2011	2010	2009
Information & Telecommunication Systems	1,289,099	1,261,016	1,468,481
Power Systems	919,676	1,067,072	1,026,637
Social Infrastructure & Industrial Systems	1,033,110	971,743	1,098,712
Electronic Systems & Equipment	867,741	820,700	829,126
Construction Machinery	1,000,793	927,482	840,693
High Functional Materials & Components	1,267,001	1,264,372	1,232,271
Automotive Systems	451,382	459,183	450,966
Components & Devices	592,992	585,999	640,824
Digital Media & Consumer Products	434,397	521,591	570,935
Financial Services	1,937,643	1,789,409	1,914,863
Others	1,344,356	1,374,882	1,612,556

Subtotal	11,138,190	11,043,449	11,686,064
Eliminations and Corporate assets	(1,952,561)	(2,078,985)	(2,282,355)

Total	9,185,629	8,964,464	9,403,709

Corporate assets consist of cash and cash equivalents and investments and advances. Depreciation & Amortization
	Yen (millions)
	2011	2010	2009
Information & Telecommunication Systems	76,082	80,589	113,780
Power Systems	20,239	24,386	23,032
Social Infrastructure & Industrial Systems	27,941	32,383	31,806
Electronic Systems & Equipment	19,154	21,598	15,827
Construction Machinery	42,606	41,807	38,534
High Functional Materials & Components	75,371	85,092	88,280
Automotive Systems	32,768	41,137	43,853
Components & Devices	55,984	65,730	85,760
Digital Media & Consumer Products	27,149	34,567	45,632
Financial Services	75,076	81,049	118,642
Others	37,590	42,954	45,012

Subtotal	489,960	551,292	650,158
Eliminations and Corporate items	7,809	6,470	6,765

Total	497,769	557,762	656,923

Impairment Losses for Long-Lived Assets

	Yen (millions)
	2011	2010	2009
Information & Telecommunication Systems	473	353	15,752
Power Systems	—	136	82
Social Infrastructure & Industrial Systems	767	715	3,609
Electronic Systems & Equipment	4,605	624	961
Construction Machinery	3	119	—
High Functional Materials & Components	10,956	2,117	12,888
Automotive Systems	191	175	29,240
Components & Devices	16,561	18,611	12,022
Digital Media & Consumer Products	951	845	51,695
Financial Services	368	—	1,499
Others	295	1,501	652

Subtotal	35,170	25,196	128,400
Eliminations and Corporate items	—	—	—

Total	35,170	25,196	128,400

Capital Investment for Long-Lived Assets

	Yen (millions)
	2011	2010	2009
Information & Telecommunication Systems	79,907	65,976	91,665
Power Systems	12,163	34,704	31,155
Social Infrastructure & Industrial Systems	24,729	32,005	46,716
Electronic Systems & Equipment	20,874	15,728	17,894
Construction Machinery	40,689	73,874	76,651
High Functional Materials & Components	66,795	55,038	112,595
Automotive Systems	21,612	19,261	47,442
Components & Devices	60,150	41,240	63,582
Digital Media & Consumer Products	19,487	20,399	31,446
Financial Services	330,292	351,298	422,805
Others	43,952	34,768	46,027

Subtotal	720,650	744,291	987,978
Eliminations and Corporate items	(20,621)	(20,380)	(23,557)

Total	700,029	723,911	964,421

Capital investment represents the additions to property, plant and equipment and other intangible assets including tangible assets and software to be leased on an accrual basis.

Geographic Information

Revenues

The following table shows revenues which are attributed to geographic areas based on the location of the customers for the years ended March 31, 2011, 2010 and 2009.

	Yen (millions)
	2011	2010	2009
Japan	5,269,259	5,313,790	5,861,448
Outside Japan
Asia	2,073,756	1,699,071	1,911,290
North America	781,139	729,698	899,550
Europe	760,011	824,697	904,425
Other Areas	431,642	401,290	423,656

Subtotal	4,046,548	3,654,756	4,138,921

Total	9,315,807	8,968,546	10,000,369

Other than in Japan and China mainland, the Company does not conduct business in any individual country and region in which its revenues in that country exceed 10% of the consolidated total revenues. Revenues in China mainland for the years ended March 31, 2011, 2010 and 2009 were ¥1,188,555 million, ¥991,653 million and ¥1,078,582 million, respectively.

Long-lived Assets including Goodwill

The following table shows long-lived assets such as property, plant and equipment and intangible assets including goodwill for each geographic area as of March 31, 2011, 2010 and 2009.

	Yen (millions)
	2011	2010	2009
Japan	1,979,405	2,088,846	2,271,389
Asia	341,884	343,493	267,628
North America	158,684	157,113	163,630
Europe	112,350	111,105	107,478
Other Areas	16,651	15,717	12,280

Subtotal	2,608,974	2,716,274	2,822,405
Eliminations and Corporate items	30,314	21,580	26,636

Total	2,639,288	2,737,854	2,849,041

Other than in Japan, the Company does not conduct business in any individual country and region in which its long-lived assets in that country exceed 10% of the consolidated balance of long-lived assets.

There are no revenues to a single major outside customer for the years ended March 31, 2011, 2010 and 2009.

Schedule II	12 Months Ended
Mar. 31, 2011
Valuation And Qualifying Accounts
Schedule II

Schedule II

HITACHI, LTD.

AND SUBSIDIARIES

Valuation and Qualifying Accounts

Years ended March 31, 2011, 2010 and 2009

(In millions of yen)

	Balance at beginning of period	Charged to income	Bad debts written off	Balance at end of period
Year ended March 31, 2011
Allowance for doubtful receivables	43,923	998	(7,881)	37,040

Year ended March 31, 2010
Allowance for doubtful receivables	46,916	8,791	(11,784)	43,923

Year ended March 31, 2009
Allowance for doubtful receivables	40,903	10,900	(4,887)	46,916

Note:

The Company has amended the activity columns of Schedule II to correct an immaterial classification error from the prior year. The amounts in the "Charged to income" and "Bad debts written off" columns for the year ended March 31, 2010 have been increased by ¥8,676 million. This amendment did not impact the beginning or ending allowance for doubtful receivables balance and did not impact the amounts recorded in the consolidated financial statements of the Company.

Basis of Presentation and Summary of Significant Accounting Policies (Policy)	12 Months Ended
Mar. 31, 2011
Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation, Policy

The Company and its domestic subsidiaries keep their books of account in accordance with the financial accounting standards of Japan, and its foreign subsidiaries in accordance with those of the countries of their domicile.

The consolidated financial statements presented herein have been prepared to reflect the adjustments which are necessary to conform them with accounting principles generally accepted in the United States of America. Management of the Company has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities to prepare these financial statements. Actual results could differ from those estimates.

Principles of Consolidation, Policy

The consolidated financial statements include the accounts of the Company, its majority-owned subsidiaries and all variable interest entities (VIEs) for which the Company or any of its consolidated entities is the primary beneficiary. The definition of a VIE is included in Accounting Standards Codification (ASC) 810, "Consolidation." This guidance addresses how a business enterprise should evaluate whether it has a controlling financial interest in an entity through means other than voting rights and accordingly should consolidate the entity. The consolidated financial statements include accounts of certain subsidiaries whose closing dates differ from March 31 by 93 days or less to either comply with local statutory requirements or facilitate timely reporting. There have been no significant transactions, which would materially affect the Company's financial position and results of operations, with such subsidiaries during the period from their closing dates to March 31. Intercompany accounts and significant intercompany transactions have been eliminated in consolidation.

Investments in corporate joint ventures and affiliated companies, where the Company has the ability to exercise significant influence over operational and financial policies generally by holding 20 - 50% ownership, are accounted for under the equity method. Investments where the Company does not have significant influence are accounted for under the cost method.

Cash Equivalents, Policy	The Company considers all highly liquid investments with insignificant risk of changes in value which have original maturities of three months or less when purchased to be cash equivalents.
Allowance for Doubtful Receivables, Policy

Allowance for doubtful receivables, including both trade receivables as well as investments in leases, is the Company's and subsidiaries' best estimate of the amount of our incurred losses (that is those amounts with regards to which collection is not probable based on current information). Assessing the ultimate realization of these receivables, based on historical experience and analyses, including the current creditworthiness of each customer, requires a considerable amount of judgment. Each company in our consolidated group considers factors which are relevant to its business and circumstances, including business practices that are unique to the respective country or region in which it operates within the context of our group policy. Such factors which have been present on a historical basis and have contributed to losses at our subsidiaries in the past include: historical credit loss experience; existence of overdue payments; extended payment terms; negative evaluation by third-party credit rating agencies; excessive debt; and evaluation of deteriorating financial position and operating results. Account balances are generally written off against the allowance only after all means of collection have been exhausted and the potential for recovery is considered remote. Write-offs generally occur only when a debtor enters bankruptcy or liquidation because at that time collection efforts will have been exhausted. This policy results in potentially long collection cycles.

Foreign Currency Translation, Policy

Foreign currency financial statements have been translated in accordance with ASC 830, "Foreign Currency Matters." Under this guidance, the assets and liabilities of the Company's subsidiaries located outside Japan are translated into Japanese yen at the rates of exchange in effect at the balance sheet date. Income and expense items are translated at the average exchange rates prevailing during the year. Gains and losses resulting from foreign currency transactions are included in other income (deductions), and those resulting from translation of financial statements are excluded from the consolidated statements of operations and included in accumulated other comprehensive loss.

Investments in Securities and Affiliated Companies, Policy

Equity securities that do not have readily determinable fair values, except for equity-method investments, are accounted for under the cost method. The Company classifies investments in equity securities that have readily determinable fair values and all investments in debt securities in three categories: held-to-maturity securities, trading securities and available-for-sale securities.

Held-to-maturity securities are debt securities that the Company has the positive intent and ability to hold to maturity. Trading securities are debt and equity securities that are bought and held principally for the purpose of selling them in the near term. Available-for-sale securities are debt and equity securities not classified as either held-to-maturity securities or trading securities.

Held-to-maturity securities are reported at amortized cost. Trading securities are reported at fair value, with unrealized gains and losses included in earnings. Available-for-sale securities are reported at fair value, with unrealized gains and losses excluded from earnings and reported in accumulated other comprehensive loss.

On a periodic basis, but no less frequently than at the end of each quarter period, the Company evaluates available-for-sale securities, held-to-maturity securities and cost-method investments for possible impairment. If the fair value of any available-for-sale security, held-to-maturity security or cost-method investment is less than the cost basis or the amortized cost basis, the Company assesses whether the impairment is temporary or other-than-temporary. Fair value is determined based on quoted market prices, projected discounted cash flows or other valuation techniques as appropriate. For certain cost-method investments for which it is not practicable to estimate the fair value, if an event or change in circumstances has occurred that may have a significant adverse effect on the fair value of the investment, the Company estimates the fair value of such investments.

Factors considered in determining whether an impairment of an equity security classified as available-for-sale or a cost-method investment is temporary or other-than-temporary include: the length of time and extent to which the fair value of the investment has been less than cost, the financial condition and near-term prospects of the issuer, and the intent and ability to retain the investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. A decline in fair value of an equity security classified as an available-for-sale security or cost-method investment below its cost basis that is deemed to be other-than-temporary results in a write-down of the cost basis to fair value as a new cost basis and the amount of the write-down is included in earnings. The new cost basis of the investment is not adjusted for subsequent recoveries in fair value.

Factors considered in assessing whether an impairment of a debt security classified as either available-for-sale or held-to-maturity is temporary or other-than-temporary include: whether there is intent to sell the impaired debt security, it is more likely than not that the impaired debt security will be required to be sold before recovery, or the holder is not expected to recover the entire amortized cost basis of the security for any other reason. If the best estimate of the present value of cash flows expected to be collected is less than the amortized cost basis of the security, such a difference represents the credit loss component of the impairment. If an other-than-temporary impairment has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis less any current-period loss, the component of the other-than-temporary impairment related to the credit loss is recognized in earnings and the component of the other-than-temporary impairment related to other factors is recognized in accumulated other comprehensive loss. The previous amortized cost basis less the other-than-temporary impairment recognized in earnings becomes the new amortized cost basis of the investment. That new amortized cost basis is not adjusted for subsequent recoveries in fair value. However, the new amortized cost basis is adjusted for accretion and amortization as if the debt security had been purchased on the date of the other-than temporary impairment at an amortized cost basis equal to the previous amortized cost basis less the other-than-temporary impairment recognized in earnings.

On a periodic basis, but no less frequently than at the end of each quarter period, the Company evaluates the carrying amount of its ownership interests in equity-method investees for possible impairment. Factors considered in assessing whether an indication of other-than-temporary impairment exists include the achievement of business plan objectives and milestones including cash flow projections and the results of planned financing activities, the financial condition and prospects of each investee company, the fair value of the ownership interest relative to the carrying amount of the investment, the period of time during which the fair value of the ownership interest has been below the carrying amount of the investment and other relevant factors. Impairment to be recognized is measured based on the amount by which the carrying amount of the investment exceeds the fair value of the investment. Fair value is determined based on quoted market prices, projected discounted cash flows or other valuation techniques as appropriate.

The cost of a security sold or the amount reclassified out of accumulated other comprehensive loss into earnings is determined by the average cost method.

Securitizations, Policy

The Company and certain subsidiaries have a number of securitization programs. Under those programs, certain financial assets such as lease receivables, trade receivables and others are sold to Special Purpose Entities (SPEs) which are mainly funded through the issuance of asset-backed securities to investors. When a transfer of financial assets is eligible to be accounted for as a sale under ASC 860, "Transfers and Servicing," the transferred financial assets are derecognized. The Company and its subsidiaries recognize a gain or loss for the difference between the fair value of assets obtained and liabilities incurred in the sale and the carrying amount of the transferred financial assets when the transaction is consummated. Initially recorded at fair value in the period of securitizations, the amount of retained interests that can contractually be prepaid or otherwise settled in such a way that the holder would not recover all of its recorded interests is subsequently remeasured at fair value as of the balance sheet date in the same manner as available-for-sale securities.

Fair values are based on the present value of estimated future cash flows which take into consideration various factors such as expected credit loss and others.

Inventories, Policy

Inventories are stated at the lower of cost or market. Cost is determined by the specific identification method for job order inventories and generally by the average cost method for raw materials and other inventories.

Property, Plant and Equipment, Policy

Property, plant and equipment are stated at cost. Property, plant and equipment are principally depreciated using the declining-balance method, except for some assets which are depreciated using the straight-line method, mainly over the following estimated useful lives:

Buildings
Buildings and building equipment	3 to 50 years
Structures	7 to 60 years
Machinery and equipment
Machinery	4 to 15 years
Vehicles	4 to 7 years
Tools, furniture and fixtures	2 to 20 years

Goodwill and Other Intangible Assets, Policy

The Company tests goodwill and indefinite-lived intangible assets for impairment at least annually. The Company performs its annual impairment test mainly during the fourth quarter after the annual forecasting process is completed. Furthermore, goodwill is reviewed for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. The impairment test consists of two steps. In the first step, the Company compares the fair value of each reporting unit to its carrying value. The Company has certain operating segments and, in identifying the reporting unit for the purpose of testing goodwill for impairment, considers disaggregating those operating segments into economically dissimilar components based on specific facts and circumstances, especially the level at which performance of the operating segments are reviewed, how many businesses are included in the operating segments, and the economic similarity of those businesses. In assigning goodwill to reporting units, the Company considers which reporting units are expected to benefit from the synergies of the combination in a manner similar to how the amount of goodwill is recognized in a business combination. The Company determines the fair value of its reporting units mainly using an income approach (i.e., present value technique). When determining such fair value, the Company may, however, also use the fair value of that unit based on a comparison of comparable publicly traded companies or based on that unit's stand-alone market capitalization. If the carrying value of the net assets assigned to the reporting unit exceeds the fair value of the reporting unit, then the Company performs the second step of the impairment test in order to determine the implied fair value of the reporting unit's goodwill. If the carrying value of a reporting unit's goodwill exceeds its implied fair value, the Company records an impairment loss equal to the difference. Intangible assets with finite useful lives are amortized over their respective estimated useful lives on either a straight-line basis or the method that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up. The principal estimated useful lives are as follows:

Software	1 to 10 years
Software for internal use	3 to 10 years
Patents	4 to 8 years
Other	2 to 25 years

Capitalized Software Costs, Policy

Costs incurred for computer software developed or obtained for internal use are capitalized and amortized on a straight-line basis over their estimated useful lives in accordance with ASC 350, "Intangibles – Goodwill and Other." In addition, the Company and its subsidiaries develop certain computer software to be sold where related costs are capitalized after establishment of technological feasibility in accordance with ASC 985, "Software." The annual amortization of such capitalized costs is the greater of the amount computed using the ratio of each software's current year gross revenues to the total of current and anticipated future gross revenues or the straight-line method over the remaining estimated economic life of each software product.

Impairment of Long-lived Assets, Policy

The Company reviews the carrying value of long-lived assets or a related group of assets to be held and used, including intangible assets with finite useful lives, for impairment whenever events or circumstances occur that indicate that the carrying value of the assets may not be recoverable. The assets are considered to be impaired when estimated undiscounted cash flows expected to result from the use of the assets and their eventual disposition is less than their carrying values. The impairment losses are measured as the amount by which the carrying value of the asset or asset group exceeds the fair value. In determining the fair value, the Company uses available quoted market prices and present value techniques, if appropriate, based on the estimated future cash flows expected to result from the use of the assets and their eventual disposition.

Retirement and Severance Benefits, Policy

The Company accounts for retirement and severance benefits in accordance with ASC 715, "Compensation – Retirement Benefits." Actuarial gains and losses and prior service benefit and cost included in accumulated other comprehensive loss are amortized using the straight-line method over the average remaining service period of active employees.

Environmental Liabilities, Policy

The cost for environmental remediation liabilities is accrued when it is probable that the Company will incur environmental assessments or cleanup costs and the amounts can be reasonably estimated. The cost for liabilities is estimated based on the circumstances, the available information and current law, and the liabilities are not discounted to their present values.

Derivative Financial Instruments, Policy

The Company accounts for derivative financial instruments in accordance with ASC 815, "Derivatives and Hedging." This guidance requires that all derivative financial instruments, such as forward exchange and interest rate swap contracts, be recognized in the financial statements as either assets or liabilities and measured at fair value regardless of the purpose or intent for holding them.

The Company designates and accounts for hedging derivatives as follows:

•

"Fair value" hedge: a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment. The changes in fair value of the recognized assets or liabilities or unrecognized firm commitments and the related derivatives are both recorded in earnings if the hedge is considered highly effective.

•

"Cash flow" hedge: a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability. The changes in the fair value of the derivatives designated as cash flow hedges are recorded as other comprehensive income (loss) if the hedge is considered highly effective. This treatment is continued until earnings are affected by the variability in cash flows or the unrecognized firm commitment of the designated hedged item, at which point changes in fair value of the derivative are recognized in income (loss).

•

"Foreign currency" hedge: a hedge of foreign-currency fair value or cash flow. The changes in fair value of the recognized assets or liabilities or unrecognized firm commitments and the derivatives are recorded as either earnings or other comprehensive income (loss) if the hedge is considered highly effective. Recognition as earnings or other comprehensive income (loss) is dependent on the treatment of foreign currency hedges as either fair value or cash flow hedges.

The Company follows the documentation requirements as prescribed by the guidance, which includes risk management objective and strategy for undertaking various hedge transactions. In addition, a formal assessment is made at the hedge's inception and periodically on an ongoing basis, as to whether the derivative used in hedging activities is highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge accounting is discontinued for ineffective hedges, if any. Subsequent changes in the fair value of derivatives related to discontinued hedges are recognized in earnings immediately.

The Company classifies cash flows from derivatives as cash flows from operating activities in the consolidated statements of cash flows.

Revenue Recognition, Policy

The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the sales price is fixed or determinable, and collectibility is reasonably assured.

The Company offers multiple solutions to meet its customers' needs. Those solutions may involve the delivery or performance of multiple elements, such as products, services, or rights to use assets, and performance may occur at different points in time or over different periods of time. When one element is delivered prior to the other in an arrangement, revenue is deferred until the delivery of the last element, unless transactions are such that the delivered item has value to the customer on a standalone basis, there is objective and reliable evidence of the fair value of the undelivered item, and delivery or performance of the undelivered item is considered probable and substantially in the control of the Company if the arrangement includes a general right of return relative to the delivered item. If all conditions described above are met, each element in an arrangement is considered a separate unit of accounting, and the arrangement consideration is allocated to the separate units of accounting based on the relative fair values provided that there is objective and reliable evidence of the fair values of all units of accounting in the arrangement. The Company allocates revenue for software arrangements involving multiple elements to each element based on its relative fair value, as evidenced by vendor specific objective evidence (VSOE), or in the absence of VSOE of the delivered elements, the residual method. VSOE is the price charged by the Company to an external customer for the same element when such an element is sold separately.

Product Sales:

Revenue from sales of products is recognized when title and risk of loss have been transferred to the customer depending upon the terms of the contract or arrangement with the customer. The Company's policy is not to accept product returns unless the products are defective. The conditions of delivery are governed by the terms of the contract or customer arrangement and those not meeting the predetermined specification are not recorded as revenue. When the final payment is subject to customer acceptance, a portion of revenue for the amount of the final payment is deferred until an enforceable claim has become effective. Product warranties are offered on the Company's and certain subsidiaries' products and a warranty accrual is established when sales are recognized based on estimated future costs of repair and replacement principally using historical experience of warranty claims. Revenue from separately priced extended warranty and product maintenance contracts is deferred and recognized in income on a straight-line basis over the contract period except in those circumstances in which sufficient historical evidence indicates that the costs of performing services under the contract are incurred on other than a straight-line basis.

Price protection is provided to retailers of the Company's consumer products business and others to compensate the customer retailers for a decline in the product's value due mainly to competition. Price protection granted to the customers is classified as a reduction of revenue in the consolidated statements of operations. In addition, it is the Company's policy to accrue reasonably and reliably estimated price adjustments at the later of the date at which the related sales are recognized, or the date at which price protection is offered. The estimate is made based primarily upon historical experience or agreement on the adjustment rate and the number of units that are subject to such adjustment (e.g., units in distribution channels).

Product revenues which are recognized upon delivery, installation or acceptance by the customer include information technology system products, construction equipment, displays, disk drives, televisions, air conditioners, batteries, magnetic tapes, high functional materials, cable products, automotive equipment, semiconductor manufacturing equipment, test and measurement equipment, railway vehicles, medical electronic devices, industrial machinery and equipment, elevators and escalators.

Revenue from sales of tangible products under long-term construction type arrangements, in connection with the construction of nuclear, thermal and hydroelectric power plants, are recognized under the percentage-of-completion method. Under the percentage-of-completion method, revenue is recognized as a percentage of estimated total revenue that incurred costs to date bear to estimated total costs after giving effect to estimates of costs to complete based upon the most recent information. Any anticipated losses on fixed price contracts are charged to operations when such losses can be estimated. Provisions are made for contingencies in the period in which they become known pursuant to specific contract terms and conditions and are estimable. When reasonably dependable estimates of contract revenues and costs and the extent of progress toward completion do not exist, the completed-contract method of accounting is applied. A contract is complete when either acceptance by the customer is given or compliance with performance specifications is achieved, whichever is appropriate under the relevant contractual terms.

The Company recognizes software revenue in accordance with the provisions of ASC 985, "Software." Revenue from software consists primarily of software licensing, customized software development and post contract customer support. Revenues from software license arrangements are recognized upon delivery of the software if evidence of the arrangement exists, pricing is fixed or determinable and collectibility is reasonably assured. Revenue from a software arrangement that requires significant production, modification or customization of software is recognized using the percentage-of-completion method provided that reasonably dependable estimates related to contract revenue, cost and the extent of progress toward completion exist. Otherwise, the completed-contract method is applied. Customization of software is considered substantially completed when an acceptance by the customer occurs. Revenue from post contract customer support is amortized over the period of the post contract customer support. Consulting and training services revenues are recognized when the services are rendered.

Service Revenues:

Service revenues from maintenance and distribution services are recognized upon completion of service delivery. Revenue from time-based service contracts is recognized as services are rendered. Revenue from long-term fixed price service contracts such as support or maintenance contracts is recognized ratably over the contractual period. If historical data shows that the accrual of service cost is not fixed and the service is rendered in proportion to the accrual of the cost for the service, revenue is recognized based on the pattern of the cost accrual. Finance lease income is recognized at level rates of return over the term of the leases. Operating lease income is recognized on a straight-line basis over the term of the lease.

Shipping and Handling Costs, Policy	Shipping and handling costs are expensed as incurred and included in selling, general and administrative expenses.
Advertising, Policy	Advertising costs are expensed as incurred.
Research and Development Costs, Policy

Research and development costs are expensed as incurred. Costs incurred in connection with the development of software products for sale or lease to others are accounted for in accordance with ASC 985, "Software." Development costs incurred in the research and development of new software products and enhancements to existing products are expensed as incurred until technological feasibility has been established.

Income Taxes, Policy

Deferred income taxes are accounted for under the asset and liability method in accordance with ASC 740, "Income Taxes." Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating losses and tax credit carryforwards. Under this method, deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established to reduce deferred tax assets to their net realizable value if it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Tax positions that are more likely than not to be sustained upon examination by tax authorities are recognized in the financial statements in accordance with the provisions of ASC 740. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon ultimate settlement with tax authorities. Interest accrued related to unrecognized tax benefits and penalties are included in income taxes in the consolidated statements of operations.

Sales of Stock by Subsidiaries, Policy

Prior to the adoption of the provisions regarding noncontrolling interests in a subsidiary of ASC 810, the Company elected to recognize the change in its proportionate share of a subsidiary's equity resulting from issuance of stock by the subsidiary in the consolidated statements of operations.

Consumption Tax, Policy	Consumption tax collected and remitted to taxing authorities is excluded from revenues, cost of sales and expenses in the consolidated statements of operations.
Net Income Attributable to Hitachi, Ltd. Stockholders Per Share, Policy

Net income attributable to Hitachi, Ltd. stockholders per share is computed in accordance with ASC 260, "Earnings Per Share." This guidance requires a dual presentation of basic and diluted net income attributable to Hitachi, Ltd. stockholders per share amounts on the face of the statements of operations. Under this guidance, basic net income attributable to Hitachi, Ltd. stockholders per share is computed based upon the weighted average number of shares of common stock outstanding during each year. Diluted net income attributable to Hitachi, Ltd. stockholders per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company.

Guarantees, Policy	The Company recognizes, at the inception of the guarantee, a liability for the fair value of the obligation undertaken in issuing the guarantee in accordance with ASC 460, "Guarantees."
Accounting Changes

The Company adopted the provisions of ASC 805, "Business Combinations," and the provisions of ASC 810 regarding noncontrolling interests in a subsidiary on April 1, 2009. These provisions improve and simplify the accounting for business combinations and the reporting of noncontrolling interests in consolidated financial statements. The provisions of ASC 805 require an acquiring entity in a business combination to recognize all the assets acquired, liabilities assumed and any noncontrolling interest in an acquiree at the full amount of their fair values as of the acquisition date. Also, the related provisions of ASC 810 clarify that a noncontrolling interest in a subsidiary should be reported as equity in the consolidated financial statements and all the transactions resulting in changes in a parent's ownership interest in a subsidiary that do not result in deconsolidation are equity transactions. The adoption of the provisions of ASC 805 did not have a material effect on the Company's consolidated financial statements upon adoption, however, the additional required disclosures are presented in note 29. The changes in equity resulting from accounting treatment in accordance with the provisions of ASC 810 are presented in note 12.

The Company adopted the provisions of ASC 860, "Transfers and Servicing" amended by Accounting Standards Update (ASU) 2009-16, "Accounting for Transfers of Financial Assets" on April 1, 2010. These provisions remove the concept of a qualifying special-purpose entity and remove the exception from the application of variable interest accounting to qualifying special-purpose entities. These provisions modify the financial-components approach used to account for transfers of financial assets, limit the circumstances in which a transferor derecognizes a portion or component of a financial asset when the transferor has not transferred the original financial asset to an entity and/or when the transferor has continuing involvement with the financial asset, and establishes the "participating interests" conditions for reporting a transfer. The provisions also require enhanced disclosures to provide financial statement users with greater transparency about transfers of financial assets and a transferor's continuing involvement.

The Company adopted the provisions of ASC 810, "Consolidation" amended by ASU 2009-17, "Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities" on April 1, 2010. These provisions establish how a company determines when an entity that is insufficiently capitalized or is not controlled through voting or similar rights should be consolidated. The determination of whether a company is required to consolidate an entity is based on qualitative information such as an entity's purpose and design and a company's ability to direct the activities of the entity that most significantly impact the entity's economic performance. The provisions also require enhanced disclosures that will provide users of financial statements with more transparent information about an enterprise's involvement in a variable interest entity.

The effect of the adoption of the provisions amended by ASU 2009-16 and ASU 2009-17 is presented in note 6.

Revision to the Consolidated Balance Sheet

The amounts of goodwill, other intangible assets and other liabilities in the consolidated balance sheet as of March 31, 2010 were revised to adjust the provisional amounts in accordance with the provisions of ASC 805, "Business Combinations." The evaluation of the fair values of the assets and liabilities related to the business combination achieved in March 2010 was completed during the year ended March 31, 2011. Consequently, total assets and total liabilities and equity in the consolidated balance sheet as of March 31, 2010 are also revised. The effects on the consolidated balance sheet as of March 31, 2010 are presented in note 29.

Investments in Securities and Affiliated Companies (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Short-Term Investments

	Yen (millions)
	2011	2010
Investments in securities:
Available-for-sale securities
Government debt securities	2,907	43,840
Corporate debt securities	11,041	6,074
Other securities	2,610	3,621
Held-to-maturity securities	40	40

	16,598	53,575

Investments in and Advances to Affiliates

	Yen (millions)
	2011	2010
Investments in securities:
Available-for-sale securities
Equity securities	145,816	159,850
Government debt securities	325	316
Corporate debt securities	27,039	29,285
Other securities	6,697	10,639
Held-to-maturity securities	355	236
Cost-method investments	48,144	48,222
Investments in affiliated companies	316,443	300,956
Advances and other	69,326	163,489

	614,145	712,993

Available-for-Sale Securities by the Consolidated Balance Sheets

	Yen(millions)
	2011
	Amortized cost basis	Gross gains	Gross losses	Aggregate fair value
Short-term investments:
Government debt securities	2,907	—	—	2,907
Corporate debt securities	10,798	252	9	11,041
Other securities	2,608	2	—	2,610

	16,313	254	9	16,558

Investments and advances:
Equity securities	84,856	63,390	2,430	145,816
Government debt securities	311	14	—	325
Corporate debt securities	25,818	1,640	419	27,039
Other securities	6,684	99	86	6,697

	117,669	65,143	2,935	179,877

	133,982	65,397	2,944	196,435

	Yen(millions)
	2010
	Amortized cost basis	Gross gains	Gross losses	Aggregate fair value
Short-term investments:
Government debt securities	43,839	1	—	43,840
Corporate debt securities	6,071	8	5	6,074
Other securities	3,619	2	—	3,621

	53,529	11	5	53,535

Investments and advances:
Equity securities	90,339	70,998	1,487	159,850
Government debt securities	305	11	—	316
Corporate debt securities	26,419	3,032	166	29,285
Other securities	10,314	392	67	10,639

	127,377	74,433	1,720	200,090

	180,906	74,444	1,725	253,625

Schedule of Available-for-sale Securities Reconciliation

	Yen(millions)
	2011
	Less than 12 months		12 months or longer
	Aggregate fair value	Gross losses	Aggregate fair value	Gross losses
Short-term investments:
Corporate debt securities	5,691	9	—	—

Investments and advances:
Equity securities	9,378	1,183	4,381	1,247
Corporate debt securities	8,355	306	4,933	113
Other securities	100	40	215	46

	17,833	1,529	9,529	1,406

	23,524	1,538	9,529	1,406

	Yen(millions)
	2010
	Less than 12 months		12 months or longer
	Aggregate fair value	Gross losses	Aggregate fair value	Gross losses
Short-term investments:
Corporate debt securities	1,498	2	697	3

Investments and advances:
Equity securities	3,491	532	4,718	955
Corporate debt securities	2,646	44	5,669	122
Other securities	—	—	327	67

	6,137	576	10,714	1,144

	7,635	578	11,411	1,147

Schedule of Contractual Maturities of Debt Securities
	Held-to-maturity	Held-to-maturity	Held-to-maturity
	Yen (millions)
	Held-to-maturity	Available-for-sale	Total
Due within five years	355	13,711	14,066
Due after five years through ten years	—	5,979	5,979
Due after ten years	—	14,371	14,371

	355	34,061	34,416

Schedule of Condensed Balance Sheet Statements Affiliates

Yen (millions)
2011
Current assets	1,305,406
Non-current assets	835,964

Total assets	2,141,370

Current liabilities	1,145,724
Non-current liabilities	334,298

Total liabilities	1,480,022

Schedule of Condensed Operations Statements Affiliates

Yen (millions)
2011
Revenues	2,208,543
Gross profit	588,095
Net loss attributable to affiliated companies	(69,878)

	Yen (millions)
	2010
	Renesas	CHMC	Others	Total
Revenues	599,791	99,623	1,170,893	1,870,307
Cost of sales	(555,990)	(110,381)	(1,007,203)	(1,673,574)

Gross profit (loss)	43,801	(10,758)	163,690	196,733
Selling, general and administrative expenses	(108,003)	(14,448)	(176,368)	(298,819)
Impairment losses for long-lived assets	(4,551)	—
Restructuring charges	(202)	—
Other deductions (net)	(12,603)	(12)

Loss before income taxes	(81,558)	(25,218)
Income taxes	(4,991)	(4,150)

Net loss	(86,549)	(29,368)
Less net loss attributable to noncontrolling interests	(183)	—

Net loss attributable to affiliated companies	(86,366)	(29,368)	(51,729)	(167,463)
Percentage of ownership in equity investees	55.0%	49.0%
Equity in net loss of affiliated companies, before consolidating and reconciling adjustments	(47,501)	(14,390)
Consolidation and reconciling adjustments	(96)	(1)

Equity in net earning (loss) of affiliated companies	(47,597)	(14,391)	3,802	(58,186)

	Yen (millions)
	2009
	Renesas	CHMC	Others	Total
Revenues	702,739	156,750	1,583,498	2,442,987
Cost of sales	(662,626)	(156,645)	(1,420,373)	(2,239,644)

Gross profit	40,113	105	163,125	203,343
Selling, general and administrative expenses	(134,302)	(10,363)	(187,693)	(332,358)
Impairment losses for long-lived assets	(9,627)	—
Restructuring charges	(16,872)	—
Other deductions (net)	(16,494)	(686)

Loss before income taxes	(137,182)	(10,944)
Income taxes	(82,666)	(1,517)

Net loss	(219,848)	(12,461)
Less net income attributable to noncontrolling Interests	(1,318)	—

Net loss attributable to affiliated companies	(218,530)	(12,461)	(164,437)	(395,428)
Percentage of ownership in equity investees	55.0%	49.0%
Equity in net loss of affiliated companies, before consolidating and reconciling adjustments	(120,192)	(6,106)
Consolidation and reconciling adjustments	(196)	141

Equity in net loss of affiliated companies	(120,388)	(5,965)	(35,852)	(162,205)

Balances and Transactions with Affiliates

	Yen (millions)
	2011	2010
Trade receivables	77,484	100,793
Investments in leases	12,158	16,595
Trade payables	21,543	43,248

	Yen (millions)
	2011	2010	2009
Revenues	315,533	373,889	469,629
Purchases	131,686	226,012	356,400

Other Affiliates [Member]
Schedule of Condensed Balance Sheet Statements Affiliates

	Yen (millions)
	2010
	Renesas	CHMC	Others	Total
Current assets	327,687	50,535	645,257	1,023,479
Non-current assets	294,192	9,521	465,209	768,922

Total assets	621,879	60,056	1,110,466	1,792,401

Current liabilities	342,680	41,546	617,825	1,002,051
Non-current liabilities	135,603	1,014	100,779	237,396

Total liabilities	478,283	42,560	718,604	1,239,447

Equity	143,596	17,496	391,862	552,954

Stockholders' equity	141,567	17,496
Percentage of ownership in equity investees	55.0%	49.0%
Equity investment and undistributed earnings of affiliated companies, before consolidating and reconciling adjustments	77,862	8,573
Consolidation and reconciling adjustments:
Impairment loss	(10,881)	(4,232)
Other	2	(141)

Investments in affiliated companies	66,983	4,200	229,773	300,956

Inventories (Tables)	12 Months Ended
Mar. 31, 2011
Inventories
Schedule of Inventories

	Yen (millions)
	2011	2010
Finished goods	533,724	505,918
Work in process	566,127	513,556
Raw materials	241,917	202,603

	1,341,768	1,222,077

Leases (Tables)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Leases
Schedule of Minimum Lease Receivables

	Yen (millions)
	2011
Years ending March 31	Financing leases	Operating leases
2012	367,446	36,949
2013	250,130	22,256
2014	144,958	12,392
2015	66,795	6,391
2016	31,674	2,603
Thereafter	95,125	1,813

Total minimum payments to be received	956,128	82,404

Unguaranteed residual values	52,036
Amount representing executory costs	(67,396)
Unearned income	(67,631)
Allowance for doubtful receivables	(6,136)

Net investment in financing leases	867,001
Less current portion of net investment in financing leases, included in investments in leases and current portion of financial assets transferred to consolidated securitization entities	337,935

Long-term net investment in financing leases, included in other assets and financial assets transferred to consolidated securitization entities	529,066

Yen (millions)
2010
Financing Leases
Total minimum payments to be received	642,701
Unguaranteed residual values	66,289
Amount representing executory costs	(46,522)
Unearned income	(44,877)
Allowance for doubtful receivables	(4,825)

Net investment in financing leases	612,766
Less current portion of net investment in financing leases, included in investments in leases	194,108

Long-term net investment in financing leases, included in other assets	418,658

Schedule of Minimum Lease Payments

	Yen (millions)
Years ending March 31	Capital leases	Operating leases
2012	11,799	18,799
2013	9,474	14,771
2014	5,769	11,710
2015	3,923	9,769
2016	2,260	7,008
Thereafter	5,747	26,817

Total minimum lease payments	38,972	88,874

Amount representing executory costs	(210)
Amount representing interest	(2,444)

Present value of net minimum lease payments	36,318
Less current portion of capital lease obligations	11,082

Long-term capital lease obligations	25,236

Securitizations (Tables)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Schedule of Incremental Impact of Provisions on Company's Consolidated Balance Sheet

Yen (millions)
Net increase (decrease)
Cash and cash equivalents	12,030
Current portion of financial assets transferred to consolidated securitization entities	339,875
Prepaid expenses and other current assets	(33,283)
Investments and advances, including affiliated companies	(117,370)
Financial assets transferred to consolidated securitization entities	457,104
Other assets	12,202

Total assets	670,558

Current portion of long-term debt	(4,898)
Current portion of non-recourse borrowings of consolidated securitization entities	347,367
Other current liabilities	(55,163)
Long-term debt	(2,081)
Non-recourse borrowings of consolidated securitization entities	403,252

Total liabilities	688,477

Legal reserve and retained earnings	(7,732)
Accumulated other comprehensive loss	(2,977)
Noncontrolling interests	(7,210)

Total equity	(17,919)

Schedule of Assets and Liabilities of Consolidated SPEs

	Yen (millions)
	2011
	Lease receivables	Mortgage loans receivable	Others	Total
Cash and cash equivalents	4,091	3,263	1,059	8,413
Current portion of financial assets transferred to consolidated securitization entities	109,589	11,236	62,734	183,559
Financial assets transferred to consolidated securitization entities	123,970	175,506	4,684	304,160

Current portion of non-recourse borrowings of consolidated securitization entities:
Loans, mainly from banks	75,539	—	16,512	92,051
Beneficial interests in trusts	55,396	34,178	9,243	98,817

	130,935	34,178	25,755	190,868

Non-recourse borrowings of consolidated securitization entities:
Loans, mainly from banks	51,359	—	—	51,359
Beneficial interests in trusts	34,053	131,196	2,958	168,207

	85,412	131,196	2,958	219,566

Schedule of Aggregate Annual Maturities of Non-recourse Borrowings of Consolidated Securitization Entities

Years ending March 31	Yen (millions)
2013	96,379
2014	22,753
2015	14,724
2016	12,213
Thereafter	73,497

219,566

Securitization of Lease Receivables [Member]
Schedule of Cash Flows Received From and Paid to the SPEs

	Yen (millions)
	2011	2010	2009
Proceeds from transfer of lease receivables	120,197	167,483	254,211
Servicing fees received	—	72	78
Purchases of delinquent or ineligible assets	—	(60,983)	(46,760)

Schedule of Economic Assumptions in Measuring Initial Fair Value of Subordinated Interests Resulting from Securitizations of Receivables

2011
Weighted average life (in years)	4.2
Expected credit loss	0.03-0.05%
Discount rate	0.38-0.80%

Schedule of Total Assets Managed or Transferred

	Yen (millions)
		2011
	Total principal amount of receivables	Principal amount of receivables 90 days or more past due	Net credit loss
Total assets managed or transferred:
Lease receivables	1,025,462	140	1,128
Assets transferred	(158,461)

Assets held in portfolio	867,001

	Yen (millions)
		2010
	Total principal amount of receivables	Principal amount of receivables 90 days or more past due	Net credit loss
Total assets managed or transferred:
Lease receivables	1,103,804	243	1,943
Assets transferred	(491,038)

Assets held in portfolio	612,766

Schedule of Economic Assumptions in Measuring Fair Value of Subordinated Interests Relating to Securitizations of Receivables

	2011	2010
Weighted average life (in years)	3.5	2.9
Expected credit loss	0.03%	0.01-0.05%
Discount rate	0.70-0.80%	0.31-0.69%

Schedule of Sensitivity of Current Fair Value of Subordinated Interests to an Immediate 10 And 20 Percent Adverse Change in Assumptions

	Yen (millions)
	2011	2010
Expected credit loss:
Impact on fair value of 10% adverse change	(60)	(282)
Impact on fair value of 20% adverse change	(121)	(563)
Discount rate:
Impact on fair value of 10% adverse change	(47)	(103)
Impact on fair value of 20% adverse change	(94)	(204)

Securitizations of Trade Receivables Excluding Mortgage Loans Receivable [Member]
Schedule of Total Assets Managed or Transferred

	Yen (millions)
		2011
	Total principal amount of receivables	Principal amount of receivables 90 days or more past due	Net credit loss
Total assets managed or transferred:
Trade receivables excluding mortgage loans receivable	733,090	2,698	1,025
Assets transferred	(232,374)

Assets held in portfolio	500,716

	Yen (millions)
		2010
	Total principal amount of receivables	Principal amount of receivables 90 days or more past due	Net credit loss
Total assets managed or transferred:
Trade receivables excluding mortgage loans receivable	979,148	5,414	2,809
Assets transferred	(279,245)

Assets held in portfolio	699,903

Securitizations of Mortgage Loans Receivable [Member]
Schedule of Total Assets Managed or Transferred

	Yen (millions)
		2010
	Total principal amount of receivables	Principal amount of receivables 90 days or more past due	Net credit loss
Total assets managed or transferred:
Mortgage loans receivable	224,449	—	12
Assets transferred	(210,834)

Assets held in portfolio	13,615

Schedule of Economic Assumptions in Measuring Fair Value of Subordinated Interests Relating to Securitizations of Receivables

2010
Weighted average life (in years)	10.4
Expected credit loss	0.02%
Discount rate	1.89-3.41%
Prepayment rate	0.33%

Schedule of Sensitivity of Current Fair Value of Subordinated Interests to an Immediate 10 And 20 Percent Adverse Change in Assumptions

Yen (millions)
2010
Expected credit loss:
Impact on fair value of 10% adverse change	(162)
Impact on fair value of 20% adverse change	(323)
Discount rate:
Impact on fair value of 10% adverse change	(940)
Impact on fair value of 20% adverse change	(1,847)
Prepayment rate:
Impact on fair value of 10% adverse change	(318)
Impact on fair value of 20% adverse change	(625)

Securitizations of Mortgage Loans Receivable [Member]
Schedule of Total Assets Managed or Transferred

	Yen (millions)
		2010
	Total principal amount of receivables	Principal amount of receivables 90 days or more past due	Net credit loss
Total assets managed or transferred:
Mortgage loans receivable	224,449	—	12
Assets transferred	(210,834)

Assets held in portfolio	13,615

Schedule of Economic Assumptions in Measuring Fair Value of Subordinated Interests Relating to Securitizations of Receivables

2010
Weighted average life (in years)	10.4
Expected credit loss	0.02%
Discount rate	1.89-3.41%
Prepayment rate	0.33%

Schedule of Sensitivity of Current Fair Value of Subordinated Interests to an Immediate 10 And 20 Percent Adverse Change in Assumptions

Yen (millions)
2010
Expected credit loss:
Impact on fair value of 10% adverse change	(162)
Impact on fair value of 20% adverse change	(323)
Discount rate:
Impact on fair value of 10% adverse change	(940)
Impact on fair value of 20% adverse change	(1,847)
Prepayment rate:
Impact on fair value of 10% adverse change	(318)
Impact on fair value of 20% adverse change	(625)

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2011
Goodwill and Other Intangible Assets
Intangible Assets Other than Goodwill

	Yen (millions)
	2011			2010
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortized intangible assets:
Software	727,016	612,361	114,655	691,856	580,138	111,718
Software for internal use	512,515	377,550	134,965	473,621	343,733	129,888
Patents	100,080	84,459	15,621	106,815	87,526	19,289
Other	181,362	106,422	74,940	173,823	99,952	73,871

	1,520,973	1,180,792	340,181	1,446,115	1,111,349	334,766

Indefinite-lived intangible assets	16,337	—	16,337	17,698	—	17,698

Estimated Aggregate Amortization Expense of Intangible Assets

Years ending March 31	Yen (millions)
2012	82,896
2013	64,009
2014	45,010
2015	24,852
2016	13,427

Changes in the Carrying Amount of Goodwill

	Yen (millions)
	2011
	Information & Tele- communication Systems	Construction Machinery	High Functional Materials & Components	Components & Devices	Other Reportable Segments	Total
Balance at beginning of year	37,443	37,967	56,675	10,294	23,207	165,586
Acquisition	9,211	—	1,849	—	9,931	20,991
Impairment loss	—	—	—	—	(4,833)	(4,833)
Translation adjustment and other	(4,236)	(3,820)	(4)	(1,195)	(989)	(10,244)

Balance at end of year	42,418	34,147	58,520	9,099	27,316	171,500

	Yen (millions)
	2010
	Information & Tele- communication Systems	Construction Machinery	High Functional Materials & Components	Components & Devices	Other Reportable Segments	Total
Balance at beginning of year	35,708	4,987	56,675	9,995	27,065	134,430
Acquisition	2,938	32,981	—	182	6,210	42,311
Impairment loss	—	—	—	—	(7,285)	(7,285)
Translation adjustment and other	(1,203)	(1)	—	117	(2,783)	(3,870)

Balance at end of year	37,443	37,967	56,675	10,294	23,207	165,586

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2011
Income Taxes
Components of Income (Loss) Before Income Taxes and Income Taxes Attributable to Continuing Operations

	Yen (millions)
	2011
	Domestic	Foreign	Total
Income before income taxes	270,001	162,200	432,201
Income taxes:
Current tax expense	75,979	49,144	125,123
Deferred tax expense (benefit)	14,511	(10,559)	3,952

	90,490	38,585	129,075

	Yen (millions)
	2010
	Domestic	Foreign	Total
Income (loss) before income taxes	(16,083)	79,663	63,580
Income taxes:
Current tax expense	60,428	27,103	87,531
Deferred tax expense (benefit)	63,493	(3,053)	60,440

	123,921	24,050	147,971

	Yen (millions)
	2009
	Domestic	Foreign	Total
Income (loss) before income taxes	(315,032)	25,161	(289,871)
Income taxes:
Current tax expense	75,612	25,669	101,281
Deferred tax expense	401,928	2,040	403,968

	477,540	27,709	505,249

Components of Income Tax Expense (Benefit) Attributable to Continuing Operations and Other Comprehensive Income (Loss), Net of Reclassification Adjustments

	Yen (millions)
	2011	2010	2009
Continuing operations:
Current tax expense	125,123	87,531	101,281
Deferred tax expense (benefit) (exclusive of the effects of other components listed below)	(4,653)	(19,350)	(187,751)
Change in valuation allowance	8,605	79,790	591,719

	129,075	147,971	505,249
Other comprehensive income (loss), net of reclassification adjustments:
Pension liability adjustments	16,119	25,738	(53,171)
Net unrealized holding gain on available-for-sale securities	(4,740)	11,692	(14,915)
Cash flow hedges	647	720	(2,323)

	12,026	38,150	(70,409)

	141,101	186,121	434,840

Reconciliations between the Combined Statutory Income Tax Rate and the Effective Income Tax Rate

	2011	2010	2009
Combined statutory income tax rate	40.6%	40.6%	(40.6)%
Equity in net loss of affiliated companies	1.9	37.1	22.7
Impairment of investments in affiliated companies	0.0	9.7	1.6
Change in excess amounts over the tax basis of investments in subsidiaries and affiliated companies	(4.2)	(0.9)	(18.3)
Adjustment on sale of investments in subsidiaries and affiliated companies	(5.6)	(0.0)	0.5
Expenses not deductible for tax purposes	3.3	35.6	5.4
Impairment of goodwill	0.4	4.6	3.4
Change in valuation allowance	2.0	125.5	204.1
Difference in statutory tax rates of foreign subsidiaries	(8.8)	(20.8)	(4.0)
Other, net	0.3	1.3	(0.5)

Effective income tax rate	29.9%	232.7%	174.3%

Schedule of Deferred Tax Assets and Liabilities

	Yen (millions)
	2011	2010
Total gross deferred tax assets:
Retirement and severance benefits	399,611	406,838
Accrued expenses	301,603	292,644
Property, plant and equipment, due to differences in depreciation	62,030	63,534
Investment in securities	49,556	68,158
Net operating loss carryforwards	295,487	273,549
Other	218,621	226,134

	1,326,908	1,330,857
Valuation allowance	(1,050,979)	(1,076,848)

	275,929	254,009
Total gross deferred tax liabilities:
Deferred profit on sale of properties	(25,547)	(27,955)
Tax purpose reserves regulated by Japanese tax laws	(6,588)	(6,961)
Other	(92,595)	(79,329)

	(124,730)	(114,245)

Net deferred tax asset	151,199	139,764

Components of Deferred Tax Assets

	Yen (millions)
	2011	2010
Prepaid expenses and other current assets	130,733	130,071
Other assets	130,862	114,113
Other current liabilities	(8,526)	(7,317)
Other liabilities	(101,870)	(97,103)

Net deferred tax asset	151,199	139,764

Short-term and Long-term Debt (Tables)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Short-term and Long-term Debt
Schedule of Short-term Debt

	Yen (millions)
	2011	2010
Borrowings, mainly from banks	395,856	388,809
Commercial paper	66,105	46,377
Borrowings from affiliates	10,627	16,265

	472,588	451,451

Schedule of Long-term Debt Instruments

	Yen (millions)
	2011	2010
Unsecured notes and debentures:
Due 2013, interest 0.72% debenture	80,000	80,000
Due 2010, interest 0.7% debenture	—	49,898
Due 2015, interest 1.56% debenture	49,989	49,987
Due 2010, interest 0.74% debenture	—	5,000
Due 2011–2017, interest 0.55–2.17%, issued by subsidiaries	363,233	457,726
Unsecured convertible debentures:
Due 2014, interest 0.1% debenture	99,360	99,998
Due 2016 and 2019, zero coupon, issued by a subsidiary	20,105	40,000
Loans, principally from banks and insurance companies:
Secured by various assets and mortgages on property, plant and equipment, maturing 2011–2015, interest 1.89–5.4%	19,041	68,841
Unsecured, maturing 2011–2026, interest 0.25–6.97%	970,483	1,030,323
Capital lease obligations	36,318	33,919

	1,638,529	1,915,692
Less current portion	338,218	303,730

	1,300,311	1,611,962

Schedule of Maturities of Long-term Debt

Years ending March 31	Yen (millions)
2013	365,195
2014	261,268
2015	381,389
2016	97,180
Thereafter	195,279

1,300,311

Retirement and Severance Benefits (Tables)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Net periodic benefit cost for the funded benefit pension plans and the unfunded lump-sum payment plan

	Yen (millions)
	2011	2010	2009
Service cost	71,881	71,777	72,064
Interest cost	54,036	55,352	54,701
Expected return on plan assets for the period	(35,741)	(33,564)	(45,804)
Amortization of prior service benefit	(23,614)	(22,005)	(21,103)
Amortization of actuarial loss	89,549	96,399	71,857
Transfer to defined contribution pension plan	1,806	39	(1,289)
Curtailments (gain) loss	1,082	(227)	—
Settlements loss	—	603	—
Employees' contributions	(162)	(164)	(489)

Net periodic benefit cost	158,837	168,210	129,937

Estimated prior service cost and actuarial loss for the defined benefit pension plans

Yen (millions)
Prior service benefit	(22,964)
Actuarial loss	94,364

Reconciliations of beginning and ending balances of the benefit obligation and the fair value of plan assets

	Yen (millions)
	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	2,193,449	2,205,459
Service cost	71,881	71,777
Interest cost	54,036	55,352
Plan amendments	993	275
Actuarial loss	24,422	26,734
Benefits paid	(144,528)	(160,046)
Acquisitions and divestitures	3,329	396
Transfer to defined contribution pension plan	(9,355)	(996)
Curtailments	644	129
Settlements	—	(3,956)
Foreign currency exchange rate changes	(6,386)	(1,675)

Benefit obligation at end of year	2,188,485	2,193,449

Change in plan assets:
Fair value of plan assets at beginning of year	1,269,133	1,123,646
Actual return on plan assets	3,539	169,004
Employers' contributions	110,439	100,299
Employees' cash contributions	162	164
Benefits paid	(106,084)	(117,835)
Acquisitions and divestitures	4,944	270
Transfer to defined contribution pension plan	(1,547)	(954)
Settlements	—	(3,956)
Foreign currency exchange rate changes	(4,861)	(1,505)

Fair value of plan assets at end of year	1,275,725	1,269,133

Funded status	(912,760)	(924,316)

Amounts recognized in the consolidated balance sheets as of March 31, 2011 and 2010 are as follows:

	Yen (millions)
	2011	2010
Other assets	9,785	11,409
Accrued expenses	(30,730)	(30,542)
Retirement and severance benefits	(891,815)	(905,183)

	(912,760)	(924,316)

Amounts recognized in accumulated other comprehensive loss

	Yen (millions)
	2011	2010
Prior service benefit	(129,918)	(153,502)
Actuarial loss	618,905	655,669

	488,987	502,167

Weighted-average assumptions

	2011	2010
Discount rate	2.4%	2.5%
Rate of compensation increase	2.6%	2.6%

Information for pension plans with accumulated benefit obligations in excess of plan assets and pension plans with projected benefit obligations in excess of plan assets

	Yen (millions)
	2011	2010
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	1,874,847	1,917,053
Plan assets	1,028,469	1,058,941
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	2,004,552	2,061,648
Plan assets	1,082,007	1,125,923

Plan assets that are measured at fair value

	Yen (millions)
	2011
		Fair Value Measurements
	Total	Level 1	Level 2	Level 3
Equity securities (a)	112,808	108,888	3,920	—
Government and municipal debt securities (b)	118,165	113,182	4,983	—
Corporate and other debt securities (c)	62,148	—	31,048	31,100
Hedge funds (d)	55,359	—	13,014	42,345
Securitization products (e)	34,087	—	—	34,087
Cash and cash equivalents	25,457	25,457	—	—
Life insurance company general accounts (f)	116,558	—	116,558	—
Commingled funds (g)	703,279	—	666,127	37,152
Other	47,864	37,240	6,974	3,650

	1,275,725	284,767	842,624	148,334

	Yen (millions)
	2010
		Fair Value Measurements
	Total	Level 1	Level 2	Level 3
Equity securities (a)	132,255	131,264	991	—
Government and municipal debt securities (b)	190,906	183,077	7,829	—
Corporate and other debt securities (c)	50,770	—	31,277	19,493
Hedge funds (d)	57,642	—	8,256	49,386
Securitization products (e)	29,262	—	—	29,262
Cash and cash equivalents	20,038	20,038	—	—
Life insurance company general accounts (f)	85,298	—	85,298	—
Commingled funds (g)	661,672	—	624,190	37,482
Other	41,290	26,857	9,511	4,922

	1,269,133	361,236	767,352	140,545

(a)	Approximately 75 percent and 85 percent of equity securities are invested in Japan-listed stocks as of March 31, 2011 and 2010, respectively. Approximately 25 percent and 15 percent of equity securities are invested in stocks listed overseas as of March 31, 2011 and 2010, respectively. Equity securities are primarily valued at quoted market prices.
(b)	Approximately 80 percent of government and municipal debt securities are invested in bonds issued in Japan and primarily consist of Japanese government bonds as of March 31, 2011 and 2010. Approximately 20 percent of government and municipal debt securities are invested in bonds issued in overseas markets and primarily consist of foreign government bonds as of March 31, 2011 and 2010. Government and municipal debt securities are primarily valued at prices provided by the securities industry, the industrial associations in each country, or prices which are calculated on the basis of market interest rates.
(c)	Approximately 25 percent and 30 percent of corporate and other debt securities are invested in bonds issued in Japan as of March 31, 2011 and 2010, respectively. Approximately 75 percent and 70 percent of corporate and other debt securities are invested in bonds issued in overseas markets as of March 31, 2011 and 2010, respectively. Corporate and other debt securities are mainly valued at prices provided by the securities industry, the industrial associations in each country, or prices which are calculated on the basis of market interest rates. If these values are not available, corporate and other debt securities are valued at theoretical prices, taking into consideration the interest rates of government bonds of the related countries, swap interest rates and credit risks.
(d)	Hedge funds are invested primarily in relative value strategy funds, event driven funds, equity long/short funds, and macroeconomic and Commodity Trading Advisor (CTA) funds. Hedge funds are valued using the Net Asset Value (NAV) provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of units outstanding.
(e)	Securitization products are invested primarily in collateralized loan obligations. These investments are valued at prices provided by financial institutions. The Company corroborates the prices, taking into consideration primarily the market values of the underlying loans, the market values of similar debt securities, and the future expected default rates and recovery rates of the collateralized loans.
(f)	Life insurance company general accounts are valued at conversion value at the end of the period.
(g)	Commingled funds represent pooled institutional investments. Approximately 35 percent of commingled funds are invested in listed stocks as of March 31, 2011 and 2010, 40 percent and 35 percent in government and municipal debt securities as of March 31, 2011 and 2010, respectively, 10 percent in corporate and other debt securities as of March 31, 2011 and 2010, and 15 percent and 20 percent in other assets as of March 31, 2011 and 2010, respectively. Commingled funds are valued at their NAV provided by the administrators of the funds, which are based on the value of the underlying assets owned by the funds, divided by the number of units outstanding.

Reconciliation of the beginning and ending balances of Level 3 assets
	555555555	555555555	555555555
	Yen (millions)
	Corporate debt securities	Subordinated interests resulting from securitization	Total
Balance at beginning of year	28,933	115,417	144,350
Effect of consolidation of securitization entities upon initial adoption of the amended provisions of ASC 810 (a)	—	(113,651)	(113,651)
Purchases, sales, issuances and settlements, net	2,046	32,300	34,346
Total gains or losses (realized/unrealized)
Included in earnings (b)	546	—	546
Included in other comprehensive loss	1,401	—	1,401

Balance at end of year	32,926	34,066	66,992

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	—	—	—

(a)	A portion of subordinated interests resulting from securitization was eliminated because of the consolidation of securitization entities.
(b)	Level 3 gains and losses (realized and unrealized) included in earnings for the year ended March 31, 2011 are reported in other income (deductions) for corporate debt securities and are reported in revenue for subordinated interests resulting from securitization.

	555555555	555555555	555555555
	Yen(millons)
	Corporate debt securities	Subordinated interests resulting from securitization	Total
Balance at beginning of year	26,532	123,465	149,997
Purchases, sales, issuances and settlements, net	(271)	(11,275)	(11,546)
Total gains or losses (realized/unrealized)
Included in earnings (a)	(15)	3,588	3,573
Included in other comprehensive loss	2,687	(361)	2,326

Balance at end of year	28,933	115,417	144,350

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	(14)	3,534	3,520

(a)	Level 3 gains and losses (realized and unrealized) included in earnings for the year ended March 31, 2010 are reported in other income (deductions) for corporate debt securities and are reported in revenue for subordinated interests resulting from securitization.

Benefit payments, which reflect expected future service, as appropriate, are expected to be paid

Years ending March 31	Yen (millions)
2012	138,777
2013	133,341
2014	119,437
2015	124,694
2016	124,962
2017-2021	620,220

Pension Costs [Member]
Weighted-average assumptions

	2011	2010	2009
Discount rate	2.5%	2.6%	2.5%
Expected long-term return on plan assets	2.9%	3.0%	3.4%
Rate of compensation increase	2.6%	2.7%	2.7%

Level 3 [Member]
Reconciliation of the beginning and ending balances of Level 3 assets

	Yen (millions)
	2011
	Beginning balance at March 31, 2010	Actual return on plan assets still held at the reporting date	Realized gain or loss on plan assets sold during the period	Purchases, sales, and settlements, net	Transfers in and/or out of Level 3	Foreign currency exchange	Ending balance at March 31, 2011
Corporate and other debt securities	19,493	197	12	11,434	133	(169)	31,100
Hedge funds	49,386	2,082	(370)	(8,723)	—	(30)	42,345
Securitization products	29,262	7,283	1,090	(3,452)	(71)	(25)	34,087
Commingled funds	37,482	(3,485)	(375)	3,660	32	(162)	37,152
Other	4,922	(463)	537	(1,339)	—	(7)	3,650

	140,545	5,614	894	1,580	94	(393)	148,334

	Yen (millions)
	2010
	Beginning balance at March 31, 2009	Actual return on plan assets still held at the reporting date	Realized gain or loss on plan assets sold during the period	Purchases, sales, and settlements, net	Transfers in and/or out of Level 3	Foreign currency exchange	Ending balance at March 31, 2010
Corporate and other debt securities	5,952	123	87	13,446	—	(115)	19,493
Hedge funds	82,161	8,574	227	(41,583)	—	7	49,386
Securitization products	16,097	14,496	342	(1,677)	—	4	29,262
Commingled funds	44,063	(6,193)	(1,056)	665	—	3	37,482
Other	5,987	(529)	(91)	(447)	—	2	4,922

	154,260	16,471	(491)	(29,596)	—	(99)	140,545

Common Stock (Tables)	12 Months Ended
Mar. 31, 2011
Common Stock
Common Stock

		Yen (millions)
	Issued shares	Amount
Balance as of March 31, 2009 and 2008	3,368,126,056	282,033
Issuance of common stock	1,150,000,000	126,776
Conversion of convertible bonds	6,309	1

Balance as of March 31, 2010	4,518,132,365	408,810
Conversion of convertible bonds	2,012,599	319

Balance as of March 31, 2011	4,520,144,964	409,129

Capital Surplus (Tables)	12 Months Ended
Mar. 31, 2011
Capital Surplus
Capital Surplus

	Yen(millions)
	2011	2010
Net income (loss) attributable to Hitachi, Ltd.	238,869	(106,961)
Transfers from (to) the noncontrolling interests Decrease in capital surplus for purchase of five listed subsidiaries' ownership interests to convert them into wholly owned subsidiaries	(6,713)	(58,175)
Other	(1,516)	(6,823)

Net transfers from (to) noncontrolling interests	(8,229)	(64,998)

Change from net income (loss) attributable to Hitachi, Ltd. and transfers from (to) noncontrolling interests	230,640	(171,959)

Treasury Stock (Tables)	12 Months Ended
Mar. 31, 2011
Treasury Stock
Treasury Stock Changes

		Yen (millions)
	Shares	Amount
Balance as of March 31, 2008	43,727,729	26,130
Acquisition for treasury	1,500,226	858
Sales of treasury stock	(1,253,991)	(751)

Balance as of March 31, 2009	43,973,964	26,237
Acquisition for treasury	376,025	115
Sales of treasury stock	(335,738)	(201)

Balance as of March 31, 2010	44,014,251	26,151
Acquisition for treasury	456,705	183
Sales of treasury stock	(41,926,879)	(24,963)

Balance as of March 31, 2011	2,544,077	1,371

Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Accumulated Other Comprehensive Loss
Schedule of Accumulated Other Comprehensive Income

	Yen (millions)
	2011	2010	2009
Foreign currency translation adjustments:
Balance at beginning of year	(182,783)	(179,737)	(69,222)
Other comprehensive income (loss), net of reclassification adjustments	(69,194)	4,289	(110,899)
Net transfer from (to) noncontrolling interests	(229)	(7,335)	384

Balance at end of year	(252,206)	(182,783)	(179,737)

Pension liability adjustments:
Balance at beginning of year	(272,410)	(405,082)	(221,007)
Other comprehensive income (loss), net of reclassification adjustments	15,852	141,761	(184,153)
Net transfer from (to) noncontrolling interests	(8)	(9,089)	78

Balance at end of year	(256,566)	(272,410)	(405,082)

Net unrealized holding gain on available-for-sale securities:
Balance at beginning of year	25,564	12	22,581
Effect of consolidation of securitization entities upon initial adoption of the amended provisions of ASC 810	(2,977)	—	—
Other comprehensive income (loss), net of reclassification adjustments	(5,728)	23,209	(22,855)
Net transfer from (to) noncontrolling interests	46	2,343	286

Balance at end of year	16,905	25,564	12

Cash flow hedges:
Balance at beginning of year	(2,428)	(1,544)	450
Other comprehensive income (loss), net of reclassification adjustments	1,233	(833)	(2,031)
Net transfer from (to) noncontrolling interests	—	(51)	37

Balance at end of year	(1,195)	(2,428)	(1,544)

Total accumulated other comprehensive loss:
Balance at beginning of year	(432,057)	(586,351)	(267,198)
Effect of consolidation of securitization entities upon initial adoption of the amended provisions of ASC 810	(2,977)	—	—
Other comprehensive income (loss), net of reclassification adjustments	(57,837)	168,426	(319,938)
Net transfer from (to) noncontrolling interests	(191)	(14,132)	785

Balance at end of year	(493,062)	(432,057)	(586,351)

Schedule of Reclassification Adjustments of Other Comprehensive Income

	Yen (millions)
	2011
	Before-tax amount	Tax benefit (expense)	Net-of-tax amount
Other comprehensive loss arising during the year:
Foreign currency translation adjustments	(90,643)	—	(90,643)
Pension liability adjustments	(55,048)	26,580	(28,468)
Net unrealized holding gain on available-for-sale securities	(10,045)	4,833	(5,212)
Cash flow hedges	74	(177)	(103)

	(155,662)	31,236	(124,426)
Reclassification adjustments for realized net loss included in net income:
Foreign currency translation adjustments	3,264	—	3,264
Pension liability adjustments	78,505	(33,961)	44,544
Net unrealized holding gain on available-for-sale securities	(244)	104	(140)
Cash flow hedges	2,550	(459)	2,091

	84,075	(34,316)	49,759
Other comprehensive loss, net of reclassification adjustments:
Foreign currency translation adjustments	(87,379)	—	(87,379)
Pension liability adjustments	23,457	(7,381)	16,076
Net unrealized holding gain on available-for-sale securities	(10,289)	4,937	(5,352)
Cash flow hedges	2,624	(636)	1,988

	(71,587)	(3,080)	(74,667)

	Yen (millions)
	2010
	Before-tax amount	Tax benefit (expense)	Net-of-tax amount
Other comprehensive income arising during the year:
Foreign currency translation adjustments	8,487	—	8,487
Pension liability adjustments	116,184	3,979	120,163
Net unrealized holding gain on available-for-sale securities	40,295	(11,758)	28,537
Cash flow hedges	(308)	(1,173)	(1,481)

	164,658	(8,952)	155,706
Reclassification adjustments for realized net loss included in net loss:
Foreign currency translation adjustments	(1,580)	—	(1,580)
Pension liability adjustments	73,776	(29,916)	43,860
Net unrealized holding gain on available-for-sale securities	236	(97)	139
Cash flow hedges	258	552	810

	72,690	(29,461)	43,229
Other comprehensive income, net of reclassification adjustments:
Foreign currency translation adjustments	6,907	—	6,907
Pension liability adjustments	189,960	(25,937)	164,023
Net unrealized holding gain on available-for-sale securities	40,531	(11,855)	28,676
Cash flow hedges	(50)	(621)	(671)

	237,348	(38,413)	198,935

	Yen (millions)
	2009
	Before-tax amount	Tax benefit (expense)	Net-of-tax amount
Other comprehensive loss arising during the year:
Foreign currency translation adjustments	(144,317)	—	(144,317)
Pension liability adjustments	(318,557)	73,589	(244,968)
Net unrealized holding gain on available-for-sale securities	(68,652)	26,158	(42,494)
Cash flow hedges	(6,854)	2,446	(4,408)

	(538,380)	102,193	(436,187)
Reclassification adjustments for realized net loss included in net loss:
Foreign currency translation adjustments	(253)	—	(253)
Pension liability adjustments	53,186	(21,313)	31,873
Net unrealized holding gain on available-for-sale securities	27,134	(10,997)	16,137
Cash flow hedges	900	(76)	824

	80,967	(32,386)	48,581
Other comprehensive loss, net of reclassification adjustments:
Foreign currency translation adjustments	(144,570)	—	(144,570)
Pension liability adjustments	(265,371)	52,276	(213,095)
Net unrealized holding gain on available-for-sale securities	(41,518)	15,161	(26,357)
Cash flow hedges	(5,954)	2,370	(3,584)

	(457,413)	69,807	(387,606)

Pledged Assets (Tables)	12 Months Ended
Mar. 31, 2011
Pledged Assets
Schedule of Pledged Assets

Yen (millions)
Cash and cash equivalents	1,425
Other current assets	896
Investments and advances	562
Land	1,684
Buildings	4,664
Machinery and equipment	14,940
Other assets	12

24,183

Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2011
Commitments and Contingencies
Revolving Lines of Credit

Yen (millions)
Total commitment available	11,289
Less amount utilized	1,087

Balance available	10,202

Trade Notes Discounted and Endorsed

	Yen (millions)
	2011	2010
Notes discounted	3,593	3,497
Notes endorsed	1,851	2,538

	5,444	6,035

Product Warranties

	Yen (millions)
	2011	2010	2009
Balance at beginning of year	56,957	60,449	73,715
Expense recognized upon issuance of warranties	20,755	20,806	34,990
Usage	(19,219)	(21,696)	(43,369)
Other, including effect of foreign currency translation	(3,164)	(2,602)	(4,887)

Balance at end of year	55,329	56,957	60,449

Restructuring Charges (Tables)	12 Months Ended
Mar. 31, 2011
Restructuring Charges
Components and Related Amounts of Restructuring Charges

	Yen (millions)
	2011	2010	2009
Special and one-time termination benefits	5,653	24,191	21,517
Loss on fixed assets	104	963	1,410

	5,757	25,154	22,927

Analysis of Accrued Special and One-time Termination Benefits

	Yen (millions)
	2011	2010	2009
Balance at beginning of the year	8,170	7,543	8,952
New charges	5,653	24,191	21,517
Cash payments	(10,374)	(23,548)	(22,449)
Foreign currency exchange rate changes	(91)	(16)	(477)

Balance at end of the year	3,358	8,170	7,543

Other Income and Other Deductions (Tables)	12 Months Ended
Mar. 31, 2011
Other Income and Other Deductions
Other Income and Other Deductions

	Yen (millions)
	2011	2010	2009
Net gain (loss) on securities	61,046	(1,220)	(44,077)
Net loss on sale and disposal of rental assets and other property	(3,161)	(20,202)	(21,292)
Exchange gain (loss)	(9,508)	186	(37,259)

Net Income Per Share Information (Tables)	12 Months Ended
Mar. 31, 2011
Net Income Per Share Information
Schedule of Earnings Per Share Reconciliation

	Number of shares
	2011	2010	2009
Weighted average number of shares on which basic net income (loss) per share is calculated	4,515,932,415	3,662,578,076	3,323,996,973
Effect of dilutive securities:
Unsecured convertible bonds (due 2014)	315,249,850	—	—

Number of shares on which diluted net income (loss) per share is calculated	4,831,182,265	3,662,578,076	3,323,996,973

	Yen (millions)
	2011	2010	2009
Net income (loss) attributable to Hitachi, Ltd. stockholders	238,869	(106,961)	(787,337)
Effect of dilutive securities:
Unsecured convertible bonds (due 2014)	72	—	—
Other	(368)	(0)	(8)

Net income (loss) attributable to Hitachi, Ltd. stockholders on which diluted net income (loss) per share is calculated	238,573	(106,961)	(787,345)

	Yen
Net income (loss) attributable to Hitachi, Ltd. stockholders per share:
Basic	52.89	(29.20)	(236.86)
Diluted	49.38	(29.20)	(236.87)

Supplementary Income and Expense Information (Tables)	12 Months Ended
Mar. 31, 2011
Supplementary Income and Expense Information
Supplementary Income and Expense Information

	Yen (millions)
	2011	2010	2009
Shipping and handling costs	140,240	124,019	148,145
Advertising expense	31,170	28,877	38,598
Maintenance and repairs	80,878	72,065	78,242
Rent	131,533	142,077	148,401
Research and development expense	395,180	372,470	416,517

Supplementary Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2011
Supplementary Cash Flow Information
Schedule of Cash Flow, Supplemental Disclosures

	Yen (millions)
	2011	2010	2009
Cash paid during the year for:
Interest	25,457	26,706	34,443
Income taxes	122,057	61,155	177,624

Noncash investing and financial activities:
Capitalized lease assets	13,807	5,956	10,299
Conversion of convertible bonds issued by the Company	638	2	—

Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Notes to Financial Statements
Summary of Notional Amounts of Derivatives

	Yen (millions)
	2011	2010
Forward exchange contracts:
To sell foreign currencies	228,088	204,084
To buy foreign currencies	122,653	93,659
Cross currency swap agreements:
To sell foreign currencies	96,712	78,381
To buy foreign currencies	100,586	107,778
Interest rate swaps	280,951	354,492
Option contracts	7,221	935

Effects of Derivative Instruments for Fair Value Hedges on Consolidated Statement of Operations
Effective portion of derivatives designated as hedging instruments and related hedged items
Hedging instruments			Related hedged items
Derivatives	Location	Yen (millions)	Items	Location	Yen (millions)
Forward exchange contracts	Other income	8,955	Accounts receivable and accounts payable	Other income	(8,576)
Cross currency swap agreements	Interest charges	2,693	Long-term debt	Interest charges	(3,010)

		11,648			(11,586)

Ineffective portion and amount excluded from effectiveness test
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other income	(682)
Cross currency swap agreements	Other income	1,412
Interest rate swaps	Interest charges	54

		784

Effective portion of derivatives designated as hedging instruments and related hedged items
Hedging instruments			Related hedged items
Derivatives	Location	Yen (millions)	Items	Location	Yen (millions)
Forward exchange contracts	Other income	5,871	Accounts receivable and accounts payable	Other income	(5,877)
Cross currency swap agreements	Interest charges	(6,368)	Long-term debt	Interest charges	6,514

		(497)			637

Ineffective portion and amount excluded from effectiveness test
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other income	(175)
Cross currency swap agreements	Other income	3,206
Interest rate swaps	Interest charges	580

		3,611

Effective portion of derivatives designated as hedging instruments and related hedged items
Hedging instruments			Related hedged items
Derivatives	Location	Yen (millions)	Items	Location	Yen (millions)
Forward exchange contracts	Other deductions	(6,814)	Accounts receivable and accounts payable	Other deductions	5,832
	Other deductions	(590)	Short-term investments and short-term debt	Other deductions	614
Cross currency swap agreements	Other deductions	(3,036)	Investments and advances	Other deductions	3,053
	Interest charges	(3,115)	Long-term debt	Interest charges	2,900

		(13,555)			12,399

Ineffective portion and amount excluded from effectiveness test
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other deductions	227
Cross currency swap agreements	Other deductions	(2,065)
Interest rate swaps	Interest charges	(58)

		(1,896)

Effect of Derivative Instruments for Cash Flow Hedges on Consolidated Statement of Operations
Gain (loss) recognized in OCI
Effective portion of derivatives designated as hedging instruments
Derivatives	Yen (millions)
Forward exchange contracts	(220)
Cross currency swap agreements	(153)
Interest rate swaps	1,879
Option contracts	781

2,287

Gain (loss) reclassified from AOCI into consolidated statement of operations
Effective portion of derivatives designated as hedging instruments
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other income	166
Cross currency swap agreements	Other income	(4,174)
Interest rate swaps	Interest charges	(173)
Option contracts	Other income	(701)

		(4,882)

Gain on derivatives designated as cash flow hedging instruments
Ineffective portion and amount excluded from effectiveness test
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other income	269
Cross currency swap agreements	Other income	66
Interest rate swaps	Interest charges	67

		402

Gain (loss) recognized in OCI
Effective portion of derivatives designated as hedging instruments
Derivatives	Yen (millions)
Forward exchange contracts	1,323
Cross currency swap agreements	2,435
Interest rate swaps	(2,469)
Option contracts	639

1,928

Gain (loss) reclassified from AOCI into consolidated statement of operations
Effective portion of derivatives designated as hedging instruments
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other income	(1,007)
Cross currency swap agreements	Other income	(7,536)
Interest rate swaps	Interest charges	1,756
Option contracts	Other income	(634)

		(7,421)

Gain (loss) on derivatives designated as cash flow hedging instruments
Ineffective portion and amount excluded from effectiveness test
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other income	245
Cross currency swap agreements	Other income	(3,378)
Interest rate swaps	Interest charges	589

		(2,544)

Gain (loss) recognized in OCI
Effective portion of derivatives designated as hedging instruments
Derivatives	Yen (millions)
Forward exchange contracts	638
Cross currency swap agreements	(1,685)
Interest rate swaps	(1,025)
Option contracts	8

(2,064)

Gain (loss) reclassified from AOCI into consolidated statement of operations
Effective portion of derivatives designated as hedging instruments
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other deductions	(1,623)
Cross currency swap agreements	Other deductions	(1,080)
Interest rate swaps	Interest income	830
Option contracts	Other deductions	(1,492)

		(3,365)

Gain (loss) on derivatives designated as cash flow hedging instruments
Ineffective portion and amount excluded from effectiveness test
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other deductions	(1,598)
Cross currency swap agreements	Other deductions	(358)
Interest rate swaps	Interest income	120

		(1,836)

Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2011
Other Assets [Member]
Schedule Of Estimated Fair Values Of Financial Instruments

	Yen (millions)
	2011		2010
	Carrying amounts	Estimated fair values	Carrying amounts	Estimated fair values
Investments in securities:
Short-term investments	16,598	16,598	53,575	53,575
Investments and advances	180,232	180,232	200,326	200,326
Financial assets transferred to consolidated securitization entities:	186,742	196,543	—	—
Derivatives (Effective Portion in Other Current Assets):
Forward exchange contracts	1,508	1,508	2,624	2,624
Cross currency swap agreements	10,363	10,363	5,357	5,357
Interest rate swaps	—	—	3	3
Option contracts	28	28	1	1
Derivatives (Ineffective Portion in Other Current Assets):
Forward exchange contracts	563	563	407	407
Cross currency swap agreements	1,084	1,084	3,268	3,268
Interest rate swaps	—	—	—	—
Option contracts	—	—	—	—
Derivatives (Effective Portion in Other Assets):
Forward exchange contracts	111	111	27	27
Cross currency swap agreements	5,805	5,805	12,070	12,070
Interest rate swaps	1,092	1,092	999	999
Option contracts	66	66	—	—
Derivatives (Ineffective Portion in Other Assets):
Forward exchange contracts	—	—	22	22
Cross currency swap agreements	1,437	1,437	2,091	2,091
Interest rate swaps	—	—	11	11
Option contracts	—	—	—	—
Subordinated interests resulting from securitization:
Other current assets	255	255	4,114	4,114
Advances and other	33,811	33,811	111,303	111,303

Other Liabilities [Member]
Schedule Of Estimated Fair Values Of Financial Instruments

	Yen (millions)
	2011		2010
	Carrying Amounts	Estimated fair values	Carrying amounts	Estimated fair values
Long-term debt	(1,638,529)	(1,696,722)	(1,915,692)	(1,954,713)
Non-recourse borrowings of consolidated securitization entities:	(410,434)	(413,519)	—	—
Derivatives (Effective Portion in Other Current Liabilities):
Forward exchange contracts	(3,813)	(3,813)	(3,480)	(3,480)
Cross currency swap agreements	(268)	(268)	(488)	(488)
Interest rate swaps	(323)	(323)	(701)	(701)
Option contracts	(5)	(5)	(6)	(6)
Derivatives (Ineffective Portion in Other Current Liabilities):
Forward exchange contracts	(547)	(547)	(721)	(721)
Cross currency swap agreements	(8)	(8)	—	—
Interest rate swaps	(13)	(13)	(142)	(142)
Option contracts	—	—	—	—
Derivatives (Effective Portion in Other Liabilities):
Forward exchange contracts	(86)	(86)	(103)	(103)
Cross currency swap agreements	(305)	(305)	(228)	(228)
Interest rate swaps	(2,915)	(2,915)	(4,076)	(4,076)
Option contracts	—	—	—	—
Derivatives (Ineffective Portion in Other Liabilities):
Forward exchange contracts	—	—	—	—
Cross currency swap agreements	(2,625)	(2,625)	(5,148)	(5,148)
Interest rate swaps	(80)	(80)	(42)	(42)
Option contracts	—	—	—	—

Fair Value (Tables)	12 Months Ended
Mar. 31, 2011
Fair Value
Fair Value of Assets and Liabilities Measured on a Recurring Basis

	Yen (millions)
	2011
	Total Balance	Fair value hierarchy classification
		Level 1	Level 2	Level 3
Assets:
Investments in securities
Equity securities	145,816	145,069	747	—
Government debt securities	3,232	3,219	13	—
Corporate debt securities	38,080	—	5,154	32,926
Other	9,307	6,434	2,873	—
Derivatives	22,057	—	22,057	—
Subordinated interests resulting from securitization	34,066	—	—	34,066

	252,558	154,722	30,844	66,992

Liabilities:
Derivatives	(10,988)	—	(10,988)	—

	Yen (millions)
	2010
	Total Balance	Fair value hierarchy classification
		Level 1	Level 2	Level 3
Assets:
Investments in securities
Equity securities	159,850	156,879	2,971	—
Government debt securities	44,156	43,989	167	—
Corporate debt securities	35,359	—	6,426	28,933
Other	14,260	5,903	8,357	—
Derivatives	26,880	—	26,880	—
Subordinated interests resulting from securitization	115,417	—	—	115,417

	395,922	206,771	44,801	144,350

Liabilities:
Derivatives	(15,135)	—	(15,135)	—

Changes in Level 3 Instruments Measured on a Recurring Basis
	555555555	555555555	555555555
	Yen (millions)
	Corporate debt securities	Subordinated interests resulting from securitization	Total
Balance at beginning of year	28,933	115,417	144,350
Effect of consolidation of securitization entities upon initial adoption of the amended provisions of ASC 810 (a)	—	(113,651)	(113,651)
Purchases, sales, issuances and settlements, net	2,046	32,300	34,346
Total gains or losses (realized/unrealized)
Included in earnings (b)	546	—	546
Included in other comprehensive loss	1,401	—	1,401

Balance at end of year	32,926	34,066	66,992

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	—	—	—

(a)	A portion of subordinated interests resulting from securitization was eliminated because of the consolidation of securitization entities.
(b)	Level 3 gains and losses (realized and unrealized) included in earnings for the year ended March 31, 2011 are reported in other income (deductions) for corporate debt securities and are reported in revenue for subordinated interests resulting from securitization.

	555555555	555555555	555555555
	Yen(millons)
	Corporate debt securities	Subordinated interests resulting from securitization	Total
Balance at beginning of year	26,532	123,465	149,997
Purchases, sales, issuances and settlements, net	(271)	(11,275)	(11,546)
Total gains or losses (realized/unrealized)
Included in earnings (a)	(15)	3,588	3,573
Included in other comprehensive loss	2,687	(361)	2,326

Balance at end of year	28,933	115,417	144,350

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	(14)	3,534	3,520

(a)	Level 3 gains and losses (realized and unrealized) included in earnings for the year ended March 31, 2010 are reported in other income (deductions) for corporate debt securities and are reported in revenue for subordinated interests resulting from securitization.

Assets Measured at Fair Value on a Non-recurring Basis
	Yen (millions)
	2011
	Fair value hierarchy classification			Total gains (losses)
	Level 1	Level 2	Level 3
Equity-method investments (a)	1,712	—	—	(4,741)
Cost-method investments	—	—	8,066	(3,180)
Long-lived assets (b)
High Functional Materials & Components segment	—	—	7,755	(10,956)
Components & Devices segment	—	—	18,046	(16,561)
Other	—	—	1,716	(7,653)

Total	1,712	—	35,583	(43,091)

(a)	The carrying value as of March 31, 2011 is not equal to the fair value at the time of impairment because of equity method adjustments subsequent to impairment.
(b)	The carrying value as of March 31, 2011 is not equal to the fair value at the time of impairment because of depreciation expense subsequent to impairment.

	Yen (millions)
	2010
	Fair value hierarchy classification			Total gains (losses)
	Level 1	Level 2	Level 3
Equity-method investments (a)	511	—	86,100	(15,169)
Cost-method investments	—	—	1,273	(1,005)
Long-lived assets (b)
Components & Devices segment	—	—	47,976	(18,611)
Other	—	—	5,856	(6,585)

Total	511	—	141,205	(41,370)

(a)	The carrying value as of March 31, 2010 is not equal to the fair value at the time of impairment because of equity method adjustments subsequent to impairment.
(b)	The carrying value as of March 31, 2010 is not equal to the fair value at the time of impairment because of depreciation expense subsequent to impairment.

Financing Receivables and Allowance for Doubtful Receivables (Tables)	12 Months Ended
Mar. 31, 2011
Financing Receivables and Allowance for Doubtful Receivables
Allowance for Doubtful Receivables and Investment in Financing Receivables

	Yen (millions)
	Finance leases	Installment loans	Mortgage loans	Other	Total
Allowance for doubtful receivables
Balance, January 1, 2011	5,156	2,426	176	5,940	13,698
Provision	1,531	293	102	3,709	5,635
Recovery and other	(340)	(70)	(47)	(1,073)	(1,530)
Write off	(211)	(229)	—	(734)	(1,174)

Balance, March 31, 2011	6,136	2,420	231	7,842	16,629

Applicable to amounts; Individually evaluated for impairment	1,620	906	88	5,082	7,696

Applicable to amounts; Collectively evaluated for impairment	4,516	1,514	143	2,760	8,933

Financing receivables
Balance, March 31, 2011	873,137	126,957	218,222	217,515	1,435,831

Applicable to amounts; Individually evaluated for impairment	4,515	1,252	1,113	9,718	16,598

Applicable to amounts; Collectively evaluated for impairment	868,622	125,705	217,109	207,797	1,419,233

Acquisitions and Divestitures (Tables)	12 Months Ended
Mar. 31, 2011
Consideration Paid for Assets Acquired and Liabilities Assumed

Yen (millions)
(As adjusted)
Current assets	29,741
Non-current assets (excluding intangible assets)	16,912
Intangible assets (excluding goodwill)	37,370
Goodwill (not deductible for tax purposes)	32,981

117,004

Current liabilities	(35,105)
Non-current liabilities	(14,095)

(49,200)

Previously acquired equity interest measured at fair value	(22,050)
Cash paid for acquisition	(23,704)
Fair value of noncontrolling interests	(22,050)

(67,804)

Acquired Intangible Assets Subject to Amortization and Not Subject to Amortization

	Yen (millions)	Weighted average amortization Period (year)
The acquired intangible assets subject to amortization
Customer contracts and relationships	19,509	25
Dealer network	4,339	15
Technical know-how	3,056	6
Favorable lease agreements	1,027	5

	27,931

The acquired intangible assets not subject to amortization
Brands	9,439	—

	37,370

Hitachi Transport System [Member]
Consideration Paid for Assets Acquired and Liabilities Assumed

Yen (millions)
Cash paid for acquisition	48,930
Fair value of noncontrolling interests	3,622

52,552

Hitachi Medical [Member]
Consideration Paid for Assets Acquired and Liabilities Assumed

Yen (millions)
Current assets	43,346
Non-current assets (excluding intangible assets)	9,585
Intangible assets	1,811

54,742

Current liabilities	(13,740)
Non-current liabilities	(2,987)

(16,727)

Gain on the bargain purchase	(8,684)

Previously acquired equity interest measured at fair value	(3,699)
Cash paid for acquisition	(24,894)
Fair value of noncontrolling interests	(738)

(29,331)

Segment Information (Tables)	12 Months Ended
Mar. 31, 2011
Segment Information
Schedule of Total Revenues from Segment

Revenues from Outside Customers

	Yen (millions)
	2011	2010	2009
Information & Telecommunication Systems	1,475,588	1,522,457	1,730,818
Power Systems	737,560	805,007	777,833
Social Infrastructure & Industrial Systems	932,299	1,044,208	1,077,548
Electronic Systems & Equipment	942,305	868,449	830,080
Construction Machinery	746,166	578,129	717,251
High Functional Materials & Components	1,329,234	1,176,292	1,467,934
Automotive Systems	733,910	633,399	667,094
Components & Devices	743,980	690,062	904,944
Digital Media & Consumer Products	882,834	863,091	1,006,017
Financial Services	325,341	327,072	324,540
Others	465,871	457,315	491,642

Subtotal	9,315,088	8,965,481	9,995,701
Corporate items	719	3,065	4,668

Total	9,315,807	8,968,546	10,000,369

Revenues from Intersegment Transactions

	Yen (millions)
	2011	2010	2009
Information & Telecommunication Systems	176,452	183,130	214,533
Power Systems	75,647	77,128	84,556
Social Infrastructure & Industrial Systems	224,637	206,017	256,698
Electronic Systems & Equipment	137,050	130,183	153,741
Construction Machinery	5,221	5,507	7,438
High Functional Materials & Components	78,919	73,035	93,111
Automotive Systems	3,991	5,429	14,656
Components & Devices	65,872	64,827	73,353
Digital Media & Consumer Products	68,762	66,167	97,843
Financial Services	47,640	92,578	76,777
Others	301,592	306,350	339,192

Subtotal	1,185,783	1,210,351	1,411,898
Eliminations and Corporate items	(1,185,783)	(1,210,351)	(1,411,898)

Total	—	—	—

Total Revenues

	Yen (millions)
	2011	2010	2009
Information & Telecommunication Systems	1,652,040	1,705,587	1,945,351
Power Systems	813,207	882,135	862,389
Social Infrastructure & Industrial Systems	1,156,936	1,250,225	1,334,246
Electronic Systems & Equipment	1,079,355	998,632	983,821
Construction Machinery	751,387	583,636	724,689
High Functional Materials & Components	1,408,153	1,249,327	1,561,045
Automotive Systems	737,901	638,828	681,750
Components & Devices	809,852	754,889	978,297
Digital Media & Consumer Products	951,596	929,258	1,103,860
Financial Services	372,981	419,650	401,317
Others	767,463	763,665	830,834

Subtotal	10,500,871	10,175,832	11,407,599
Eliminations and Corporate items	(1,185,064)	(1,207,286)	(1,407,230)

Total	9,315,807	8,968,546	10,000,369

Schedule of Segment Profit (Loss)

	Yen (millions)
	2011	2010	2009
Information & Telecommunication Systems	98,641	94,592	138,452
Power Systems	22,022	22,075	3,485
Social Infrastructure & Industrial Systems	39,952	42,086	34,406
Electronic Systems & Equipment	37,284	(5,218)	25,755
Construction Machinery	49,192	17,649	51,337
High Functional Materials & Components	84,506	44,412	25,257
Automotive Systems	23,791	(5,486)	(60,507)
Components & Devices	43,652	1,149	5,799
Digital Media & Consumer Products	14,949	(7,206)	(110,548)
Financial Services	14,255	8,518	6,660
Others	28,930	19,423	24,515

Subtotal	457,174	231,994	144,611
Eliminations and Corporate items	(12,666)	(29,835)	(17,465)

Total Segment profit	444,508	202,159	127,146

Impairment losses for long-lived assets	(35,170)	(25,196)	(128,400)
Restructuring charges	(5,757)	(25,154)	(22,927)
Interest income	13,267	12,017	19,177
Dividends income	4,240	5,799	8,544
Gains on sales of stock by subsidiaries or affiliated companies	—	183	360
Other income	69,730	186	5,203
Interest charges	(24,878)	(26,252)	(33,809)
Other deductions	(13,597)	(21,976)	(102,960)
Equity in net loss of affiliated companies	(20,142)	(58,186)	(162,205)

Income (loss) before income taxes	432,201	63,580	(289,871)

Schedule of Total Assets from Segment

Total Assets

	Yen (millions)
	2011	2010	2009
Information & Telecommunication Systems	1,289,099	1,261,016	1,468,481
Power Systems	919,676	1,067,072	1,026,637
Social Infrastructure & Industrial Systems	1,033,110	971,743	1,098,712
Electronic Systems & Equipment	867,741	820,700	829,126
Construction Machinery	1,000,793	927,482	840,693
High Functional Materials & Components	1,267,001	1,264,372	1,232,271
Automotive Systems	451,382	459,183	450,966
Components & Devices	592,992	585,999	640,824
Digital Media & Consumer Products	434,397	521,591	570,935
Financial Services	1,937,643	1,789,409	1,914,863
Others	1,344,356	1,374,882	1,612,556

Subtotal	11,138,190	11,043,449	11,686,064
Eliminations and Corporate assets	(1,952,561)	(2,078,985)	(2,282,355)

Total	9,185,629	8,964,464	9,403,709

Depreciation & Amortization
	Yen (millions)
	2011	2010	2009
Information & Telecommunication Systems	76,082	80,589	113,780
Power Systems	20,239	24,386	23,032
Social Infrastructure & Industrial Systems	27,941	32,383	31,806
Electronic Systems & Equipment	19,154	21,598	15,827
Construction Machinery	42,606	41,807	38,534
High Functional Materials & Components	75,371	85,092	88,280
Automotive Systems	32,768	41,137	43,853
Components & Devices	55,984	65,730	85,760
Digital Media & Consumer Products	27,149	34,567	45,632
Financial Services	75,076	81,049	118,642
Others	37,590	42,954	45,012

Subtotal	489,960	551,292	650,158
Eliminations and Corporate items	7,809	6,470	6,765

Total	497,769	557,762	656,923

Impairment Losses for Long-Lived Assets

	Yen (millions)
	2011	2010	2009
Information & Telecommunication Systems	473	353	15,752
Power Systems	—	136	82
Social Infrastructure & Industrial Systems	767	715	3,609
Electronic Systems & Equipment	4,605	624	961
Construction Machinery	3	119	—
High Functional Materials & Components	10,956	2,117	12,888
Automotive Systems	191	175	29,240
Components & Devices	16,561	18,611	12,022
Digital Media & Consumer Products	951	845	51,695
Financial Services	368	—	1,499
Others	295	1,501	652

Subtotal	35,170	25,196	128,400
Eliminations and Corporate items	—	—	—

Total	35,170	25,196	128,400

Capital Investment for Long-Lived Assets

	Yen (millions)
	2011	2010	2009
Information & Telecommunication Systems	79,907	65,976	91,665
Power Systems	12,163	34,704	31,155
Social Infrastructure & Industrial Systems	24,729	32,005	46,716
Electronic Systems & Equipment	20,874	15,728	17,894
Construction Machinery	40,689	73,874	76,651
High Functional Materials & Components	66,795	55,038	112,595
Automotive Systems	21,612	19,261	47,442
Components & Devices	60,150	41,240	63,582
Digital Media & Consumer Products	19,487	20,399	31,446
Financial Services	330,292	351,298	422,805
Others	43,952	34,768	46,027

Subtotal	720,650	744,291	987,978
Eliminations and Corporate items	(20,621)	(20,380)	(23,557)

Total	700,029	723,911	964,421

Schedule of Revenues Attributed to Geographical Areas

	Yen (millions)
	2011	2010	2009
Japan	5,269,259	5,313,790	5,861,448
Outside Japan
Asia	2,073,756	1,699,071	1,911,290
North America	781,139	729,698	899,550
Europe	760,011	824,697	904,425
Other Areas	431,642	401,290	423,656

Subtotal	4,046,548	3,654,756	4,138,921

Total	9,315,807	8,968,546	10,000,369

Schedule of Long-lived Assets Including Goodwill

	Yen (millions)
	2011	2010	2009
Japan	1,979,405	2,088,846	2,271,389
Asia	341,884	343,493	267,628
North America	158,684	157,113	163,630
Europe	112,350	111,105	107,478
Other Areas	16,651	15,717	12,280

Subtotal	2,608,974	2,716,274	2,822,405
Eliminations and Corporate items	30,314	21,580	26,636

Total	2,639,288	2,737,854	2,849,041

Schedule II (Tables)	12 Months Ended
Mar. 31, 2011
Valuation And Qualifying Accounts
Valuation and Qualifying Accounts

	Balance at beginning of period	Charged to income	Bad debts written off	Balance at end of period
Year ended March 31, 2011
Allowance for doubtful receivables	43,923	998	(7,881)	37,040

Year ended March 31, 2010
Allowance for doubtful receivables	46,916	8,791	(11,784)	43,923

Year ended March 31, 2009
Allowance for doubtful receivables	40,903	10,900	(4,887)	46,916

Investments in Securities and Affiliated Companies (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended							1 Months Ended	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011 Renesas [Member]	Mar. 31, 2010 Renesas [Member]	Mar. 31, 2009 Renesas [Member]	Apr. 30, 2010 Renesas [Member]	Jun. 30, 2010 CHMC [Member]	Mar. 31, 2011 CHMC [Member]	Mar. 31, 2010 CHMC [Member]	Mar. 31, 2011 Investments in Majority-owned Subsidiaries [Member]	Mar. 31, 2010 Investments in Majority-owned Subsidiaries [Member]
Purchase of available-for-sale securities	¥ 26,490	¥ 59,038	¥ 24,729
Proceeds from Sale of Available-for-sale Securities	11,646	5,890	60,063
Available-for-sale Securities, Gross Realized Gains	3,556	1,124	2,017
Available-for-sale Securities, Gross Realized Losses	385	56	1,029
Cost-method Investments, Aggregate Carrying Amount	43,797	47,900									99,299	13,962
Investments in and Advances to Affiliates, at Fair Value	104,427	17,388
Carrying value of the investments in affiliated companies exceeded the Company's equity in the underlying net assets	111,917	105,278
Cumulative Recognition Of Other-Then-Temporary Declines In values of investments in Affiliates Difference	17,837	32,621
Common Stock, Voting Rights				55.00%					49.00%
Increase (Decrease) in Partners' Capital					¥ 71,700	¥ 54,000				¥ 44,000
Noncontrolling Interest, Ownership Percentage by Parent							30.60%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners								16.70%
Minority Interest Period Increase Decrease								9.30%

Investments in Securities and Affiliated Companies (Investments in and Advances to Affiliates) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Short-term Investments, Total	¥ 16,598	¥ 53,575
Investments in and Advances to Affiliates	614,145	712,993
Short-term Investments [Member]
Held-to-maturity securities, current	40	40
Short-term Investments, Total	16,598	53,575
Short-term Investments [Member] | Government Debt Securities [Member]
Available-for-sale securities, current	2,907	43,840
Short-term Investments [Member] | Corporate Debt Securities [Member]
Available-for-sale securities, current	11,041	6,074
Short-term Investments [Member] | Other Securities [Member]
Available-for-sale securities, current	2,610	3,621
Investments And Advances, Including Affiliated Companies [Member]
Held-to-maturity securities, noncurrent	355	236
Cost-method investments	48,144	48,222
Investments in affiliated companies	316,443	300,956
Advances and other	69,326	163,489
Investments And Advances, Including Affiliated Companies [Member] | Government Debt Securities [Member]
Available-for-sale securities, debt securities, noncurrent	325	316
Investments And Advances, Including Affiliated Companies [Member] | Corporate Debt Securities [Member]
Available-for-sale securities, debt securities, noncurrent	27,039	29,285
Investments And Advances, Including Affiliated Companies [Member] | Other Securities [Member]
Available-for-sale securities, debt securities, noncurrent	6,697	10,639
Investments And Advances, Including Affiliated Companies [Member] | Equity Securities [Member]
Available-for-sale securities, equity securities, noncurrent	¥ 145,816	¥ 159,850

Investments in Securities and Affiliated Companies (Available-for-Sale Securities by the Consolidated Balance Sheets) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011 Short Term Investments Total [Member] Short-term Investments [Member]	Mar. 31, 2010 Current [Member] Short-term Investments [Member]	Mar. 31, 2011 Investments and Advances Total [member] Investments and Advances [Member]	Mar. 31, 2010 Investments and Advances Total [member] Investments and Advances [Member]	Mar. 31, 2011 Securitization products [Member]	Mar. 31, 2010 Securitization products [Member]	Mar. 31, 2010 Government Debt Securities [Member] Short-term Investments [Member]	Mar. 31, 2011 Government Debt Securities [Member] Short-term Investments [Member]	Mar. 31, 2011 Corporate Debt Securities [Member] Short-term Investments [Member]	Mar. 31, 2010 Corporate Debt Securities [Member] Short-term Investments [Member]	Mar. 31, 2011 Other Securities [Member] Short-term Investments [Member]	Mar. 31, 2010 Other Securities [Member] Short-term Investments [Member]	Mar. 31, 2011 Government Debt Securities [Member] Investments and Advances [Member]	Mar. 31, 2010 Government Debt Securities [Member] Investments and Advances [Member]	Mar. 31, 2011 Corporate Debt Securities [Member] Investments and Advances [Member]	Mar. 31, 2010 Corporate Debt Securities [Member] Investments and Advances [Member]	Mar. 31, 2011 Other Securities [Member] Investments and Advances [Member]	Mar. 31, 2010 Other Securities [Member] Investments and Advances [Member]	Mar. 31, 2011 Investments and Advances [Member] Equity Securities [Member]	Mar. 31, 2010 Investments and Advances [Member] Equity Securities [Member]
Amortized cost basis				¥ 16,313	¥ 53,529	¥ 117,669	¥ 127,377	¥ 133,982	¥ 180,906	¥ 43,839	¥ 2,907	¥ 10,798	¥ 6,071	¥ 2,608	¥ 3,619	¥ 311	¥ 305	¥ 25,818	¥ 26,419	¥ 6,684	¥ 10,314	¥ 84,856	¥ 90,339
Gross gains				254	11	65,143	74,433	65,397	74,444	1		252	8	2	2	14	11	1,640	3,032	99	392	63,390	70,998
Gross losses				9	5	2,935	1,720	2,944	1,725			9	5					419	166	86	67	2,430	1,487
Aggregate fair value	¥ 26,490	¥ 59,038	¥ 24,729	¥ 16,558	¥ 53,535	¥ 179,877	¥ 200,090	¥ 196,435	¥ 253,625	¥ 43,840	¥ 2,907	¥ 11,041	¥ 6,074	¥ 2,610	¥ 3,621	¥ 325	¥ 316	¥ 27,039	¥ 29,285	¥ 6,697	¥ 10,639	¥ 145,816	¥ 159,850

Investments in Securities and Affiliated Companies (Schedule of Available-for-sale Securities Reconciliation) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Investments and Advances Total [member] | Investments and Advances [Member]
Less than 12 months Aggregate fair value	¥ 17,833	¥ 6,137
Less than 12 months Gross losses	1,529	576
12 months or longer Aggregate fair value	9,529	10,714
12 months or longer Gross losses	1,406	1,144
Securitization products [Member]
Less than 12 months Aggregate fair value	23,524	7,635
Less than 12 months Gross losses	1,538	578
12 months or longer Aggregate fair value	9,529	11,411
12 months or longer Gross losses	1,406	1,147
Corporate Debt Securities [Member] | Short-term Investments [Member]
Less than 12 months Aggregate fair value	5,691	1,498
Less than 12 months Gross losses	9	2
12 months or longer Aggregate fair value		697
12 months or longer Gross losses		3
Corporate Debt Securities [Member] | Investments and Advances [Member]
Less than 12 months Aggregate fair value	8,355	2,646
Less than 12 months Gross losses	306	44
12 months or longer Aggregate fair value	4,933	5,669
12 months or longer Gross losses	113	122
Other Securities [Member] | Investments and Advances [Member]
Less than 12 months Aggregate fair value	100
Less than 12 months Gross losses	40
12 months or longer Aggregate fair value	215	327
12 months or longer Gross losses	46	67
Investments and Advances [Member] | Equity Securities [Member]
Less than 12 months Aggregate fair value	9,378	3,491
Less than 12 months Gross losses	1,183	532
12 months or longer Aggregate fair value	4,381	4,718
12 months or longer Gross losses	¥ 1,247	¥ 955

Investments in Securities and Affiliated Companies (Schedule of Contractual Maturities of Debt Securities) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Held-to-maturity Securities, Debt Maturities
Due within five years	¥ 355
Due after five years through ten years
Due after ten years
Contractual maturities of debt securities, Held-to-maturity	355
Available-for-sale Securities, Debt Maturities
Due within five years	13,711
Due after five years through ten years	5,979
Due after ten years	14,371
Contractual maturities of debt securities, Available-for-sale	34,061
Contractual Maturities Of Debt Securities, Total
Due within five years	14,066
Due after five years through ten years	5,979
Due after ten years	14,371
Contractual maturities of debt securities, Total	¥ 34,416

Investments in Securities and Affiliated Companies (Schedule of Condensed Balance Sheet Statements Affiliates) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008	Mar. 31, 2010 Renesas [Member]	Mar. 31, 2010 CHMC [Member]	Mar. 31, 2010 Other Affiliates [Member]	Mar. 31, 2011 Total [Member]	Mar. 31, 2010 Total [Member]
Current assets	¥ 4,900,029	¥ 4,775,197			¥ 327,687	¥ 50,535	¥ 645,257	¥ 1,305,406	¥ 1,023,479
Non-current assets					294,192	9,521	465,209	835,964	768,922
Total assets	9,185,629	8,964,464			621,879	60,056	1,110,466	2,141,370	1,792,401
Current liabilities	4,088,824	3,931,203			342,680	41,546	617,825	1,145,724	1,002,051
Non-current liabilities					135,603	1,014	100,779	334,298	237,396
Total liabilities	6,744,240	6,696,619			478,283	42,560	718,604	1,480,022	1,239,447
Equity					143,596	17,496	391,862		552,954
Stockholders' equity	2,441,389	2,267,845	2,179,352	3,313,120	141,567	17,496
Percentage of ownership in equity investees					55.00%	49.00%
Equity investment and undistributed earnings of affiliated companies, before consolidating and reconciling adjustments					77,862	8,573
Impairment loss					(10,881)	(4,232)
Other					2	(141)
Investments in affiliated companies					¥ 66,983	¥ 4,200	¥ 229,773		¥ 300,956

Investments in Securities and Affiliated Companies (Schedule of Condensed Operations Statements Affiliates) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Revenues	¥ 9,315,807	¥ 8,968,546	¥ 10,000,369
Cost of sales	6,967,433	6,849,255	7,816,180
Selling, general and administrative expenses	1,903,866	1,917,132	2,057,043
Impairment losses for long-lived assets	35,170	25,196	128,400
Restructuring charges	5,757	25,154	22,927
Loss before income taxes	270,001	(16,083)	(315,032)
Income taxes	122,057	61,155	177,624
Net loss	238,869	(106,961)	(787,337)
Net loss attributable to noncontrolling interests	64,257	22,570	(7,783)
Equity in net loss of affiliated companies	(20,142)	(58,186)	(162,205)
Noncontrolling interests (notes 6 and 12) | Renesas [Member]
Net loss attributable to noncontrolling interests		(183)	(1,318)
Net loss attributable to affiliated companies		(86,366)	(218,530)
Percentage of ownership in equity investees		55.00%	55.00%
Equity in net loss of affiliated companies, before consolidating and reconciling adjustments		(47,501)	(120,192)
Consolidation and reconciling adjustments		(96)	(196)
Equity in net loss of affiliated companies		(47,597)	(120,388)
Noncontrolling interests (notes 6 and 12) | CHMC [Member]
Net loss attributable to affiliated companies		(29,368)	(12,461)
Percentage of ownership in equity investees		49.00%	49.00%
Equity in net loss of affiliated companies, before consolidating and reconciling adjustments		(14,390)	(6,106)
Consolidation and reconciling adjustments		(1)	141
Equity in net loss of affiliated companies		(14,391)	(5,965)
Other Affiliates [Member] | Noncontrolling interests (notes 6 and 12)
Net loss attributable to affiliated companies		(51,729)	(164,437)
Equity in net loss of affiliated companies		3,802	(35,852)
Total [Member] | Noncontrolling interests (notes 6 and 12)
Net loss attributable to affiliated companies	(69,878)	(167,463)	(395,428)
Equity in net loss of affiliated companies		(58,186)	(162,205)
Renesas [Member]
Revenues		599,791	702,739
Cost of sales		(555,990)	(662,626)
Gross profit		43,801	40,113
Selling, general and administrative expenses		(108,003)	(134,302)
Impairment losses for long-lived assets		(4,551)	(9,627)
Restructuring charges		(202)	(16,872)
Other deductions (net)		(12,603)	(16,494)
Loss before income taxes		(81,558)	(137,182)
Income taxes		(4,991)	(82,666)
Net loss		(86,549)	(219,848)
Percentage of ownership in equity investees		55.00%
CHMC [Member]
Revenues		99,623	156,750
Cost of sales		(110,381)	(156,645)
Gross profit		(10,758)	105
Selling, general and administrative expenses		(14,448)	(10,363)
Other deductions (net)		(12)	(686)
Loss before income taxes		(25,218)	(10,944)
Income taxes		(4,150)	(1,517)
Net loss		(29,368)	(12,461)
Percentage of ownership in equity investees		49.00%
Other Affiliates [Member]
Revenues		1,170,893	1,583,498
Cost of sales		(1,007,203)	(1,420,373)
Gross profit		163,690	163,125
Selling, general and administrative expenses		(176,368)	(187,693)
Total [Member]
Revenues	2,208,543	1,870,307	2,442,987
Cost of sales		(1,673,574)	(2,239,644)
Gross profit	588,095	196,733	203,343
Selling, general and administrative expenses		¥ (298,819)	¥ (332,358)

Investments in Securities and Affiliated Companies (Balances and Transactions with Affiliates) (Details) (Total [Member], JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Total [Member]
Trade receivables	¥ 77,484	¥ 100,793
Investments in leases	12,158	16,595
Trade payables	21,543	43,248
Revenues	315,533	373,889	469,629
Purchases	¥ 131,686	¥ 226,012	¥ 356,400

Inventories (Schedule of Inventories) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Inventories
Finished goods	¥ 533,724	¥ 505,918
Work in process	566,127	513,556
Raw materials	241,917	202,603
Inventories, total	¥ 1,341,768	¥ 1,222,077

Leases (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Leases
Financing and Operating Lease Arrangement Terms	3 to 6 years
Property Subject to or Available for Operating Lease, Gross	¥ 1,999,056
Property Subject to or Available for Operating Lease, Accumulated Depreciation	1,729,655
Capital Leased Assets, Gross	40,952	39,398
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	¥ 18,225	¥ 19,440

Leases (Schedule of Minimum Lease Receivables) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Leases
Financing leases 2012	¥ 367,446
Operating leases 2012	36,949
Financing leases 2013	250,130
Operating leases 2013	22,256
Financing leases 2014	144,958
Operating leases 2014	12,392
Financing leases 2015	66,795
Operating leases 2015	6,391
Financing leases 2016	31,674
Operating leases 2016	2,603
Financing leases Thereafter	95,125
Operating leases Thereafter	1,813
Total minimum payments to be received Financing leases	956,128	642,701
Total minimum payments to be received Operating leases	82,404
Unguaranteed residual values Financing leases	52,036	66,289
Amount representing executory costs Financing leases	(67,396)	(46,522)
Unearned income Financing leases	(67,631)	(44,877)
Allowance for doubtful receivables Financing leases	(6,136)	(4,825)
Net investment in financing leases Financing leases	867,001	612,766
Less current portion of net investment in financing leases, included in investments in leases Financing leases	337,935	194,108
Long-term net investment in financing leases, included in other assets Financing leases	¥ 529,066	¥ 418,658

Leases (Schedule of Minimum Lease Payments) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Leases
Capital leases 2012	¥ 11,799
Operating leases 2012	18,799
Capital leases 2013	9,474
Operating leases 2013	14,771
Capital leases 2014	5,769
Operating leases 2014	11,710
Capital leases 2015	3,923
Operating leases 2015	9,769
Capital leases 2016	2,260
Operating leases 2016	7,008
Capital leases Thereafter	5,747
Operating leases Thereafter	26,817
Total minimum lease payments Capital leases	38,972
Total minimum lease payments Operating leases	88,874
Amount representing executory costs Capital leases	(210)
Amount representing interest Capital leases	(2,444)
Present value of net minimum lease payments Capital leases	36,318
Less current portion of capital lease obligations Capital leases	11,082
Long-term capital lease obligations Capital leases	¥ 25,236

Securitizations (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Number Of Qualifying Special Purpose Entities	3
Qualifying Special Purpose Entity Carrying Amount Of Assets		¥ 117,159
Net reduction in total equity relating to previously recognized gains		17,919
Trading Activity, Gains and Losses, Net	140
Variation In Fair Value	10.00%
Lease receivables [Member] | Securitization of Lease Receivables [Member]
Subordinated Interests Fair Value	18,941	77,756
Trade Accounts Receivable [Member] | Securitizations of Trade Receivables Excluding Mortgage Loans Receivable [Member]
Proceeds from trade receivables		362,147	490,647
Net loss recognized on those transfers [Member] | Securitizations of Trade Receivables Excluding Mortgage Loans Receivable [Member]
Proceeds from trade receivables		616	993
Outstanding Balance Of Transferred Receivables [Member] | Securitizations of Trade Receivables Excluding Mortgage Loans Receivable [Member]
Proceeds from trade receivables		75,654
Securitization of Lease Receivables [Member] | Level 3 [Member]
Subordinated interests initial fair value	18,403
Securitization of Lease Receivables [Member]
Net gains recognized on sale of lease receivables	8,500	10,017	13,975
Maximum Loss Exposure	32,194
Securitizations of Trade Receivables Excluding Mortgage Loans Receivable [Member]
Subordinated Interests Fair Value	16,337	45,249
Maximum Loss Exposure	36,067
Proceeds from transfer of trade receivables	521,335	737,820	884,953
Trading Activity, Gains and Losses, Net	140	(1,853)	(4,245)
Securitizations of Mortgage Loans Receivable [Member]
Subordinated Interests Fair Value		¥ 37,661

Securitizations (Schedule of Incremental Impact of Provisions on Company's Consolidated Balance Sheet) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008
Cash and cash equivalents	¥ 554,810	¥ 577,584	¥ 807,926	¥ 560,960
Prepaid expenses and other current assets	484,029	485,361
Total assets	9,185,629	8,964,464
Current portion of long-term debt	(338,218)	(303,730)
Current portion of non-recourse borrowings of consolidated securitization entities	190,868
Other current liabilities	426,925	565,245
Long-term debt	1,638,529	1,915,692
Non-recourse borrowings of consolidated securitization entities	219,566
Total liabilities	6,744,240	6,696,619
Legal reserve and retained earnings	922,036	713,479
Accumulated other comprehensive loss	(493,062)	(432,057)
Total change in Equity	173,544	88,493	(1,133,768)
Consolidated Entities [Member]
Cash and cash equivalents		12,030
Current portion of financial assets transferred to consolidated securitization entities		339,875
Prepaid expenses and other current assets		(33,283)
Investments and advances, including affiliated companies		(117,370)
Financial assets transferred to consolidated securitization entities		457,104
Other assets		12,202
Total assets		670,558
Current portion of long-term debt		(4,898)
Current portion of non-recourse borrowings of consolidated securitization entities		347,367
Other current liabilities		(55,163)
Long-term debt		(2,081)
Non-recourse borrowings of consolidated securitization entities	219,566	403,252
Total liabilities		688,477
Legal reserve and retained earnings		(7,732)
Accumulated other comprehensive loss		(2,977)
Noncontrolling interests		(7,210)
Total change in Equity		¥ (17,919)

Securitizations (Schedule of Assets and Liabilities of Consolidated SPEs) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008	Mar. 31, 2011 Lease receivables [Member]	Mar. 31, 2011 Lease receivables [Member] Loans, mainly from banks [Member]	Mar. 31, 2011 Lease receivables [Member] Beneficial interests in trusts [Member]	Mar. 31, 2011 Mortgage loans receivable [Member]	Mar. 31, 2011 Mortgage loans receivable [Member] Beneficial interests in trusts [Member]	Mar. 31, 2011 Other Assets [Member]	Mar. 31, 2011 Other Assets [Member] Loans, mainly from banks [Member]	Mar. 31, 2011 Other Assets [Member] Beneficial interests in trusts [Member]	Mar. 31, 2011 Net Assets Segment [Member]	Mar. 31, 2011 Net Assets Segment [Member] Loans, mainly from banks [Member]	Mar. 31, 2011 Net Assets Segment [Member] Beneficial interests in trusts [Member]
Cash and cash equivalents	¥ 554,810	¥ 577,584	¥ 807,926	¥ 560,960	¥ 4,091			¥ 3,263		¥ 1,059			¥ 8,413
Current portion of financial assets transferred to consolidated securitization entities					109,589			11,236		62,734			183,559
Financial assets transferred to consolidated securitization entities					123,970			175,506		4,684			304,160
Current portion of non-recourse borrowings of consolidated securitization entities	190,868				130,935	75,539	55,396	34,178	34,178	25,755	16,512	9,243	190,868	92,051	98,817
Non-recourse borrowings of consolidated securitization entities	¥ 219,566				¥ 85,412	¥ 51,359	¥ 34,053	¥ 131,196	¥ 131,196	¥ 2,958		¥ 2,958	¥ 219,566	¥ 51,359	¥ 168,207

Securitizations (Schedule of Aggregate Annual Maturities of Non-recourse Borrowings of Consolidated Securitization Entities) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
2013	¥ 365,195
2014	261,268
2015	381,389
2016	97,180
Thereafter	195,279
Non-recourse borrowings of consolidated securitization entities	219,566
Consolidated Entities [Member]
2013	96,379
2014	22,753
2015	14,724
2016	12,213
Thereafter	73,497
Non-recourse borrowings of consolidated securitization entities	¥ 219,566	¥ 403,252

Securitizations (Schedule of Cash Flows Received From and Paid to the SPEs) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Proceeds from transfer of lease receivables	¥ 286,356	¥ 172,327	¥ 234,984
Securitization of Lease Receivables [Member]
Proceeds from transfer of lease receivables	120,197	167,483	254,211
Servicing fees received		72	78
Purchases of delinquent or ineligible assets		¥ (60,983)	¥ (46,760)

Securitizations (Schedule of Economic Assumptions in Measuring Initial Fair Value of Subordinated Interests Resulting from Securitizations of Receivables) (Details) (Securitization of Lease Receivables [Member])
12 Months Ended
Mar. 31, 2011
Weighted average life (in years)	4.2
Minimum [Member]
Expected credit loss	0.03%
Discount rate	0.38%
Maximum [Member]
Expected credit loss	0.05%
Discount rate	0.80%

Securitizations (Schedule of Total Assets Managed or Transferred) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2011 Securitization of Lease Receivables [Member] Assets transferred [Member]	Mar. 31, 2010 Securitization of Lease Receivables [Member] Assets transferred [Member]	Mar. 31, 2011 Securitization of Lease Receivables [Member] Assets held in portfolio [Member]	Mar. 31, 2010 Securitization of Lease Receivables [Member] Assets held in portfolio [Member]	Mar. 31, 2011 Lease receivables [Member] Securitization of Lease Receivables [Member]	Mar. 31, 2010 Lease receivables [Member] Securitization of Lease Receivables [Member]	Mar. 31, 2011 Securitizations of Trade Receivables Excluding Mortgage Loans Receivable [Member] Trade Receivables Excluding Mortgage Loans Receivable [Member]	Mar. 31, 2010 Securitizations of Trade Receivables Excluding Mortgage Loans Receivable [Member] Trade Receivables Excluding Mortgage Loans Receivable [Member]	Mar. 31, 2011 Securitizations of Trade Receivables Excluding Mortgage Loans Receivable [Member] Assets transferred [Member]	Mar. 31, 2010 Securitizations of Trade Receivables Excluding Mortgage Loans Receivable [Member] Assets transferred [Member]	Mar. 31, 2011 Securitizations of Trade Receivables Excluding Mortgage Loans Receivable [Member] Assets held in portfolio [Member]	Mar. 31, 2010 Securitizations of Trade Receivables Excluding Mortgage Loans Receivable [Member] Assets held in portfolio [Member]	Mar. 31, 2010 Securitizations of Mortgage Loans Receivable [Member] Assets transferred [Member]	Mar. 31, 2010 Securitizations of Mortgage Loans Receivable [Member] Assets held in portfolio [Member]	Mar. 31, 2010 Mortgage loans receivable [Member] Securitizations of Mortgage Loans Receivable [Member]
Total principal amount of receivables			¥ (158,461)	¥ (491,038)	¥ 867,001	¥ 612,766	¥ 1,025,462	¥ 1,103,804	¥ 733,090	¥ 979,148	¥ (232,374)	¥ (279,245)	¥ 500,716	¥ 699,903	¥ (210,834)	¥ 13,615	¥ 224,449
Principal amount of receivables 90 days or more past due							140	243	2,698	5,414
Net credit loss	¥ 16,629	¥ 13,698					¥ 1,128	¥ 1,943	¥ 1,025	¥ 2,809							¥ 12

Securitizations (Schedule of Economic Assumptions in Measuring Fair Value of Subordinated Interests Relating to Securitizations of Receivables) (Details)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Securitization of Lease Receivables [Member] | Minimum [Member]
Expected credit loss		0.01%
Discount rate	0.70%	0.31%
Securitizations of Mortgage Loans Receivable [Member] | Minimum [Member]
Discount rate		1.89%
Securitization of Lease Receivables [Member] | Maximum [Member]
Expected credit loss		0.05%
Discount rate	0.80%	0.69%
Securitizations of Mortgage Loans Receivable [Member] | Maximum [Member]
Discount rate		3.41%
Securitization of Lease Receivables [Member]
Weighted average life (in years)	3.5	2.9
Expected credit loss	0.03%
Securitizations of Mortgage Loans Receivable [Member]
Weighted average life (in years)		10.4
Expected credit loss		0.02%
Prepayment rate		0.33%

Securitizations (Schedule of Sensitivity of Current Fair Value of Subordinated Interests to an Immediate 10 And 20 Percent Adverse Change in Assumptions) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Impact On Fair Value Of 10% Adverse Change [Member] | Securitization of Lease Receivables [Member]
Expected Credit Loss	¥ (60)	¥ (282)
Discount Rate	(47)	(103)
Impact On Fair Value Of 10% Adverse Change [Member] | Securitizations of Mortgage Loans Receivable [Member]
Expected Credit Loss		(162)
Discount Rate		(940)
Prepayment Rate		(318)
Impact On Fair Value Of 20% Adverse Change [Member] | Securitization of Lease Receivables [Member]
Expected Credit Loss	(121)	(563)
Discount Rate	(94)	(204)
Impact On Fair Value Of 20% Adverse Change [Member] | Securitizations of Mortgage Loans Receivable [Member]
Expected Credit Loss		(323)
Discount Rate		(1,847)
Prepayment Rate		¥ (625)

Goodwill and Other Intangible Assets (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Goodwill and Other Intangible Assets
Intangible assets other than goodwill acquired	¥ 143,156	¥ 177,585	¥ 168,911
Amortization expense	115,037	116,065	178,164
Amortization of capitalized costs for software	¥ 38,899	¥ 40,128	¥ 85,841

Goodwill and Other Intangible Assets (Intangible Assets Other than Goodwill) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Amortized intangible assets, Gross carrying amount	¥ 1,520,973	¥ 1,446,115
Amortized intangible assets, Accumulated amortization	1,180,792	1,111,349
Amortized intangible assets, Net carrying amount	340,181	334,766
Indefinite-lived intangible assets, Gross carrying amount	16,337	17,698
Indefinite-lived intangible assets, Accumulated amortization
Indefinite-lived intangible assets, Net carrying amount	16,337	17,698
Patents [Member]
Amortized intangible assets, Gross carrying amount	100,080	106,815
Amortized intangible assets, Accumulated amortization	84,459	87,526
Amortized intangible assets, Net carrying amount	15,621	19,289
Software [Member]
Amortized intangible assets, Gross carrying amount	727,016	691,856
Amortized intangible assets, Accumulated amortization	612,361	580,138
Amortized intangible assets, Net carrying amount	114,655	111,718
Software for Internal Use [Member]
Amortized intangible assets, Gross carrying amount	512,515	473,621
Amortized intangible assets, Accumulated amortization	377,550	343,733
Amortized intangible assets, Net carrying amount	134,965	129,888
Other [Member]
Amortized intangible assets, Gross carrying amount	181,362	173,823
Amortized intangible assets, Accumulated amortization	106,422	99,952
Amortized intangible assets, Net carrying amount	¥ 74,940	¥ 73,871

Goodwill and Other Intangible Assets (Estimated Aggregate Amortization Expense of Intangible Assets) (Details) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Goodwill and Other Intangible Assets
2012	¥ 82,896
2013	64,009
2014	45,010
2015	24,852
2016	¥ 13,427

Goodwill and Other Intangible Assets (Changes in the Carrying Amount of Goodwill) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Goodwill, Beginning Balance	¥ 165,586	¥ 134,430
Acquisition	20,991	42,311
Impairment loss	(4,833)	(7,285)
Translation adjustment and other	(10,244)	(3,870)
Goodwill, Ending Balance	171,500	165,586
Information & Tele-Communication Systems [Member]
Goodwill, Beginning Balance	37,443	35,708
Acquisition	9,211	2,938
Impairment loss
Translation adjustment and other	(4,236)	(1,203)
Goodwill, Ending Balance	42,418	37,443
Construction Machinery [Member]
Goodwill, Beginning Balance	37,967	4,987
Acquisition		32,981
Impairment loss
Translation adjustment and other	(3,820)	(1)
Goodwill, Ending Balance	34,147	37,967
High Functional Materials & Components [Member]
Goodwill, Beginning Balance	56,675	56,675
Acquisition	1,849
Impairment loss
Translation adjustment and other	(4)
Goodwill, Ending Balance	58,520	56,675
Components & Devices [Member]
Goodwill, Beginning Balance	10,294	9,995
Acquisition		182
Impairment loss
Translation adjustment and other	(1,195)	117
Goodwill, Ending Balance	9,099	10,294
Other Reportable Segments [Member]
Goodwill, Beginning Balance	23,207	27,065
Acquisition	9,931	6,210
Impairment loss	(4,833)	(7,285)
Translation adjustment and other	(989)	(2,783)
Goodwill, Ending Balance	¥ 27,316	¥ 23,207

Income Taxes (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
National corporate tax rate	30.00%	30.00%	30.00%
Combined statutory income tax rate	40.60%	40.60%	(40.60%)
Net changes in the total valuation allowance	¥ (25,869)	¥ 9,703
Operating Loss Carryforwards	758,294
Operating loss carryforwards expiration year five	428,230
Operating loss carryforwards expiration year ten	275,864
Operating loss carryforwards expiration thereafter	¥ 54,200
Minimum [Member]
National corporate tax rate	17.30%	17.30%	17.30%
Business tax and special local corporation tax	3.80%	3.80%	3.80%
Maximum [Member]
National corporate tax rate	20.70%	20.70%	20.70%
Business tax and special local corporation tax	10.10%	10.10%	10.10%
Year Five[Member]
Operating loss carryforwards, expiration dates	March 31, 2016
Year Ten [Member]
Operating loss carryforwards, expiration dates	March 31, 2021

Income Taxes (Components of Income (Loss) Before Income Taxes and Income Taxes Attributable to Continuing Operations) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes
Income (loss) before income taxes, Domestic	¥ 270,001	¥ (16,083)	¥ (315,032)
Income (loss) before income taxes, Foreign	162,200	79,663	25,161
Income (loss) before income taxes, Total	432,201	63,580	(289,871)
Current tax expense, Domestic	75,979	60,428	75,612
Current tax expense, Foreign	49,144	27,103	25,669
Current tax expense, Total	125,123	87,531	101,281
Deferred tax expense (benefit), Domestic	14,511	63,493	401,928
Deferred tax expense (benefit), Foreign	(10,559)	(3,053)	2,040
Deferred tax expense (benefit), Total	3,952	60,440	403,968
Total income taxes, Domestic	90,490	123,921	477,540
Total income taxes, Foreign	38,585	24,050	27,709
Total income taxes	¥ 129,075	¥ 147,971	¥ 505,249

Income Taxes (Components of Income Tax Expense (Benefit) Attributable to Continuing Operations and Other Comprehensive Income (Loss), Net of Reclassification Adjustments) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes
Current tax expense	¥ 125,123	¥ 87,531	¥ 101,281
Deferred tax expense (benefit) (exclusive of the effects of other components listed below)	(4,653)	(19,350)	(187,751)
Change in valuation allowance	8,605	79,790	591,719
Total income taxes	129,075	147,971	505,249
Pension liability adjustments	16,119	25,738	(53,171)
Net unrealized holding gain on available-for-sale securities, Tax benefit (expense), Net-of-reclassification adjustments	(4,740)	11,692	(14,915)
Cash flow hedges	647	720	(2,323)
Other Comprehensive income (loss), net of reclassification adjustments, Total	12,026	38,150	(70,409)
Income tax expense (benefit) attributable to continuing operations and other comprehensive income (loss), net of reclassification adjustments	¥ 141,101	¥ 186,121	¥ 434,840

Income Taxes (Reconciliations between the Combined Statutory Income Tax Rate and the Effective Income Tax Rate) (Details)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes
Combined statutory income tax rate	40.60%	40.60%	(40.60%)
Equity in net loss of affiliated companies	1.90%	37.10%	22.70%
Impairment of investments in affiliated companies	0.00%	9.70%	1.60%
Change in excess amounts over tax basis of investments in subsidiaries and affiliated companies	(4.20%)	(0.90%)	(18.30%)
Adjustment on sale of investments in subsidiaries and affiliated companies	(5.60%)	0.00%	0.50%
Expenses not deductible for tax purposes	3.30%	35.60%	5.40%
Impairment of goodwill	0.40%	4.60%	3.40%
Change in valuation allowance	2.00%	125.50%	204.10%
Difference in statutory tax rates of foreign subsidiaries	(8.80%)	(20.80%)	(4.00%)
Other, net	0.30%	1.30%	(0.50%)
Effective income tax rate	29.90%	232.70%	174.30%

Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Income Taxes
Retirement and severance benefits	¥ 399,611	¥ 406,838
Accrued expenses	301,603	292,644
Property, plant and equipment, due to differences in depreciation	62,030	63,534
Investment in securities	49,556	68,158
Net operating loss carryforwards	295,487	273,549
Other	218,621	226,134
Deferred tax assets, gross, total	1,326,908	1,330,857
Valuation allowance	(1,050,979)	(1,076,848)
Deferred tax assets, net, total	275,929	254,009
Deferred profit on sale of properties	(25,547)	(27,955)
Tax purpose reserves regulated by Japanese tax laws	(6,588)	(6,961)
Other	(92,595)	(79,329)
Deferred Tax Liabilities, Total	(124,730)	(114,245)
Net deferred tax asset	¥ 151,199	¥ 139,764

Income Taxes (Components of Deferred Tax Assets) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Income Taxes
Prepaid expenses and other current assets	¥ 130,733	¥ 130,071
Other assets	130,862	114,113
Other current liabilities	(8,526)	(7,317)
Other Liabilities	(101,870)	(97,103)
Net deferred tax asset	¥ 151,199	¥ 139,764

Short-term and Long-term Debt (Narrative) (Details) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Aug. 28, 2007	Mar. 31, 2011 Minimum [Member] Bonds Due 2014 [Member]	Mar. 31, 2011 Maximum [Member] Bonds Due 2014 [Member]	Mar. 31, 2011 Bonds Due 2014 [Member]	Dec. 31, 2009 Bonds Due 2014 [Member]	Mar. 31, 2011 Minimum [Member] Bonds Due 2016 [Member]	Mar. 31, 2011 Bonds Due 2016 [Member]	Sep. 30, 2007 Bonds Due 2016 [Member]	Mar. 31, 2011 Minimum [Member] Bonds Due 2019 [Member]	Mar. 31, 2011 Bonds Due 2019 [Member]	Sep. 30, 2007 Bonds Due 2019 [Member]
Short-term Debt, Weighted Average Interest Rate	0.30%	0.40%
Short-term debt related to sales pursuant ASC860	¥ 2,390	¥ 2,449
Long-term debt related to sales pursuant ASC860		52,650
Convertible debt							¥ 100,000			¥ 20,000			¥ 20,000
Convertible, earliest date						January 4, 2010			September 27, 2007			September 27, 2007
Convertible, latest date						December 10, 2014			August 30, 2016			August 30, 2019
Days of continuous trading	20					20			30
Percent paid for conversion on continuous trading days				130.00%				120.00%			120.00%
Convertible conversion	rate of ¥100 per ¥100 of each bond
Convertible conversion price				¥ 238	¥ 317	¥ 317			¥ 2,056			¥ 2,042
Closing price			¥ 1,344
Company required to pay percent of principal amount									100.00%			100.00%
Redemption price percent of principal									100.00%			100.00%

Short-term and Long-term Debt (Schedule of Short-term Debt) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Short-term Borrowings	¥ 472,588	¥ 451,451
Borrowings, mainly from banks [Member]
Short-term Borrowings	395,856	388,809
Commercial Paper [Member]
Short-term Borrowings	66,105	46,377
Borrowings from affiliates [Member]
Short-term Borrowings	¥ 10,627	¥ 16,265

Short-term and Long-term Debt (Schedule of Long-term Debt Instruments) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Long-term Debt, Total	¥ 1,638,529	¥ 1,915,692
Current portion of long-term debt	338,218	303,730
Long-term debt noncurrent	1,300,311	1,611,962
Capital Lease Obligations [Member]
Long-term Debt, Total	36,318	33,919
First Unsecured Notes And Debentures [Member]
Unsecured debt	80,000	80,000
Interest rate	0.72%
Second Unsecured Notes And Debentures [Member]
Unsecured debt		49,898
Interest rate	0.70%
Third Unsecured Notes And Debentures [Member]
Unsecured debt	49,989	49,987
Interest rate	1.56%
Fourth Unsecured Notes And Debentures [Member]
Unsecured debt		5,000
Interest rate	0.74%
Fifth Unsecured Notes And Debentures [Member]
Unsecured debt	363,233	457,726
Interest rate, minimum	0.55
Interest rate, maximum	2.17
Third Unsecured Convertible Debentures [Member]
Convertible debt	99,360	99,998
Interest rate	0.10%
Fourth Unsecured Convertible Debentures [Member]
Convertible debt	20,105	40,000
Interest rate	0.00%
First Loans, Principally From Banks And Insurance Companies [Member]
Secured debt	19,041	68,841
Interest rate, minimum	1.89
Interest rate, maximum	5.4
Second Loans, Principally From Banks And Insurance Companies [Member]
Unsecured debt	¥ 970,483	¥ 1,030,323
Interest rate, minimum	0.25
Interest rate, maximum	6.97

Short-term and Long-term Debt (Schedule of Maturities of Long-term Debt) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Short-term and Long-term Debt
2013	¥ 365,195
2014	261,268
2015	381,389
2016	97,180
Thereafter	195,279
Long-term debt noncurrent	¥ 1,300,311	¥ 1,611,962

Retirement and Severance Benefits (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Retirement and Severance Benefits
Defined Benefit Plan, Other Information	The Company and certain subsidiaries adopted cash balance plans, and certain subsidiaries amended certain of their defined benefit plans to cash balance plans during the years ended March 31, 2011, 2010 and 2009.
Defined Benefit Plan, Accumulated Benefit Obligation	¥ 2,102,801	¥ 2,107,093
Defined Benefit Plan, Target Allocation Percentage of Assets, Equity Securities	30.00%
Defined Benefit Plan, Target Allocation Percentage of Assets, Debt Securities	45.00%
Defined Benefit Plan, Target Allocation Percentage of Assets, Other	25.00%
Defined Contribution Plan, Cost Recognized	18,593	18,758	18,059
Expected contribution for defined benefit plans	¥ 116,985

Retirement and Severance Benefits (Net periodic benefit cost for the funded benefit pension plans and the unfunded lump-sum payment plan) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Retirement and Severance Benefits
Service cost	¥ 71,881	¥ 71,777	¥ 72,064
Interest cost	54,036	55,352	54,701
Expected return on plan assets for the period	(35,741)	(33,564)	(45,804)
Amortization of prior service benefit	(23,614)	(22,005)	(21,103)
Amortization of actuarial loss	89,549	96,399	71,857
Transfer to defined contribution pension plan	1,806	39	(1,289)
Curtailments (gain) loss	1,082	(227)
Settlements loss		603
Employees' contributions	(162)	(164)	(489)
Net periodic benefit cost	¥ 158,837	¥ 168,210	¥ 129,937

Retirement and Severance Benefits (Estimated Prior Service Cost and Actuarial Loss) (Details) (JPY ¥) In Millions	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Retirement and Severance Benefits
Prior service benefit	¥ (22,964)	¥ (129,918)	¥ (153,502)
Actuarial loss	¥ 94,364	¥ (618,905)	¥ (655,669)

Retirement and Severance Benefits (Reconciliations of Beginning and Ending Balances of the Benefit Obligation and the Fair Value of Plan Assets) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Employers' contributions	¥ 116,985
Service cost	71,881	71,777	72,064
Interest cost	54,036	55,352	54,701
Actuarial loss	89,549	96,399	71,857
Transfer to defined contribution pension plan	1,806	39	(1,289)
Curtailments	1,082	(227)
Funded status	(912,760)	(924,316)
Benefit Obligation Change [Member]
Benefit obligation at beginning of year	2,193,449	2,205,459
Service cost	71,881	71,777
Interest cost	54,036	55,352
Plan amendments	993	275
Actuarial loss	24,422	26,734
Benefits paid	(144,528)	(160,046)
Acquisitions and divestitures	3,329	396
Transfer to defined contribution pension plan	(9,355)	(996)
Curtailments	644	129
Settlements		(3,956)
Foreign currency exchange rate changes	(6,386)	(1,675)
Benefit obligation at end of year	2,188,485	2,193,449
Plan Assets Change [Member]
Beginning balance	1,269,133	1,123,646
Actual return on plan assets	3,539	169,004
Employers' contributions	110,439	100,299
Employees' cash contributions	162	164
Benefits paid	(106,084)	(117,835)
Acquisitions and divestitures	4,944	270
Transfer to defined contribution pension plan	(1,547)	(954)
Settlements		(3,956)
Foreign currency exchange rate changes	(4,861)	(1,505)
Ending balance	¥ 1,275,725	¥ 1,269,133

Retirement and Severance Benefits (Amounts Recognized in the Consolidated Balance Sheets) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Accrued expenses	¥ (933,918)	¥ (919,849)
Retirement and severance benefits	(891,815)	(905,183)
Defined benefit plan [Member]
Other assets	9,785	11,409
Accrued expenses	(30,730)	(30,542)
Retirement and severance benefits	(891,815)	(905,183)
Defined Benefit Plan, Amounts Recognized in Balance Sheet, Total	¥ (912,760)	¥ (924,316)

Retirement and Severance Benefits (Amounts recognized in accumulated other comprehensive loss) (Details) (JPY ¥) In Millions	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Retirement and Severance Benefits
Prior service benefit	¥ (22,964)	¥ (129,918)	¥ (153,502)
Actuarial loss	(94,364)	618,905	655,669
Total		¥ 488,987	¥ 502,167

Retirement and Severance Benefits (Weighted-average assumptions) (Details)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Discount rate	2.40%	2.50%
Rate of compensation increase	2.60%	2.60%
Pension Costs [Member]
Discount rate	2.50%	2.60%	2.50%
Expected long-term return on plan assets	2.90%	3.00%	3.40%
Rate of compensation increase	2.60%	2.70%	2.70%

Retirement and Severance Benefits (Information for pension plans with accumulated benefit obligations in excess of plan assets and pension plans with projected benefit obligations in excess of plan assets) (Details) (JPY  ¥)
In Millions	Mar. 31, 2011	Mar. 31, 2010
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥ 1,874,847	¥ 1,917,053
Plan assets	1,028,469	1,058,941
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	2,004,552	2,061,648
Plan assets	¥ 1,082,007	¥ 1,125,923

Retirement and Severance Benefits (Plan assets that are measured at fair value) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008	Mar. 31, 2011 Government Debt Securities [Member] Overseas-listed stocks [Member]	Mar. 31, 2011 Corporate Debt Securities [Member] Overseas-listed stocks [Member]	Mar. 31, 2010 Corporate Debt Securities [Member] Overseas-listed stocks [Member]	Mar. 31, 2011 Overseas-listed stocks [Member]	Mar. 31, 2011 Government Debt Securities [Member] Japan-listed stocks [Member]	Mar. 31, 2010 Government Debt Securities [Member] Japan-listed stocks [Member]	Mar. 31, 2011 Corporate Debt Securities [Member] Japan-listed stocks [Member]	Mar. 31, 2010 Corporate Debt Securities [Member] Japan-listed stocks [Member]	Mar. 31, 2011 Japan-listed stocks [Member]	Mar. 31, 2010 Japan-listed stocks [Member]	Mar. 31, 2011 Stock Compensation Plan [Member]	Mar. 31, 2011 Government Debt Securities [Member]	Mar. 31, 2010 Government Debt Securities [Member]	Mar. 31, 2011 Corporate Debt Securities [Member]	Mar. 31, 2010 Corporate Debt Securities [Member]	Mar. 31, 2011 Other Assets [Member]	Mar. 31, 2010 Other Assets [Member]	Mar. 31, 2011 Total Plan Assets [Member]		Mar. 31, 2010 Total Plan Assets [Member]		Mar. 31, 2011 Level 1 [Member]		Mar. 31, 2010 Level 1 [Member]		Mar. 31, 2011 Level 2 [Member]		Mar. 31, 2010 Level 2 [Member]		Mar. 31, 2011 Level 3 [Member]		Mar. 31, 2010 Level 3 [Member]		Mar. 31, 2009 Level 3 [Member]
Equity securities																						¥ 112,808	[1]	¥ 132,255	[1]	¥ 108,888	[1]	¥ 131,264	[1]	¥ 3,920	[1]	¥ 991	[1]		[1]		[1]
Government and municipal debt securities																						118,165	[2]	190,906	[2]	113,182	[2]	183,077	[2]	4,983	[2]	7,829	[2]		[2]		[2]
Corporate and other debt securities																						62,148	[3]	50,770	[3]		[3]		[3]	31,048	[3]	31,277	[3]	31,100	[3]	19,493	[3]
Hedge funds																						55,359	[4]	57,642	[4]		[4]		[4]	13,014	[4]	8,256	[4]	42,345	[4]	49,386	[4]
Securitization products																						34,087	[5]	29,262	[5]		[5]		[5]		[5]		[5]	34,087	[5]	29,262	[5]
Cash and cash equivalents	554,810	577,584	807,926	560,960																		25,457		20,038		25,457		20,038
Life insurance company general accounts																						116,558	[6]	85,298	[6]		[6]		[6]	116,558	[6]	85,298	[6]		[6]		[6]
Commingled funds																						703,279	[7]	661,672	[7]		[7]		[7]	666,127	[7]	624,190	[7]	37,152	[7]	37,482	[7]
Other																						47,864		41,290		37,240		26,857		6,974		9,511		3,650		4,922
Defined Benefit Plan, Fair Value of Plan Assets																						¥ 1,275,725		¥ 1,269,133		¥ 284,767		¥ 361,236		¥ 842,624		¥ 767,352		¥ 148,334		¥ 140,545		¥ 154,260
Defined Benefit Plan, Target Allocation Percentage of Assets, Equity Securities	30.00%							25.00%					75.00%	85.00%
Defined Benefit Plan, Target Allocation Percentage of Assets, Debt Securities	45.00%				20.00%	75.00%	70.00%		80.00%	80.00%	25.00%	30.00%
Defined Benefit Plan, Target Allocation Percentage of Assets, Commingled															35.00%	40.00%	35.00%	10.00%	10.00%	15.00%	20.00%

[1]	Approximately 75 percent and 85 percent of equity securities are invested in Japan-listed stocks as of March 31, 2011 and 2010, respectively. Approximately 25 percent and 15 percent of equity securities are invested in stocks listed overseas as of March 31, 2011 and 2010, respectively. Equity securities are primarily valued at quoted market prices.
[2]	Approximately 80 percent of government and municipal debt securities are invested in bonds issued in Japan and primarily consist of Japanese government bonds as of March 31, 2011 and 2010. Approximately 20 percent of government and municipal debt securities are invested in bonds issued in overseas markets and primarily consist of foreign government bonds as of March 31, 2011 and 2010. Government and municipal debt securities are primarily valued at prices provided by the securities industry, the industrial associations in each country, or prices which are calculated on the basis of market interest rates.
[3]	Approximately 25 percent and 30 percent of corporate and other debt securities are invested in bonds issued in Japan as of March 31, 2011 and 2010, respectively. Approximately 75 percent and 70 percent of corporate and other debt securities are invested in bonds issued in overseas markets as of March 31, 2011 and 2010, respectively. Corporate and other debt securities are mainly valued at prices provided by the securities industry, the industrial associations in each country, or prices which are calculated on the basis of market interest rates. If these values are not available, corporate and other debt securities are valued at theoretical prices, taking into consideration the interest rates of government bonds of the related countries, swap interest rates and credit risks.
[4]	Hedge funds are invested primarily in relative value strategy funds, event driven funds, equity long/short funds, and macroeconomic and Commodity Trading Advisor (CTA) funds. Hedge funds are valued using the Net Asset Value (NAV) provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of units outstanding.
[5]	Securitization products are invested primarily in collateralized loan obligations. These investments are valued at prices provided by financial institutions. The Company corroborates the prices, taking into consideration primarily the market values of the underlying loans, the market values of similar debt securities, and the future expected default rates and recovery rates of the collateralized loans.
[6]	Life insurance company general accounts are valued at conversion value at the end of the period.
[7]	Commingled funds represent pooled institutional investments. Approximately 35 percent of commingled funds are invested in listed stocks as of March 31, 2011 and 2010, 40 percent and 35 percent in government and municipal debt securities as of March 31, 2011 and 2010, respectively, 10 percent in corporate and other debt securities as of March 31, 2011 and 2010, and 15 percent and 20 percent in other assets as of March 31, 2011 and 2010, respectively. Commingled funds are valued at their NAV provided by the administrators of the funds, which are based on the value of the underlying assets owned by the funds, divided by the number of units outstanding.

Retirement and Severance Benefits (Reconciliation of the beginning and ending balances of Level 3 assets) (Details) (Level 3 [Member], JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Beginning balance	¥ 140,545	¥ 154,260
Actual return on plan assets still held at the reporting date	5,614	16,471
Realized gain or loss on plan assets sold during the period	894	(491)
Purchases, sales, and settlements	1,580	(29,596)
Transfer in and/or out of Level 3	94
Foreign currency exchange	(393)	(99)
Ending balance	148,334	140,545
Corporate Debt Securities [Member]
Beginning balance	19,493	5,952
Actual return on plan assets still held at the reporting date	197	123
Realized gain or loss on plan assets sold during the period	12	87
Purchases, sales, and settlements	11,434	13,446
Transfer in and/or out of Level 3	133
Foreign currency exchange	(169)	(115)
Ending balance	31,100	19,493
Hedge Funds [Member]
Beginning balance	49,386	82,161
Actual return on plan assets still held at the reporting date	2,082	8,574
Realized gain or loss on plan assets sold during the period	(370)	227
Purchases, sales, and settlements	(8,723)	(41,583)
Transfer in and/or out of Level 3
Foreign currency exchange	(30)	7
Ending balance	42,345	49,386
Securitization products [Member]
Beginning balance	29,262	16,097
Actual return on plan assets still held at the reporting date	7,283	14,496
Realized gain or loss on plan assets sold during the period	1,090	342
Purchases, sales, and settlements	(3,452)	(1,677)
Transfer in and/or out of Level 3	(71)
Foreign currency exchange	(25)	4
Ending balance	34,087	29,262
Commingled funds [Member]
Beginning balance	37,482	44,063
Actual return on plan assets still held at the reporting date	(3,485)	(6,193)
Realized gain or loss on plan assets sold during the period	(375)	(1,056)
Purchases, sales, and settlements	3,660	665
Transfer in and/or out of Level 3	32
Foreign currency exchange	(162)	3
Ending balance	37,152	37,482
Other Assets [Member]
Beginning balance	4,922	5,987
Actual return on plan assets still held at the reporting date	(463)	(529)
Realized gain or loss on plan assets sold during the period	537	(91)
Purchases, sales, and settlements	(1,339)	(447)
Transfer in and/or out of Level 3
Foreign currency exchange	(7)	2
Ending balance	¥ 3,650	¥ 4,922

Retirement and Severance Benefits (Benefit payments to be paid) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Retirement and Severance Benefits
2012	¥ 138,777
2013	133,341
2014	119,437
2015	124,694
2016	124,962
2017-2021	¥ 620,220

Common Stock (Narrative) (Details) In Billions	Mar. 31, 2011
Common Stock
Common Stock, Shares Authorized	10

Common Stock (Common Stock) (Details) (JPY ¥) In Millions, except Share data	12 Months Ended
	Mar. 31, 2010	Mar. 31, 2011	Mar. 31, 2009
Balance, shares	4,518,132,365	4,520,144,964
Balance	¥ 408,810	¥ 409,129
Issuance of common stock	252,420
Common stock (notes 9 and 11)
Balance, shares	4,518,132,365	4,520,144,964	3,368,126,056
Balance	408,810	409,129	282,033
Issuance of common stock	126,776
Issuance of common stock, shares	1,150,000,000
Conversion of convertible bonds, shares	6,309	2,012,599
Conversion of Stock, Amount Converted	¥ 1	¥ 319

Capital Surplus (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Capital Surplus
Noncontrolling Interest, Period Increase (Decrease)	¥ 8,667	¥ 193,880

Capital Surplus (Capital Surplus) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Capital Surplus
Net income (loss) attributable to Hitachi, Ltd.	¥ 238,869	¥ (106,961)	¥ (787,337)
Decrease in capital surplus for purchase of five listed subsidiaries' ownership interests to convert them into wholly owned subsidiaries	(6,713)	(58,175)
Other	(1,516)	(6,823)
Net transfers from (to) noncontrolling interests	(8,229)	(64,998)
Change from net income (loss) attributable to Hitachi, Ltd. and transfers from (to) noncontrolling interests	¥ 230,640	¥ (171,959)

Legal Reserve and Retained Earnings, and Dividends (Narrative) (Details) (JPY ¥)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2009
Legal Reserve and Retained Earnings, and Dividends
Dividends to be appropriated as capital surplus, percent	10.00%
Equivalent of common stock for capital surplus, percent	25.00%
Dividends, per share	¥ 3
Dividends, amount	¥ 13,553,000,000
Dividends, Cash	¥ 8	¥ 3

Treasury Stock (Treasury Stock Changes) (Details) (JPY ¥) In Millions, except Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008
Balance, Amount	¥ 1,371	¥ 26,151
Acquisition for treasury, Amount	183	115	858
Sales of treasury stock, Amount	(15,429)	(65)	(564)
Treasury stock, at cost (note 14)
Balance, Shares	2,544,077	44,014,251	43,973,964	43,727,729
Balance, Amount	1,371	26,151	26,237	26,130
Acquisition for treasury, Shares	456,705	376,025	1,500,226
Acquisition for treasury, Amount	183	115	858
Sales of treasury stock, Shares	(41,926,879)	(335,738)	(1,253,991)
Sales of treasury stock, Amount	¥ (24,963)	¥ (201)	¥ (751)

Accumulated Other Comprehensive Loss (Schedule of Accumulated Other Comprehensive Income) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Balance at beginning of year	¥ (432,057)
Effect of consolidation of securitization entities upon initial adoption of the amended provisions of ASC 810	(4,962)
Other comprehensive income (loss), net of reclassification adjustment, Foreign Currency Transaction and Translation	(69,194)	4,289	(110,899)
Pension liability adjustments	15,852	141,761	(184,153)
Other comprehensive income (loss), net of reclassification adjustment, Net unrealized holding gain on available-for-sale securities	(5,728)	23,209	(22,855)
Other comprehensive income (loss), net of reclassification adjustment, Cash flow hedges	1,233	(833)	(2,031)
Other comprehensive income (loss), net of reclassification adjustments	(57,837)	168,426	(319,938)
Net transfer from (to) noncontrolling interests, Foreign currency translation adjustments	(18,185)	2,618	(33,671)
Net transfer from (to) noncontrolling interests, Pension liability	(224)	(22,262)	28,942
Net transfer from (to) noncontrolling interests, Net unrealized holding gain on available-for-sale securities	376	5,467	(3,502)
Net transfer from (to) noncontrolling interests, Cash flow hedges	755	162	(1,553)
Net transfer from (to) noncontrolling interests	(16,830)	30,509	(67,668)
Balance at end of year	(493,062)	(432,057)
Foreign currency translation adjustments [Member]
Balance at beginning of year	(182,783)	(179,737)	(69,222)
Other comprehensive income (loss), net of reclassification adjustment, Foreign Currency Transaction and Translation	(69,194)	4,289	(110,899)
Net transfer from (to) noncontrolling interests, Foreign currency translation adjustments	(229)	(7,335)	384
Balance at end of year	(252,206)	(182,783)	(179,737)
Pension liability adjustments [Member]
Balance at beginning of year	(272,410)	(405,082)	(221,007)
Pension liability adjustments	15,852	141,761	(184,153)
Net transfer from (to) noncontrolling interests, Pension liability	(8)	(9,089)	78
Balance at end of year	(256,566)	(272,410)	(405,082)
Net unrealized holding gain on available-for-sale securities [Member]
Balance at beginning of year	25,564	12	22,581
Effect of consolidation of securitization entities upon initial adoption of the amended provisions of ASC 810	(2,977)
Other comprehensive income (loss), net of reclassification adjustment, Net unrealized holding gain on available-for-sale securities	(5,728)	23,209	(22,855)
Net transfer from (to) noncontrolling interests, Net unrealized holding gain on available-for-sale securities	46	2,343	286
Balance at end of year	16,905	25,564	12
Cash flow hedges [Member]
Balance at beginning of year	(2,428)	(1,544)	450
Other comprehensive income (loss), net of reclassification adjustment, Cash flow hedges	1,233	(833)	(2,031)
Net transfer from (to) noncontrolling interests, Cash flow hedges		(51)	37
Balance at end of year	(1,195)	(2,428)	(1,544)
Total accumulated other comprehensive loss [Member]
Balance at beginning of year	(432,057)	(586,351)	(267,198)
Effect of consolidation of securitization entities upon initial adoption of the amended provisions of ASC 810	(2,977)
Other comprehensive income (loss), net of reclassification adjustments	(57,837)	168,426	(319,938)
Net transfer from (to) noncontrolling interests	(191)	(14,132)	785
Balance at end of year	¥ (493,062)	¥ (432,057)	¥ (586,351)

Accumulated Other Comprehensive Loss (Schedule of Reclassification Adjustments of Other Comprehensive Income) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Accumulated Other Comprehensive Loss
Foreign currency translation adjustments, Before-tax	¥ (90,643)	¥ 8,487	¥ (144,317)
Foreign currency translation adjustments, Net-of-tax	(90,643)	8,487	(144,317)
Pension liability adjustments, Before-tax	(55,048)	116,184	(318,557)
Pension liability adjustments, Tax benefit (expense)	26,580	3,979	73,589
Pension liability adjustments, Net-of-tax	(28,468)	120,163	(244,968)
Net unrealized holding gain on available-for-sale securities, Before-tax	(10,045)	40,295	(68,652)
Net unrealized holding gain on available-for-sale securities, Tax benefit (expense)	4,833	(11,758)	26,158
Net unrealized holding gain on available-for-sale securities, Net-of-tax	(5,212)	28,537	(42,494)
Cash flow hedges, Before-tax	74	(308)	(6,854)
Cash flow hedges, Tax Benefit (expense)	(177)	(1,173)	2,446
Cash flow hedges, Net-of-tax	(103)	(1,481)	(4,408)
Other Comprehensive Income Before Reclassification Adjustment Before Tax Total	(155,662)	164,658	(538,380)
Other Comprehensive Income Before Reclassification Adjustment Tax Total	31,236	(8,952)	102,193
Other Comprehensive Income Before Reclassification Adjustment Net-of-Tax Total	(124,426)	155,706	(436,187)
Foreign currency translation adjustments, Before-tax, Adjustment	3,264	(1,580)	(253)
Foreign currency translation adjustments, Net-of-tax, Adjustment	3,264	(1,580)	(253)
Pension liability adjustments, Before-tax, Adjustment	78,505	73,776	53,186
Pension liability adjustments, Tax benefit (expense), Adjustment	(33,961)	(29,916)	(21,313)
Pension liability adjustments, Net-of-tax, Adjustment	44,544	43,860	31,873
Net unrealized holding gain on available-for-sale securities, Before-tax, Adjustment	(244)	236	27,134
Net unrealized holding gain on available-for-sale securities, Tax benefit (expense), Adjustment	104	(97)	(10,997)
Net unrealized holding gain on available-for-sale securities, Net-of-tax, Adjustment	(140)	139	16,137
Cash flow hedges, Before-tax, Adjustment	2,550	258	900
Cash flow hedges, Tax Benefit (expense), Adjustment	(459)	552	(76)
Cash flow hedges, Net-of-tax, Adjustment	2,091	810	824
Other Comprehensive Income Reclassification Adjustment Before Tax Total	84,075	72,690	80,967
Other Comprehensive Income Reclassification Adjustment Tax Total	(34,316)	(29,461)	(32,386)
Other Comprehensive Income Reclassification Adjustment Net-of-Tax Total	49,759	43,229	48,581
Foreign currency translation adjustments, Before-tax, Net-of-reclassification adjustments	(87,379)	6,907	(144,570)
Foreign currency translation adjustments, Net-of-tax, Net-of-reclassification adjustments	(87,379)	6,907	(144,570)
Pension liability adjustments, Before-tax, Net-of-reclassification adjustments	23,457	189,960	(265,371)
Pension liability adjustments, Tax benefit (expense), Net-of-reclassification adjustments	(7,381)	(25,937)	52,276
Pension liability adjustments, Net-of-tax, Net-of-reclassification adjustments	16,076	164,023	(213,095)
Net unrealized holding gain on available-for-sale securities, Before-tax, Net-of-reclassification adjustments	(10,289)	40,531	(41,518)
Net unrealized holding gain on available-for-sale securities, Tax benefit (expense), Net-of-reclassification adjustments	4,937	(11,855)	15,161
Net unrealized holding gain on available-for-sale securities, Net-of-tax, Net-of-reclassification adjustments	(5,352)	28,676	(26,357)
Cash flow hedges, Before-tax, Net-of-reclassification adjustments	2,624	(50)	(5,954)
Cash flow hedges, Tax Benefit (expense), Net-of-reclassification adjustments	(636)	(621)	2,370
Cash flow hedges, Net-of-tax, Net-of-reclassification adjustments	1,988	(671)	(3,584)
Other Comprehensive Income (Loss), net of reclassification adjustments, before Tax, Total	(71,587)	237,348	(457,413)
Other Comprehensive Income (Loss), net of reclassification adjustments, Tax, Total	(3,080)	(38,413)	69,807
Total other comprehensive income (loss) arising during the year	¥ (74,667)	¥ 198,935	¥ (387,606)

Pledged Assets (Narrative) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Pledged Assets
Restricted Cash and Cash Equivalents	¥ 2,661	¥ 4,168

Pledged Assets (Schedule of Pledged Assets) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Pledged Assets, Not Separately Reported, Other	¥ 24,183
Cash and Cash Equivalents [Member]
Pledged Assets, Not Separately Reported, Other	1,425
Other Current Asset [Member]
Pledged Assets, Not Separately Reported, Other	896
Investments and Advances [Member]
Pledged Assets, Not Separately Reported, Other	562
Land [Member]
Pledged Assets, Not Separately Reported, Other	1,684
Buildings [Member]
Pledged Assets, Not Separately Reported, Other	4,664
Machinery and equipment [Member]
Pledged Assets, Not Separately Reported, Other	14,940
Other Assets [Member]
Pledged Assets, Not Separately Reported, Other	¥ 12

Commitments and Contingencies (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011 Unused lines of Credit [Member]	Mar. 31, 2011 Collateralized Loan Obligations [Member]	May 31, 2009 Hokuriku Electric Power Company [Member]	Sep. 30, 2008 Chubu Electric Power Co. [Member]
Contingently liable for loan guarantees	¥ 50,592		¥ 13,226
Maximum potential future payments	393,729
Unused lines of credit		400,078
Unused availability short term line of credit		200,000
Unused availability of line of credit		100,000
Outstanding commitments for the purchase of property, plant and equipment	38,819
Transfer of export receivables	7,382
Compensation for consequential losses				¥ 33,701	¥ 41,800

Commitments and Contingencies (Revolving Lines of Credit) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Commitments and Contingencies
Total commitment available	¥ 11,289
Less amount utilized	1,087
Balance available	¥ 10,202

Commitments and Contingencies (Trade Notes Discounted and Endorsed) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Commitments and Contingencies
Notes discounted	¥ 3,593	¥ 3,497
Notes endorsed	1,851	2,538
Notes, Total	¥ 5,444	¥ 6,035

Commitments and Contingencies (Product Warranties) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Commitments and Contingencies
Balance at beginning of year	¥ 56,957	¥ 60,449	¥ 73,715
Expense recognized upon issuance of warranties	20,755	20,806	34,990
Usage	(19,219)	(21,696)	(43,369)
Other, including effect of foreign currency translation	(3,164)	(2,602)	(4,887)
Balance at end of year	¥ 55,329	¥ 56,957	¥ 60,449

Impairment Losses for Long-Lived Assets (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Impairment losses for long-lived assets	¥ 35,170	¥ 25,196	¥ 128,400
Components and Devices Segment [Member]
Impairment losses for long-lived assets	16,561	18,611	12,022
High Functional Materials and Components Segment [Member]
Impairment losses for long-lived assets	10,956		12,888
Information and Telecommunication Systems Segment [Member]
Impairment losses for long-lived assets			15,752
Automotive Systems Segment [Member]
Impairment losses for long-lived assets			29,240
Digital Media and Consumer Products Segment [Member]
Impairment losses for long-lived assets			¥ 51,695

Restructuring Charges (Narrative) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008	Mar. 31, 2010 Special Termination Benefits [Member] Automotive Systems [Member]	Mar. 31, 2009 Special Termination Benefits [Member] Automotive Systems [Member]	Mar. 31, 2010 Special Termination Benefits [Member] High Functional Materials & Components [Member]	Mar. 31, 2009 Special Termination Benefits [Member] High Functional Materials & Components [Member]	Mar. 31, 2009 Special Termination Benefits [Member] Components & Devices [Member]	Mar. 31, 2010 Special and One-Time Termination Benefits [Member] Components & Devices [Member]	Mar. 31, 2010 High Functional Materials & Components [Member]	Mar. 31, 2009 High Functional Materials & Components [Member]	Mar. 31, 2010 Components & Devices [Member]	Mar. 31, 2009 Components & Devices [Member]
Restructuring charges reportable segment					¥ 7,731	¥ 5,717	¥ 4,010	¥ 4,069	¥ 2,230	¥ 4,144	¥ 4,426	¥ 4,252	¥ 4,182	¥ 3,286
Restructuring liabilities	¥ 3,358	¥ 8,170	¥ 7,543	¥ 8,952		¥ 3,164	¥ 787	¥ 1,050	¥ 937	¥ 3,054

Restructuring Charges (Components and Related Amounts of Restructuring Charges) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Restructuring Charges
Special and one-time termination benefits	¥ 5,653	¥ 24,191	¥ 21,517
Loss on fixed assets	104	963	1,410
Restructuring charges, total	¥ 5,757	¥ 25,154	¥ 22,927

Restructuring Charges (Analysis of Accrued Special and One-time Termination Benefits) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Restructuring Charges
Balance at beginning of the year	¥ 8,170	¥ 7,543	¥ 8,952
New charges	5,653	24,191	21,517
Cash payments	(10,374)	(23,548)	(22,449)
Foreign currency exchange rate changes	(91)	(16)	(477)
Balance at end of the year	¥ 3,358	¥ 8,170	¥ 7,543

Other Income and Other Deductions (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2009
Other Income and Other Deductions
Gain on the bargain purchase	¥ 8,684
Gain on sale of business		¥ 5,203

Other Income and Other Deductions (Table) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Other Income and Other Deductions
Net gain (loss) on securities	¥ 61,046	¥ (1,220)	¥ (44,077)
Net loss on sale and disposal of rental assets and other property	(3,161)	(20,202)	(21,292)
Exchange gain (loss)	¥ (9,508)	¥ 186	¥ (37,259)

Net Income Per Share Information (Schedule of Earnings Per Share Reconciliation) (Details) (JPY ¥)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Net Income Attributable to Hitachi, Ltd. stockholders Per Share Information
Weighted average number of shares on which basic net income (loss) per share is calculated	4,515,932,415	3,662,578,076	3,323,996,973
Effect of dilutive securities:
Unsecured convertible bonds (due 2014)	315,249,850
Unsecured convertible bonds (due 2014)	¥ 72,000,000
Other	(368,000,000)	0	(8,000,000)
Number of shares on which diluted net income (loss) per share is calculated	4,831,182,265	3,662,578,076	3,323,996,973
Net income (loss) attributable to Hitachi, Ltd. stockholders	238,869,000,000	(106,961,000,000)	(787,337,000,000)
Net income (loss) attributable to Hitachi, Ltd. stockholders on which diluted net income (loss) per share is calculated	¥ 238,573,000,000	¥ (106,961,000,000)	¥ (787,345,000,000)
Net income (loss) attributable to Hitachi, Ltd. stockholders per share:
Basic	¥ 52.89	¥ (29.2)	¥ (236.86)
Diluted	¥ 49.38	¥ (29.2)	¥ (236.87)

Supplementary Income and Expense Information (Supplementary Income and Expense Information) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Supplementary Income and Expense Information
Shipping and handling costs	¥ 140,240	¥ 124,019	¥ 148,145
Advertising expense	31,170	28,877	38,598
Maintenance and repairs	80,878	72,065	78,242
Rent	131,533	142,077	148,401
Research and development expense	¥ 395,180	¥ 372,470	¥ 416,517

Supplementary Cash Flow Information (Schedule of Cash Flow, Supplemental Disclosures) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash paid during the year for:
Interest	¥ 25,457	¥ 26,706	¥ 34,443
Income taxes	122,057	61,155	177,624
Noncash investing and financial activities:
Capitalized lease assets	40,952	39,398
Noncash investing and financial activities [Member]
Noncash investing and financial activities:
Capitalized lease assets	13,807	5,956	10,299
Conversion of convertible bonds issued by the Company	¥ 638	¥ 2

Derivative Instruments and Hedging Activities (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2009
Shared percentage of sales from overseas between the parent company and its subsidiaries	45.00%
Net gains from hedging instruments excluded from the assessment of fair value hedge effectiveness		¥ 169
Net gains from hedging instruments excluded from the assessment of cash flow hedge effectiveness		2,229
Maximum length of time for exposure	44
Interest charges includes net gain excluded from the assessment of hedge ineffectiveness		553
Forward Exchange Contracts [Member]
Net gain (loss) on sale of derivatives expected next fiscal year	3,675
Interest Rate Swaps [Member]
Net gain (loss) on sale of derivatives expected next fiscal year	(101)
Fair Value Hedge [Member]
Interest charges includes net loss excluded from the assessment of fair value hedge effectiveness		466
Interest Rate Exposure [Member]
Interest charges includes net loss excluded from the assessment of fair value hedge effectiveness		¥ 347

Derivative Instruments and Hedging Activities (Summary of Notional Amounts of Derivatives) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Forward Exchange Contracts [Member] | To Sell Foreign Currencies [Member]
Notional amounts of derivative financial instruments	¥ 228,088	¥ 204,084
Forward Exchange Contracts [Member] | To Buy Foreign Currencies [Member]
Notional amounts of derivative financial instruments	122,653	93,659
Option Contracts [Member]
Notional amounts of derivative financial instruments	7,221	935
Interest Rate Swaps [Member]
Notional amounts of derivative financial instruments	280,951	354,492
To Sell Foreign Currencies [Member] | Cross Currency Swap Agreements [Member]
Notional amounts of derivative financial instruments	96,712	78,381
To Buy Foreign Currencies [Member] | Cross Currency Swap Agreements [Member]
Notional amounts of derivative financial instruments	¥ 100,586	¥ 107,778

Derivative Instruments and Hedging Activities (Effects of Derivative Instruments for Fair Value Hedges on Consolidated Statement of Operations) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Ineffective portion and amount excluded from effectiveness test	¥ 784	¥ 3,611	¥ (1,896)
Forward Exchange Contracts [Member] | Hedging Instruments [Member] | Other Income [Member]
Effective portion of derivatives designated as hedging instruments and related hedged items	8,955	5,871
Forward Exchange Contracts [Member] | Hedging Instruments [Member] | Other Deductions [Member]
Effective portion of derivatives designated as hedging instruments and related hedged items			(6,814)
Hedging Instruments [Member]
Effective portion of derivatives designated as hedging instruments and related hedged items	11,648	(497)	(13,555)
Hedging Instruments [Member] | Interest Charges [Member]
Effective portion of derivatives designated as hedging instruments and related hedged items			(3,115)
Hedging Instruments [Member] | Interest Charges [Member] | Cross Currency Swap Agreements [Member]
Effective portion of derivatives designated as hedging instruments and related hedged items	2,693	(6,368)
Hedging Instruments [Member] | Other Deductions [Member]
Effective portion of derivatives designated as hedging instruments and related hedged items			(590)
Hedging Instruments [Member] | Other Deductions [Member] | Cross Currency Swap Agreements [Member]
Effective portion of derivatives designated as hedging instruments and related hedged items			(3,036)
Related Hedged Items [Member]
Effective portion of derivatives designated as hedging instruments and related hedged items	(11,586)	637	12,399
Related Hedged Items [Member] | Interest Charges [Member] | Long-term Debt [Member]
Effective portion of derivatives designated as hedging instruments and related hedged items	(3,010)	6,514	2,900
Related Hedged Items [Member] | Other Income [Member] | Accounts Receivable and Accounts Payable [Member]
Effective portion of derivatives designated as hedging instruments and related hedged items	(8,576)	(5,877)
Related Hedged Items [Member] | Other Deductions [Member] | Accounts Receivable and Accounts Payable [Member]
Effective portion of derivatives designated as hedging instruments and related hedged items			5,832
Related Hedged Items [Member] | Other Deductions [Member] | Short-term Investments and Short-term Debt [Member]
Effective portion of derivatives designated as hedging instruments and related hedged items			614
Related Hedged Items [Member] | Other Deductions [Member] | Investments and Advances [Member]
Effective portion of derivatives designated as hedging instruments and related hedged items			3,053
Interest Rate Swaps [Member] | Interest Charges [Member]
Ineffective portion and amount excluded from effectiveness test	54	580	(58)
Forward Exchange Contracts [Member] | Other Income [Member]
Ineffective portion and amount excluded from effectiveness test	(682)	(175)
Other Income [Member] | Cross Currency Swap Agreements [Member]
Ineffective portion and amount excluded from effectiveness test	1,412	3,206
Forward Exchange Contracts [Member] | Other Deductions [Member]
Ineffective portion and amount excluded from effectiveness test			227
Other Deductions [Member] | Cross Currency Swap Agreements [Member]
Ineffective portion and amount excluded from effectiveness test			¥ (2,065)

Derivative Instruments and Hedging Activities (Effect of Derivative Instruments for Cash Flow Hedges on Consolidated Statement of Operations) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Gain (loss) recognized in OCI Effective portion of derivatives designated as hedging instruments	¥ 2,287	¥ 1,928	¥ (2,064)
Gain (loss) reclassified from AOCI Effective portion of derivatives designated as hedging instruments	(4,882)	(7,421)	(3,365)
Gain (loss) on derivatives designated as cash flow hedging instruments Ineffective portion and amount excluded from effectiveness test	402	(2,544)	(1,836)
Forward Exchange Contracts [Member]
Gain (loss) recognized in OCI Effective portion of derivatives designated as hedging instruments	(220)	1,323	638
Forward Exchange Contracts [Member] | Other Income [Member]
Gain (loss) reclassified from AOCI Effective portion of derivatives designated as hedging instruments	166	(1,007)	(1,623)
Gain (loss) on derivatives designated as cash flow hedging instruments Ineffective portion and amount excluded from effectiveness test	269	245	(1,598)
Interest Rate Swaps [Member]
Gain (loss) recognized in OCI Effective portion of derivatives designated as hedging instruments	1,879	(2,469)	(1,025)
Interest Rate Swaps [Member] | Interest Charges [Member]
Gain (loss) reclassified from AOCI Effective portion of derivatives designated as hedging instruments	(173)	1,756	830
Gain (loss) on derivatives designated as cash flow hedging instruments Ineffective portion and amount excluded from effectiveness test	67	589	120
Option Contracts [Member]
Gain (loss) recognized in OCI Effective portion of derivatives designated as hedging instruments	781	639	8
Option Contracts [Member] | Other Income [Member]
Gain (loss) reclassified from AOCI Effective portion of derivatives designated as hedging instruments	(701)	(634)	(1,492)
Other Income [Member] | Cross Currency Swap Agreements [Member]
Gain (loss) reclassified from AOCI Effective portion of derivatives designated as hedging instruments	(4,174)	(7,536)	(1,080)
Gain (loss) on derivatives designated as cash flow hedging instruments Ineffective portion and amount excluded from effectiveness test	66	(3,378)	(358)
Cross Currency Swap Agreements [Member]
Gain (loss) recognized in OCI Effective portion of derivatives designated as hedging instruments	¥ (153)	¥ 2,435	¥ (1,685)

Fair Value of Financial Instruments (Schedule of Estimated Fair Values of the Financial Instruments) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Short-term investments	¥ 16,598	¥ 53,575
Non-recourse borrowings of consolidated securitization entities	219,566
Investments	48,144	48,222
Carrying Amounts [Member]
Short-term investments	16,598	53,575
Investments and advances	180,232	200,326
Financial assets transferred to consolidated securitization entities	186,742
Other current assets	255	4,114
Advances and other	33,811	111,303
Long-term debt	(1,638,529)	(1,915,692)
Non-recourse borrowings of consolidated securitization entities	(410,434)
Carrying Amounts [Member] | Forward Exchange Contracts [Member]
Derivatives Effective Portion in Other Current Assets	1,508	2,624
Derivatives Ineffective Portion in Other Current Assets	563	407
Derivatives Effective Portion in Other Assets	111	27
Derivatives Ineffective Portion in Other Assets		22
Derivatives Effective Portion in Other Current Liabilities	(3,813)	(3,480)
Derivatives Ineffective Portion in Other Current Liabilities	(547)	(721)
Derivatives Effective Portion in Other Liabilities	(86)	(103)
Derivatives Ineffective Portion in Other Liabilities
Carrying Amounts [Member] | Interest Rate Swap [Member]
Derivatives Effective Portion in Other Current Assets		3
Derivatives Ineffective Portion in Other Current Assets
Derivatives Effective Portion in Other Assets	1,092	999
Derivatives Ineffective Portion in Other Assets		11
Derivatives Effective Portion in Other Current Liabilities	(323)	(701)
Derivatives Ineffective Portion in Other Current Liabilities	(13)	(142)
Derivatives Effective Portion in Other Liabilities	(2,915)	(4,076)
Derivatives Ineffective Portion in Other Liabilities	(80)	(42)
Carrying Amounts [Member] | Cross Currency Swap Agreements [Member]
Derivatives Effective Portion in Other Current Assets	10,363	5,357
Derivatives Ineffective Portion in Other Current Assets	1,084	3,268
Derivatives Effective Portion in Other Assets	5,805	12,070
Derivatives Ineffective Portion in Other Assets	1,437	2,091
Derivatives Effective Portion in Other Current Liabilities	(268)	(488)
Derivatives Ineffective Portion in Other Current Liabilities	(8)
Derivatives Effective Portion in Other Liabilities	(305)	(228)
Derivatives Ineffective Portion in Other Liabilities	(2,625)	(5,148)
Carrying Amounts [Member] | Option Contracts [Member]
Derivatives Effective Portion in Other Current Assets	28	1
Derivatives Ineffective Portion in Other Current Assets
Derivatives Effective Portion in Other Assets	66
Derivatives Ineffective Portion in Other Assets
Derivatives Effective Portion in Other Current Liabilities	(5)	(6)
Derivatives Ineffective Portion in Other Current Liabilities
Estimated Fair Values [Member]
Short-term investments	16,598	53,575
Investments and advances	180,232	200,326
Financial assets transferred to consolidated securitization entities	196,543
Other current assets	255	4,114
Advances and other	33,811	111,303
Long-term debt, Fair Value	(1,696,722)	(1,954,713)
Non-recourse borrowings of consolidated securitization entities	(413,519)
Estimated Fair Values [Member] | Forward Exchange Contracts [Member]
Derivatives Effective Portion in Other Current Assets	1,508	2,624
Derivatives Ineffective Portion in Other Current Assets	563	407
Derivatives Effective Portion in Other Assets	111	27
Derivatives Ineffective Portion in Other Assets		22
Derivatives Effective Portion in Other Current Liabilities	(3,813)	(3,480)
Derivatives Ineffective Portion in Other Current Liabilities	(547)	(721)
Derivatives Effective Portion in Other Liabilities	(86)	(103)
Derivatives Ineffective Portion in Other Liabilities
Estimated Fair Values [Member] | Interest Rate Swap [Member]
Derivatives Effective Portion in Other Current Assets		3
Derivatives Ineffective Portion in Other Current Assets
Derivatives Effective Portion in Other Assets	1,092	999
Derivatives Ineffective Portion in Other Assets		11
Derivatives Effective Portion in Other Current Liabilities	(323)	(701)
Derivatives Ineffective Portion in Other Current Liabilities	(13)	(142)
Derivatives Effective Portion in Other Liabilities	(2,915)	(4,076)
Derivatives Ineffective Portion in Other Liabilities	(80)	(42)
Estimated Fair Values [Member] | Cross Currency Swap Agreements [Member]
Derivatives Effective Portion in Other Current Assets	10,363	5,357
Derivatives Ineffective Portion in Other Current Assets	1,084	3,268
Derivatives Effective Portion in Other Assets	5,805	12,070
Derivatives Ineffective Portion in Other Assets	1,437	2,091
Derivatives Effective Portion in Other Current Liabilities	(268)	(488)
Derivatives Ineffective Portion in Other Current Liabilities	(8)
Derivatives Effective Portion in Other Liabilities	(305)	(228)
Derivatives Ineffective Portion in Other Liabilities	(2,625)	(5,148)
Estimated Fair Values [Member] | Option Contracts [Member]
Derivatives Effective Portion in Other Current Assets	28	1
Derivatives Ineffective Portion in Other Current Assets
Derivatives Effective Portion in Other Assets	66
Derivatives Ineffective Portion in Other Assets
Derivatives Effective Portion in Other Current Liabilities	(5)	(6)
Derivatives Ineffective Portion in Other Current Liabilities
Derivatives Effective Portion in Other Liabilities
Derivatives Ineffective Portion in Other Liabilities

Fair Value (Fair Value of Assets and Liabilities Measured on a Recurring Basis) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Derivatives, assets	¥ 22,057	¥ 26,880
Subordinated interests resulting from securitization	34,066	115,417
Assets	252,558	395,922
Derivatives, liabilities	(10,988)	(15,135)
Level 1 [Member]
Derivatives, assets
Subordinated interests resulting from securitization
Assets	154,722	206,771
Derivatives, liabilities
Level 1 [Member] | Equity Securities [Member]
Investments in securities	145,069	156,879
Level 1 [Member] | Corporate Debt Securities [Member]
Investments in securities
Level 1 [Member] | Governments Debt Securities [Member]
Investments in securities	3,219	43,989
Level 1 [Member] | Other Debt Securities [Member]
Investments in securities	6,434	5,903
Level 2 [Member]
Derivatives, assets	22,057	26,880
Subordinated interests resulting from securitization
Assets	30,844	44,801
Derivatives, liabilities	(10,988)	(15,135)
Level 2 [Member] | Equity Securities [Member]
Investments in securities	747	2,971
Level 2 [Member] | Corporate Debt Securities [Member]
Investments in securities	5,154	6,426
Level 2 [Member] | Governments Debt Securities [Member]
Investments in securities	13	167
Level 2 [Member] | Other Debt Securities [Member]
Investments in securities	2,873	8,357
Level 3 [Member]
Derivatives, assets
Subordinated interests resulting from securitization	34,066	115,417
Assets	66,992	144,350	149,997
Derivatives, liabilities
Level 3 [Member] | Equity Securities [Member]
Investments in securities
Level 3 [Member] | Corporate Debt Securities [Member]
Investments in securities	32,926	28,933
Level 3 [Member] | Governments Debt Securities [Member]
Investments in securities
Level 3 [Member] | Other Debt Securities [Member]
Investments in securities
Equity Securities [Member]
Investments in securities	145,816	159,850
Corporate Debt Securities [Member]
Investments in securities	38,080	35,359
Governments Debt Securities [Member]
Investments in securities	3,232	44,156
Other Debt Securities [Member]
Investments in securities	¥ 9,307	¥ 14,260

Fair Value (Changes in Level 3 Instruments Measured on a Recurring Basis) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010
Balance at end of year	¥ 252,558		¥ 395,922
Level 3 [Member]
Balance at beginning of year	144,350		149,997
Effect of consolidation of securitization entities upon initial adoption of the amended provisions of ASC 810	(113,651)	[1]
Purchases, sales, issuances and settlements, net	34,346		(11,546)
Included in earnings	546	[2]	3,573	[3]
Included in other comprehensive loss	1,401		2,326
Balance at end of year	66,992		144,350
The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date			3,520
Level 3 [Member] | Corporate Debt Securities [Member]
Balance at beginning of year	28,933		26,532
Purchases, sales, issuances and settlements, net	2,046		(271)
Included in earnings	546	[2]	(15)	[3]
Included in other comprehensive loss	1,401		2,687
Balance at end of year	32,926		28,933
The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date			(14)
Level 3 [Member] | Subordinated Interests resulting from Securitization [Member]
Balance at beginning of year	115,417		123,465
Effect of consolidation of securitization entities upon initial adoption of the amended provisions of ASC 810	(113,651)	[1]
Purchases, sales, issuances and settlements, net	32,300		(11,275)
Included in earnings			3,588	[3]
Included in other comprehensive loss			(361)
Balance at end of year	34,066		115,417
The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date			¥ 3,534

[1]	A portion of subordinated interests resulting from securitization was eliminated because of the consolidation of securitization entities.
[2]	Level 3 gains and losses (realized and unrealized) included in earnings for the year ended March 31, 2011 are reported in other income (deductions) for corporate debt securities and are reported in revenue for subordinated interests resulting from securitization.
[3]	Level 3 gains and losses (realized and unrealized) included in earnings for the year ended March 31, 2010 are reported in other income (deductions) for corporate debt securities and are reported in revenue for subordinated interests resulting from securitization.

Fair Value (Assets Measured at Fair Value on a Non-recurring Basis) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010
Level 1 [Member]
Equity-method investments	¥ 1,712	[1]	¥ 511	[2]
Cost-method investments
High Functional Materials & Components segment		[3]
Components & Devices Segment		[3]		[4]
Other				[4]
Total	1,712		511
Level 2 [Member]
Equity-method investments		[1]		[2]
Cost-method investments
High Functional Materials & Components segment		[3]
Components & Devices Segment		[3]		[4]
Other				[4]
Total
Level 3 [Member]
Equity-method investments		[1]	86,100	[2]
Cost-method investments	8,066		1,273
High Functional Materials & Components segment	7,755	[3]
Components & Devices Segment	18,046	[3]	47,976	[4]
Other	1,716		5,856	[4]
Total	35,583		141,205
Total Gains (Losses) [Member]
Equity-method investments	(4,741)	[1]	(15,169)	[2]
Cost-method investments	(3,180)		(1,005)
High Functional Materials & Components segment	(10,956)	[3]
Components & Devices Segment	(16,561)	[3]	(18,611)	[4]
Other	(7,653)		(6,585)	[4]
Total	¥ (43,091)		¥ (41,370)

[1]	The carrying value as of March 31, 2011 is not equal to the fair value at the time of impairment because of equity method adjustments subsequent to impairment.
[2]	The carrying value as of March 31, 2010 is not equal to the fair value at the time of impairment because of equity method adjustments subsequent to impairment.
[3]	The carrying value as of March 31, 2011 is not equal to the fair value at the time of impairment because of depreciation expense subsequent to impairment.
[4]	The carrying value as of March 31, 2010 is not equal to the fair value at the time of impairment because of depreciation expense subsequent to impairment.

Financing Receivables and Allowance for Doubtful Receivables (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Past due receivables	9,714
Financing receivables past due 90 days or more and still accruing interest	2,846
Impaired loans	43,628
Minimum [Member] | Finance Leases [Member]
Financing receivable terms (years)	3
Minimum [Member] | Others [Member]
Financing receivable terms (years)	1
Maximum [Member] | Finance Leases [Member]
Financing receivable terms (years)	6
Maximum [Member] | Installment Loans [Member]
Financing receivable terms (years)	3
Maximum [Member] | Mortgage Loans [Member]
Financing receivable terms (years)	30
Maximum [Member] | Others [Member]
Financing receivable terms (years)	3
Mortgage Loans [Member]
Percentage of mortgage loans arranged for employees	50.00%

Financing Receivables and Allowance for Doubtful Receivables (Allowance for Doubtful Receivables and Investment in Financing Receivables) (Details) (JPY ¥) In Millions	3 Months Ended
Mar. 31, 2011
Allowance for doubtful receivables, Balance, January 1, 2011	¥ 13,698
Allowance for doubtful receivables, Provision	5,635
Allowance for doubtful receivables, Recovery and other	(1,530)
Allowance for doubtful receivables, Write off	(1,174)
Allowance for doubtful receivables, Balance, March 31, 2011	16,629
Allowance for doubtful receivables, Applicable to amounts; Individually evaluated for impairment	7,696
Allowance for doubtful receivables, Applicable to amounts; Collectively evaluated for impairment	8,933
Financing receivable, Financing receivables, Balance, March 31, 2011	1,435,831
Financing receivables, Applicable to amounts; Individually evaluated for impairment	16,598
Financing receivables, Applicable to amounts; Collectively evaluated for impairment	1,419,233
Finance Leases [Member]
Allowance for doubtful receivables, Balance, January 1, 2011	5,156
Allowance for doubtful receivables, Provision	1,531
Allowance for doubtful receivables, Recovery and other	(340)
Allowance for doubtful receivables, Write off	(211)
Allowance for doubtful receivables, Balance, March 31, 2011	6,136
Allowance for doubtful receivables, Applicable to amounts; Individually evaluated for impairment	1,620
Allowance for doubtful receivables, Applicable to amounts; Collectively evaluated for impairment	4,516
Financing receivable, Financing receivables, Balance, March 31, 2011	873,137
Financing receivables, Applicable to amounts; Individually evaluated for impairment	4,515
Financing receivables, Applicable to amounts; Collectively evaluated for impairment	868,622
Installment Loans [Member]
Allowance for doubtful receivables, Balance, January 1, 2011	2,426
Allowance for doubtful receivables, Provision	293
Allowance for doubtful receivables, Recovery and other	(70)
Allowance for doubtful receivables, Write off	(229)
Allowance for doubtful receivables, Balance, March 31, 2011	2,420
Allowance for doubtful receivables, Applicable to amounts; Individually evaluated for impairment	906
Allowance for doubtful receivables, Applicable to amounts; Collectively evaluated for impairment	1,514
Financing receivable, Financing receivables, Balance, March 31, 2011	126,957
Financing receivables, Applicable to amounts; Individually evaluated for impairment	1,252
Financing receivables, Applicable to amounts; Collectively evaluated for impairment	125,705
Mortgage Loans [Member]
Allowance for doubtful receivables, Balance, January 1, 2011	176
Allowance for doubtful receivables, Provision	102
Allowance for doubtful receivables, Recovery and other	(47)
Allowance for doubtful receivables, Write off
Allowance for doubtful receivables, Balance, March 31, 2011	231
Allowance for doubtful receivables, Applicable to amounts; Individually evaluated for impairment	88
Allowance for doubtful receivables, Applicable to amounts; Collectively evaluated for impairment	143
Financing receivable, Financing receivables, Balance, March 31, 2011	218,222
Financing receivables, Applicable to amounts; Individually evaluated for impairment	1,113
Financing receivables, Applicable to amounts; Collectively evaluated for impairment	217,109
Others [Member]
Allowance for doubtful receivables, Balance, January 1, 2011	5,940
Allowance for doubtful receivables, Provision	3,709
Allowance for doubtful receivables, Recovery and other	(1,073)
Allowance for doubtful receivables, Write off	(734)
Allowance for doubtful receivables, Balance, March 31, 2011	7,842
Allowance for doubtful receivables, Applicable to amounts; Individually evaluated for impairment	5,082
Allowance for doubtful receivables, Applicable to amounts; Collectively evaluated for impairment	2,760
Financing receivable, Financing receivables, Balance, March 31, 2011	217,515
Financing receivables, Applicable to amounts; Individually evaluated for impairment	9,718
Financing receivables, Applicable to amounts; Collectively evaluated for impairment	¥ 207,797

Acquisitions and Divestitures (Narrative) (Details)	Mar. 31, 2011	Mar. 31, 2011 Intangible Assets [Member] JPY ( ¥)	Mar. 31, 2011 Deferred Tax Liability [Member] JPY ( ¥)	Mar. 31, 2011 Goodwill [Member] JPY ( ¥)	Dec. 31, 2010 Hitachi Medical [Member]	Mar. 31, 2011 Hitachi Medical [Member] JPY ( ¥)	Dec. 31, 2010 Hitachi Medical [Member] JPY ( ¥)	Mar. 09, 2011 Hitachi Medical [Member] Hitachi Transport System [Member] JPY ( ¥)	Mar. 09, 2011 Hitachi Transport System [Member] JPY ( ¥)	Mar. 31, 2011 Hitachi Construction Machinery [Member] JPY ( ¥)	Mar. 31, 2010 Hitachi Construction Machinery [Member] JPY ( ¥)	Jan. 31, 2009 Hitachi Kokusai Electric Inc [Member]	Mar. 31, 2009 Hitachi Kokusai Electric Inc [Member]	Dec. 31, 2010 Hitachi Kokusai Electric Inc [Member]	Jan. 14, 2009 Hitachi Kokusai Electric Inc [Member] JPY ( ¥)	Jan. 31, 2009 Hitachi Koki Co Ltd [Member]	Mar. 31, 2009 Hitachi Koki Co Ltd [Member]	Jan. 31, 2009 Hitachi Koki Co Ltd [Member] JPY ( ¥)	Mar. 07, 2011 Western Digital Corporation [Member] USD ( $)
Tender offer price							¥ 1,075		¥ 233,500						¥ 780			¥ 1,300
Premium over average share price								93.00%						77.00%		77.00%
Business acquisition period evaluated, years								3				3
Shares purchased					23,157,518			209,550			20,000,000			13,406,000		12,473,000
Shares purchased ,value							¥ 24,894,000,000	¥ 48,930,000,000			¥ 23,704,000,000				¥ 10,456,000,000			¥ 16,214,000,000
Ownership acquired percentage	20.00%						84.65%		90.12%		20.00%								10.00%
Ownership percentage before purchase					12.79%					40.00%	40.00%		38.80%				38.90%
Ownership percentage after purchase					97.45%						60.00%		51.60%				51.20%
Recognized gain on equity interest remeasuring						1,224,000,000				14,923,000,000
Consideration for transfer of business																			4,300,000,000
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment		¥ 37,370,000,000	¥ 12,702,000,000	¥ 24,668,000,000

Acquisitions and Divestitures (Consideration Paid for Fair Value of Noncontrolling Interest in Vantec) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Cash paid for acquisition	¥ 24,894
Fair value of noncontrolling interests	738
Total purchase consideration	29,331
Hitachi Transport System [Member]
Cash paid for acquisition	48,930
Fair value of noncontrolling interests	3,622
Total purchase consideration	¥ 52,552

Acquisitions and Divestitures (Consideration Paid For Assets Acquired and Liabilities Assumed in Aloka) (Details) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Acquisitions and Divestitures
Current assets	¥ 43,346
Non-current assets (excluding intangible assets)	9,585
Intangible assets (excluding goodwill)	1,811
Total assets acquired	54,742
Current liabilities	(13,740)
Non-current liabilities	(2,987)
Total liabilities assumed	(16,727)
Gain on the bargain purchase	(8,684)
Previously acquired equity interest measured at fair value	(3,699)
Cash paid for acquisition	(24,894)
Fair value of noncontrolling interests	(738)
Total purchase consideration	¥ (29,331)

Acquisitions and Divestitures (Consideration Paid For Assets Acquired and Liabilities Assumed in Telcon) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Current assets	¥ 43,346
Non-current assets (excluding intangible assets)	9,585
Intangible assets (excluding goodwill)	1,811
Total assets acquired	54,742
Current liabilities	(13,740)
Non-current liabilities	(2,987)
Total liabilities assumed	(16,727)
Previously acquired equity interest measured at fair value	(3,699)
Cash paid for acquisition	(24,894)
Fair value of noncontrolling interests	(738)
Total purchase consideration	(29,331)
Hitachi Construction Machinery [Member]
Current assets	29,741
Non-current assets (excluding intangible assets)	16,912
Intangible assets (excluding goodwill)	37,370
Goodwill (not deductible for tax purposes)	32,981
Total assets acquired	117,004
Current liabilities	(35,105)
Non-current liabilities	(14,095)
Total liabilities assumed	(49,200)
Previously acquired equity interest measured at fair value	(22,050)
Cash paid for acquisition	(23,704)
Fair value of noncontrolling interests	(22,050)
Total purchase consideration	¥ (67,804)

Acquisitions and Divestitures (Acquired Intangible Assets Subject to Amortization and Not Subject to Amortization) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011 Brands [Member] Hitachi Construction Machinery [Member]	Mar. 31, 2011 Customer Contracts and Relationships [Member] Hitachi Construction Machinery [Member]	Mar. 31, 2011 Dealer Network [Member] Hitachi Construction Machinery [Member]	Mar. 31, 2011 Technical Know-How [Member] Hitachi Construction Machinery [Member]	Mar. 31, 2011 Favorable Lease Agreements [Member] Hitachi Construction Machinery [Member]	Mar. 31, 2011 Hitachi Construction Machinery [Member]
Acquired intangible assets subject to amortization	¥ 143,156	¥ 177,585	¥ 168,911		¥ 19,509	¥ 4,339	¥ 3,056	¥ 1,027	¥ 27,931
Acquired intangible assets subject to amortization, Weighted average amortization Period (year)					25,000,000	15,000,000	6,000,000	5,000,000
Acquired intangible assets not subject to amortization				9,439
Acquired intangible assets total	¥ 1,811								¥ 37,370

Segment Information (Schedule of Total Revenues from Segment) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Revenues from Outside Customers	¥ 9,315,807	¥ 8,968,546	¥ 10,000,369
Revenues from Intersegment Transactions
Total Revenues	9,315,807	8,968,546	10,000,369
Business reportable segments	11
Information & Telecommunication Systems [Member]
Revenues from Outside Customers	1,475,588	1,522,457	1,730,818
Revenues from Intersegment Transactions	176,452	183,130	214,533
Total Revenues	1,652,040	1,705,587	1,945,351
Power Systems [Member]
Revenues from Outside Customers	737,560	805,007	777,833
Revenues from Intersegment Transactions	75,647	77,128	84,556
Total Revenues	813,207	882,135	862,389
Social Infrastructure & Industrial Systems [Member]
Revenues from Outside Customers	932,299	1,044,208	1,077,548
Revenues from Intersegment Transactions	224,637	206,017	256,698
Total Revenues	1,156,936	1,250,225	1,334,246
Electronic Systems & Equipment [Member]
Revenues from Outside Customers	942,305	868,449	830,080
Revenues from Intersegment Transactions	137,050	130,183	153,741
Total Revenues	1,079,355	998,632	983,821
Construction Machinery [Member]
Revenues from Outside Customers	746,166	578,129	717,251
Revenues from Intersegment Transactions	5,221	5,507	7,438
Total Revenues	751,387	583,636	724,689
High Functional Materials & Components [Member]
Revenues from Outside Customers	1,329,234	1,176,292	1,467,934
Revenues from Intersegment Transactions	78,919	73,035	93,111
Total Revenues	1,408,153	1,249,327	1,561,045
Automotive Systems [Member]
Revenues from Outside Customers	733,910	633,399	667,094
Revenues from Intersegment Transactions	3,991	5,429	14,656
Total Revenues	737,901	638,828	681,750
Components & Devices [Member]
Revenues from Outside Customers	743,980	690,062	904,944
Revenues from Intersegment Transactions	65,872	64,827	73,353
Total Revenues	809,852	754,889	978,297
Digital Media & Consumer Products [Member]
Revenues from Outside Customers	882,834	863,091	1,006,017
Revenues from Intersegment Transactions	68,762	66,167	97,843
Total Revenues	951,596	929,258	1,103,860
Financial Services [Member]
Revenues from Outside Customers	325,341	327,072	324,540
Revenues from Intersegment Transactions	47,640	92,578	76,777
Total Revenues	372,981	419,650	401,317
Other [Member]
Revenues from Outside Customers	465,871	457,315	491,642
Revenues from Intersegment Transactions	301,592	306,350	339,192
Total Revenues	767,463	763,665	830,834
Subtotal [Member]
Revenues from Outside Customers	9,315,088	8,965,481	9,995,701
Revenues from Intersegment Transactions	1,185,783	1,210,351	1,411,898
Total Revenues	10,500,871	10,175,832	11,407,599
Corporate Items [Member]
Revenues from Outside Customers	719	3,065	4,668
Eliminations & Corporate Items [Member]
Revenues from Intersegment Transactions	(1,185,783)	(1,210,351)	(1,411,898)
Total Revenues	¥ (1,185,064)	¥ (1,207,286)	¥ (1,407,230)

Segment Information (Schedule of Segment Profit (Loss)) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Total Segment profit	¥ 444,508	¥ 202,159	¥ 127,146
Impairment losses for long-lived assets (note 18)	(35,170)	(25,196)	(128,400)
Restructuring charges (note 19)	(5,757)	(25,154)	(22,927)
Interest income	13,267	12,017	19,177
Dividends income	4,240	5,799	8,544
Gains on sales of stock by subsidiaries or affiliated companies		183	360
Other income	69,730	186	5,203
Interest charges	(24,878)	(26,252)	(33,809)
Other deductions	(13,597)	(21,976)	(102,960)
Equity in net loss of affiliated companies	(20,142)	(58,186)	(162,205)
Income (loss) before income taxes	432,201	63,580	(289,871)
Information & Telecommunication Systems [Member]
Total Segment profit	98,641	94,592	138,452
Impairment losses for long-lived assets (note 18)	(473)	(353)	(15,752)
Power Systems [Member]
Total Segment profit	22,022	22,075	3,485
Impairment losses for long-lived assets (note 18)		(136)	(82)
Social Infrastructure & Industrial Systems [Member]
Total Segment profit	39,952	42,086	34,406
Impairment losses for long-lived assets (note 18)	(767)	(715)	(3,609)
Electronic Systems & Equipment [Member]
Total Segment profit	37,284	(5,218)	25,755
Impairment losses for long-lived assets (note 18)	(4,605)	(624)	(961)
Construction Machinery [Member]
Total Segment profit	49,192	17,649	51,337
Impairment losses for long-lived assets (note 18)	(3)	(119)
High Functional Materials & Components [Member]
Total Segment profit	84,506	44,412	25,257
Impairment losses for long-lived assets (note 18)	(10,956)	(2,117)	(12,888)
Automotive Systems [Member]
Total Segment profit	23,791	(5,486)	(60,507)
Impairment losses for long-lived assets (note 18)	(191)	(175)	(29,240)
Components & Devices [Member]
Total Segment profit	43,652	1,149	5,799
Impairment losses for long-lived assets (note 18)	(16,561)	(18,611)	(12,022)
Digital Media & Consumer Products [Member]
Total Segment profit	14,949	(7,206)	(110,548)
Impairment losses for long-lived assets (note 18)	(951)	(845)	(51,695)
Financial Services [Member]
Total Segment profit	14,255	8,518	6,660
Impairment losses for long-lived assets (note 18)	(368)		(1,499)
Other [Member]
Total Segment profit	28,930	19,423	24,515
Impairment losses for long-lived assets (note 18)	(295)	(1,501)	(652)
Subtotal [Member]
Total Segment profit	457,174	231,994	144,611
Impairment losses for long-lived assets (note 18)	(35,170)	(25,196)	(128,400)
Eliminations & Corporate Items [Member]
Total Segment profit	(12,666)	(29,835)	(17,465)
Impairment losses for long-lived assets (note 18)

Segment Information (Schedule of Total Assets from Segment) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Total Assets	¥ 9,185,629	¥ 8,964,464	¥ 9,403,709
Depreciation and Amortization	497,769	557,762	656,923
Impairment Losses for Long-Lived Assets	35,170	25,196	128,400
Capital Investment for Long-Lived Assets	700,029	723,911	964,421
Information & Telecommunication Systems [Member]
Total Assets	1,289,099	1,261,016	1,468,481
Depreciation and Amortization	76,082	80,589	113,780
Impairment Losses for Long-Lived Assets	473	353	15,752
Capital Investment for Long-Lived Assets	79,907	65,976	91,665
Power Systems [Member]
Total Assets	919,676	1,067,072	1,026,637
Depreciation and Amortization	20,239	24,386	23,032
Impairment Losses for Long-Lived Assets		136	82
Capital Investment for Long-Lived Assets	12,163	34,704	31,155
Social Infrastructure & Industrial Systems [Member]
Total Assets	1,033,110	971,743	1,098,712
Depreciation and Amortization	27,941	32,383	31,806
Impairment Losses for Long-Lived Assets	767	715	3,609
Capital Investment for Long-Lived Assets	24,729	32,005	46,716
Electronic Systems & Equipment [Member]
Total Assets	867,741	820,700	829,126
Depreciation and Amortization	19,154	21,598	15,827
Impairment Losses for Long-Lived Assets	4,605	624	961
Capital Investment for Long-Lived Assets	20,874	15,728	17,894
Construction Machinery [Member]
Total Assets	1,000,793	927,482	840,693
Depreciation and Amortization	42,606	41,807	38,534
Impairment Losses for Long-Lived Assets	3	119
Capital Investment for Long-Lived Assets	40,689	73,874	76,651
High Functional Materials & Components [Member]
Total Assets	1,267,001	1,264,372	1,232,271
Depreciation and Amortization	75,371	85,092	88,280
Impairment Losses for Long-Lived Assets	10,956	2,117	12,888
Capital Investment for Long-Lived Assets	66,795	55,038	112,595
Automotive Systems [Member]
Total Assets	451,382	459,183	450,966
Depreciation and Amortization	32,768	41,137	43,853
Impairment Losses for Long-Lived Assets	191	175	29,240
Capital Investment for Long-Lived Assets	21,612	19,261	47,442
Components & Devices [Member]
Total Assets	592,992	585,999	640,824
Depreciation and Amortization	55,984	65,730	85,760
Impairment Losses for Long-Lived Assets	16,561	18,611	12,022
Capital Investment for Long-Lived Assets	60,150	41,240	63,582
Digital Media & Consumer Products [Member]
Total Assets	434,397	521,591	570,935
Depreciation and Amortization	27,149	34,567	45,632
Impairment Losses for Long-Lived Assets	951	845	51,695
Capital Investment for Long-Lived Assets	19,487	20,399	31,446
Financial Services [Member]
Total Assets	1,937,643	1,789,409	1,914,863
Depreciation and Amortization	75,076	81,049	118,642
Impairment Losses for Long-Lived Assets	368		1,499
Capital Investment for Long-Lived Assets	330,292	351,298	422,805
Other [Member]
Total Assets	1,344,356	1,374,882	1,612,556
Depreciation and Amortization	37,590	42,954	45,012
Impairment Losses for Long-Lived Assets	295	1,501	652
Capital Investment for Long-Lived Assets	43,952	34,768	46,027
Subtotal [Member]
Total Assets	11,138,190	11,043,449	11,686,064
Depreciation and Amortization	489,960	551,292	650,158
Impairment Losses for Long-Lived Assets	35,170	25,196	128,400
Capital Investment for Long-Lived Assets	720,650	744,291	987,978
Eliminations & Corporate Items [Member]
Total Assets	(1,952,561)	(2,078,985)	(2,282,355)
Depreciation and Amortization	7,809	6,470	6,765
Impairment Losses for Long-Lived Assets
Capital Investment for Long-Lived Assets	¥ (20,621)	¥ (20,380)	¥ (23,557)

Segment Information (Schedule of Revenues Attributed to Geographical Areas) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Revenues	¥ 9,315,807	¥ 8,968,546	¥ 10,000,369
Consolidated total revenues	10.00%
Japan [Member]
Revenues	5,269,259	5,313,790	5,861,448
Asia [Member]
Revenues	2,073,756	1,699,071	1,911,290
North America [Member]
Revenues	781,139	729,698	899,550
Europe [Member]
Revenues	760,011	824,697	904,425
Other Areas [Member]
Revenues	431,642	401,290	423,656
China Mainland [Member]
Revenues	1,188,555	991,653	1,078,582
Subtotal [Member]
Revenues	¥ 4,046,548	¥ 3,654,756	¥ 4,138,921

Segment Information (Schedule of Long-lived Including Assets) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Long-lived Assets including Goodwill	¥ 2,639,288	¥ 2,737,854	¥ 2,849,041
Long-lived assets exceeds	10.00%
Japan [Member]
Long-lived Assets including Goodwill	1,979,405	2,088,846	2,271,389
Asia [Member]
Long-lived Assets including Goodwill	341,884	343,493	267,628
North America [Member]
Long-lived Assets including Goodwill	158,684	157,113	163,630
Europe [Member]
Long-lived Assets including Goodwill	112,350	111,105	107,478
Other Areas [Member]
Long-lived Assets including Goodwill	16,651	15,717	12,280
Subtotal [Member]
Long-lived Assets including Goodwill	2,608,974	2,716,274	2,822,405
Eliminations & Corporate Items [Member]
Long-lived Assets including Goodwill	¥ 30,314	¥ 21,580	¥ 26,636

Segment Information (Schedule of Revenues from Location and its Subsidiaries) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Intersegment transactions
Subtotal [Member]
Intersegment transactions	1,185,783	1,210,351	1,411,898
Eliminations & Corporate Items [Member]
Intersegment transactions	¥ (1,185,783)	¥ (1,210,351)	¥ (1,411,898)

Schedule II (Valuation and Qualifying Accounts) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Valuation And Qualifying Accounts
Allowance for doubtful receivables, Balance at beginning of period	¥ 43,923	¥ 46,916	¥ 40,903
Allowances for doubtful receivables, Charged to income	998	8,791	10,900
Allowance for doubtful receivables, Bad debts written off	(7,881)	(11,784)	(4,887)
Allowance for doubtful receivables, Balance at end of period	37,040	43,923	46,916
Change in the amounts in the "Charged to income" and "Bad debts written off"	¥ 8,676